Personal
Annuity
Select

2000 Annual Report                                                    [PHOTO]
-------------------------------------------------------------------------------

-        TIAA-CREF Life Separate Account VA-1

-        TIAA-CREF Life Funds

         Stock Index Fund

         Growth Equity Fund

         Growth & Income Fund

         International Equity Fund

         Social Choice Equity Fund


                                [TIAA CREF LOGO]

TIAA-CREF LIFE

SEPARATE ACCOUNT VA-1

A NOTE ABOUT THE REPORT'S FORMAT

While most of this report discusses performance of the TIAA-CREF Life Funds, whose portfolios underlie the TIAA-CREF Life Separate Account VA-1, the table below presents a summary of the returns of the accounts of the TIAA-CREF Life Separate Account VA-1 to give you a more complete picture of performance under your Personal Annuity Select contract. These returns reflect not only the performance of the underlying funds after deductions for investment management charges, but also mortality and risk expenses and administrative charges deducted under the contract. This is why the return below is slightly less than the returns of the underlying funds reported on pages 3 through 7.

      You can find additional summary financial information for the TIAA-CREF Life Separate Account VA-1 on page 71.

PERFORMANCE AT A GLANCE AS OF 12/31/2000

                                                                 RATE OF
                                                              TOTAL RETURN     ANNUAL
                                  ONE YEAR ANNUAL COMPOUND       SINCE         EXPENSE      NET ASSETS   ACCUMULATION UNIT
                                    RATE OF TOTAL RETURN       LAUNCH (1)     CHARGE(2)   (IN MILLIONS)        VALUE
--------------------------------------------------------------------------------------------------------------------------
STOCK INDEX ACCOUNT                         7.72%                   5.64%        0.37%        $60.02           $29.12
GROWTH EQUITY ACCOUNT                         --                  -27.47         0.55          19.33            18.98
GROWTH & INCOME ACCOUNT                       --                  -11.64         0.53          12.35            23.69
INTERNATIONAL EQUITY ACCOUNT                  --                  -24.81         0.59           7.47            17.13
SOCIAL CHOICE EQUITY ACCOUNT                  --                   -9.04         0.48           1.68            24.29

(1) The launch date was January 4, 1999 for the Stock Index Account and April 3, 2000 for the other accounts.

(2) Annual expenses reflect 0.30 percent charged by the Separate Account on the contract for administrative expenses and mortality and expense risk, and applicable underlying fund fees (0.07 percent for Stock Index, 0.25 percent for Growth Equity, 0.23 percent for Growth & Income, 0.29 percent for International Equity, and 0.18 percent for Social Choice Equity). A portion of the separate account charges and underlying funds fees has been waived. Without waivers, total annual separate account and fund expenses would be 1.50 percent for Stock Index, 1.66 percent for Growth Equity,
    1.64 percent for Growth & Income, 1.73 percent for International Equity, and 1.59 percent for Social Choice Equity, and total investment returns would be lower.

DEAR INVESTOR:

We are pleased to send you the 2000 Annual Report for the TIAA-CREF Life Funds, the underlying investment vehicle for the Personal Annuity (PA) Select variable annuity. The PA Select, which is available to the general public, is now offered in 37 states and the District of Columbia. We expect it to be approved in most other states by the end of 2001.*

   TIAA-CREF Life continues a tradition of innovation with the PA Select. The four new investment options introduced on April 3, 2000 give you even more allocation choices. These choices utilize four new TIAA-CREF Life Funds -- the Growth Equity Fund, Growth & Income Fund, International Equity Fund, and Social Choice Equity Fund. We continue to offer the Stock Index Account and the Fixed Account, which guarantees both principal and interest. (Please see your contract for details on the Fixed Account.)

   In addition, the variable payout options that we introduced in October 2000 give contract owners five new allocation choices for their retirement income. These new options, currently available in most states, may provide a useful hedge against inflation during retirement.

   The PA Select is designed to provide an opportunity for solid performance at exceptionally low cost, and with no sales or surrender charges. In fact, it is among the least expensive variable annuities in the industry, with total annual expenses (including mortality and expense charges and the fees of the underlying TIAA-CREF Life Funds) ranging from 0.37 percent to 0.59 percent, after waivers, for its five variable accounts. This range compares with an industry average of over 2.00 percent.**

   Low-cost annuities are increasingly popular with people like you who seek additional potential retirement income through tax deferral without contribution limits.

/s/ MARTIN E. GALT, III
Martin E. Galt, III
President, TIAA-CREF Investment Products

CONTENTS

PERSONAL ANNUITY SELECT
2000 ANNUAL REPORT CONTENTS

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1
PERFORMANCE AT A GLANCE

TIAA-CREF LIFE FUNDS

Stock Index Fund Performance Report                 3

Growth Equity Fund Performance Report               4

Growth & Income Fund Performance Report             5

International Equity Fund Performance Report        6

Social Choice Equity Fund Performance Report        7

Statements of Investments                           8

Report of Management Responsibility                64

Report of the Audit Committee                      65

Report of Independent Auditors                     66

Statements of Assets and Liabilities               67

Statements of Operations                           68

Statements of Changes in Net Assets                69

Financial Highlights                               70

Notes to Financial Statements                      71

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

Summary Financial Information                      75
(Unaudited)

The Investment Company Act of 1940 requires TIAA-CREF Life Personal Annuity Select Separate Account to provide its contract owners with this annual report on the financial condition and portfolio holdings of the funds in which it invests. A semi-annual report will also be provided each year towards the end of August.


 * The states where approval is pending are: Hawaii, Kentucky, Louisiana, Maine, Massachusetts, Mississippi, New Hampshire, New Jersey, New Mexico, North Dakota, Oregon, South Carolina, and Tennessee.

** Source: Morningstar Principia Pro for VA/L Subaccounts, 12/31/2000.

FROM THE VICE CHAIRMAN:

The longest economic expansion in our nation's history continued during 2000, but by the end of the year economic growth slowed markedly, and world stock markets posted their biggest declines in more than a decade. The S&P 500 Stock Index lost 9.10 percent during the year. Foreign stocks, as measured by the Morgan Stanley Capital International World Index, posted a 13.18 percent loss. Most dramatically, the bursting of the technology bubble sent the Nasdaq tumbling 39.3 percent.

   Several factors were associated with the economic slowdown, including the series of interest rate hikes by the Federal Reserve, the steep rise in petroleum prices, and the weakness of the euro, the new European currency.

   In this volatile environment, the TIAA-CREF Life Funds (including the four new funds launched April 3, 2000) posted negative returns but generally did well in comparison with their benchmarks. Four of the five funds outpaced the benchmarks that are used to guide their performance.

   The following report provides detailed commentaries on each fund's performance and a list of each fund's holdings at year's end. As with any investment, future returns could differ substantially from past performance, and that is especially true in the case of the new funds.

   We maintain our commitment to keeping expenses low, while providing disciplined investment management and first-rate customer service.

/s/ MARTIN L. LEIBOWITZ
Martin L. Leibowitz
Vice Chairman and Chief Investment Officer

FUND MANAGEMENT

The TIAA-CREF Life Funds are managed by Teachers Advisors, Inc., whose members are jointly responsible for the day-to-day management of the Funds.

2 Personal Annuity Select 2000 ANNUAL REPORT

TIAA-CREF LIFE FUNDS
STOCK INDEX FUND

INVESTMENT OBJECTIVE

The Stock Index Fund seeks to achieve favorable long-term returns from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by a broad stock market index.

PORTFOLIO PROFILE

- Tracks the overall market for common stocks publicly traded in the U.S.

- Benchmarked to the Russell 3000(R) Index.

- Uses a sampling approach to create a portfolio that closely matches the investment characteristics of the Russell 3000(R) Index without actually investing in all 3000 stocks in the index.

PERFORMANCE IN 2000

For the year ended December 31, 2000, the Stock Index Fund posted a return of -7.38 percent, beating its benchmark, the Russell 3000(R) Index, by 0.08 percentage points.

   During the year 2000, the growth stocks that had propelled most equity indexes to highs early in the year corrected sharply, dragging most broader measurers of the market down with them. The performance of index portfolios, which aim to match the risk and return profile of the market, is generally not affected, relative to the benchmark, by the performance of individual groups of stocks.

   However, two factors can have varying effects on relative performance. First, even slight deviations between the fund's holdings and those of its benchmark can alter relative performance when extreme variations in performance occur among different market segments. Second, small positive or negative contributions to relative performance can result from the size of the fund's small cash holdings. During the year 2000, the positive returns from holding even a small amount of cash while equities overall were in decline provided a slight contribution to positive relative performance versus the benchmark.

$10,000 OVER LIFE OF FUND
                                 Russell 3000       Stock Index
                                     Index              Fund

                1/4/1999             10000             10000
               3/31/1999             10392             10339
               6/30/1999             11175             11136
               9/30/1999             10461             10403
              12/31/1999             12120             12090
               3/31/2000             12630             12643
               6/30/2000             12221             12205
               9/30/2000             12318             12296
              12/31/2000             11226             11188


[LINE GRAPH]

TEN LARGEST HOLDINGS AS OF 12/31/2000

                                      % OF NET
               COMPANY                 ASSETS      MARKET VALUE
-------------------------------------------------------------------

General Electric Co                     3.71            $3,317,275
Exxon Mobil Corp                        2.36             2,109,452
Pfizer, Inc                             2.28             2,032,050
Cisco Systems, Inc                      2.15             1,920,150
Citigroup, Inc                          2.01             1,798,728
Merck & Co, Inc                         1.70             1,516,725
Intel Corp                              1.58             1,409,931
American International Group, Inc       1.55             1,386,084
Microsoft Corp                          1.36             1,212,114
SBC Communications, Inc                 1.27             1,130,195

PERFORMANCE AT A GLANCE AS OF 12/31/2000



                                      AVERAGE ANNUAL COMPOUND            CUMULATIVE RATES OF
                                      RATES OF TOTAL RETURN (1)            TOTAL RETURN (1)           ANNUAL    NET ASSETS (IN
                                      ONE YEAR    SINCE LAUNCH (2)  ONE YEAR     SINCE LAUNCH (2)  EXPENSES(3)    MILLIONS)
------------------------------------------------------------------------------------------------------------------------------
STOCK INDEX FUND                        7.38%        5.98%              -7.38%      12.26%            0.07%        $89.32
Russell 3000(R) Index                  -7.46         5.81               -7.46       11.88                -              -
------------------------------------------------------------------------------------------------------------------------------


(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Stock Index Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Launch date of the Stock Index Fund was 1/4/1999.

(3) Although Teachers Advisor, Inc., the Stock Index Fund's investment adviser, is entitled to an annual fee of 0.30% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee. The waiver is contractual and is guaranteed until April 1, 2003.

                                  2000 ANNUAL REPORT  Personal Annuity Select 3

TIAA-CREF LIFE FUNDS
GROWTH EQUITY FUND

INVESTMENT OBJECTIVE

The Growth Equity Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.

PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy(SM). Indexed portion aims to slightly exceed the fund's benchmark, the Russell 3000(R) Growth Index, with low volatility.

- Actively managed portion (approximately 51 percent as of 12/31/00) is concentrated in stocks of rapidly growing companies.

- Actively selects international stocks not in the benchmark as opportunities rise.

PERFORMANCE IN 2000

The Growth Equity Fund, launched April 3, 2000, posted a return of -27.29 percent for the period ended December 31, 2000. Its performance beat the fund's benchmark, the Russell 3000(R) Growth Index, by 0.40 percentage points, but trailed the competition, as measured by the Lipper Growth Fund Index, by
10.35 percentage points.

   Slowing growth in the U.S. economy, declining stock prices worldwide, and a shift in investor sentiment favoring value stocks all hurt the growth sector during this period. However, the fund edged out its benchmark on the strength of its stock selections.

   Among consumer stocks we took an overweight position relative to the benchmark in Safeway and were underweight in Proctor and Gamble. We went outside the Russell 3000(R) Growth Index and chose Tyco International, which performed well as the company resolved concerns about its accounting procedures and investors turned to companies with stable, diversified growth profiles. Despite weakness in the technology sector, the fund's picks provided some compensation there. Individual tech stocks that contributed to performance included Ciena Corp., a telecommunications equipment supplier.

   Aside from the larger market trends, the negative factors affecting the fund during this period included stock selections in certain consumer stocks, entertainment and media stocks that proved unproductive, and a slight underweight in the healthcare sector.

$10,000 OVER LIFE OF FUND

[LINE GRAPH]

                  Lipper         Russell
                  Growth          3000           Growth
                   Fund          Growth          Equity
                  Index          Index            Fund

    4/3/2000       10000          10000           10000
   4/30/2000        9500           9486            9576
   5/31/2000        9081           8984            9022
   6/30/2000        9583           9697            9752
   7/31/2000        9370           9263            9308
   8/31/2000       10070          10110           10233
   9/30/2000        9455           9184            9240
  10/31/2000        9189           8728            8819
  11/30/2000        8207           7421            7482
  12/31/2000        8306           7231            7271


TEN LARGEST HOLDINGS AS OF 12/31/2000

                   COMPANY               % OF NET ASSETS    MARKET VALUE
------------------------------------------------------------------------
General Electric Co                           7.27           $4,169,556
Pfizer, Inc                                   5.74            3,291,576
Cisco Systems, Inc                            4.67            2,679,374
Intel Corp                                    3.74            2,146,463
EMC Corp                                      3.47            1,992,074
Microsoft Corp                                3.22            1,847,775
Oracle Corp                                   2.94            1,688,531
International Business Machines Corp          2.03            1,162,885
Merck & Co, Inc                               1.76            1,011,618
Wal-Mart Stores, Inc                          1.69              970,063


PERFORMANCE AT A GLANCE AS OF 12/31/2000


                                 CUMULATIVE RATES OF
                                  TOTAL RETURN SINCE      ANNUAL           NET ASSETS
                                     LAUNCH (1,2)      EXPENSES(3)       (IN MILLIONS)
----------------------------------------------------------------------------------------
GROWTH EQUITY FUND                     -27.29%            0.25%             $57.37
Russell 3000(R)  Growth Index           27.69               --                  --
Lipper Growth Fund Index               -16.94               --                  --
----------------------------------------------------------------------------------------


(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Growth Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Launch date of the Growth Equity Fund was 4/3/2000.

(3) Although Teachers Advisors, Inc., the Growth Equity Fund's investment adviser, is entitled to an annual fee of 0.46% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee. The waiver is contractual and is guaranteed until April 1, 2003.

4 Personal Annuity Select  2000 ANNUAL REPORT

TIAA-CREF LIFE FUNDS
GROWTH & INCOME FUND

INVESTMENT OBJECTIVE

   The Growth & Income Fund seeks a favorable long-term return through capital appreciation and investment income.

PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy(SM). Indexed portion aims to slightly exceed the fund's benchmark, the S&P 500, with low volatility.

- Actively managed portion (approximately 46 percent as of 12/31/00) buys stocks believed to be attractively priced that show growth potential and offer a stream of income.

- Occasionally acquires stocks of foreign-based companies not in the benchmark.

PERFORMANCE IN 2000

The Growth & Income Fund, launched April 3, 2000, posted a return of -11.03 percent for the period ended December 31, 2000. It led its benchmark, the S&P 500 Index, by 0.11 percentage points, but lagged 9.75 percentage points behind the competition, as measured by the Lipper Growth & Income Fund Index.

   The fund beat its benchmark during this period through astute stock selections in the technology and financial sectors, despite weakness in the technology sector. Holdings in Ciena Corp., a telecommunications equipment supplier, and Sanmina Corp. contributed to performance, as did an underweight position relative to the benchmark in Lucent Technologies, which was down more than 80 percent during the year. Holdings in newly demutualized insurers such as John Hancock, MetLife, and Manulife also helped, offsetting our slight underweight in the financial sector.

   The fund's performance was hampered by disappointing returns in consumer cyclical, consumer noncyclical, telecommunications, and producer durables stocks. Despite underweights in these areas, these declines were severe enough to have an adverse effect on overall returns.

$10,000 OVER LIFE OF FUND

[LINE GRAPH]

               Lipper Growth
                 & Income        S&P 500        Growth &
                Fund Index        Index        Income Fund

    4/3/2000       10000          10000           10000
   4/30/2000        9822           9699            9713
   5/31/2000        9786           9500            9504
   6/30/2000        9748           9734            9765
   7/31/2000        9713           9582            9661
   8/31/2000       10318          10177           10287
   9/30/2000       10035           9640            9713
  10/31/2000       10064           9599            9653
  11/30/2000        9512           8842            8844
  12/31/2000        9872           8886            8897

TEN LARGEST HOLDINGS AS OF 12/31/2000

                                      % OF NET
             COMPANY                   ASSETS          MARKET VALUE
------------------------------------------------------------------------
General Electric Co                      4.10            $2,462,981
Exxon Mobil Corp                         2.89             1,737,359
Pfizer, Inc                              2.76             1,660,600
Cisco Systems, Inc                       2.43             1,461,494
Citigroup, Inc                           2.26             1,357,394
Wal-Mart Stores, Inc                     2.05             1,228,675
Microsoft Corp                           2.04             1,226,992
Merck & Co, Inc                          2.03             1,216,563
Intel Corp                               1.90             1,140,812
American International Group, Inc        1.88             1,127,456

PERFORMANCE AT A GLANCE AS OF 12/31/2000

                                      CUMULATIVE RATES OF TOTAL RETURN      ANNUAL      NET ASSETS (IN
                                              SINCE LAUNCH(1,2)          EXPENSES(3)      MILLIONS)
---------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND                                11.03%                   0.23%           $60.07
S&P 500 Index                                      -11.14                      --                --
Lipper Growth & Income Fund Index                   -1.28                      --                --
---------------------------------------------------------------------------------------------------------

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Growth & Income Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Launch date of the Growth & Income Fund was 4/3/2000.

(3) Although Teachers Advisors, Inc., the Growth & Income Fund's investment adviser, is entitled to an annual fee of 0.44% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee. The waiver is contractual and is guaranteed until April 1, 2003.


                                  2000 ANNUAL REPORT  Personal Annuity Select 5

TIAA-CREF LIFE FUNDS
INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

   The International Equity Fund seeks favorable long-term returns, mainly through capital appreciation.


PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy(SM) to achieve favorable returns on international equities.

- Indexed portion of the fund aims to slightly exceed the fund's benchmark, the Morgan Stanley Europe, Australasia, Far East (EAFE) Index.

- Actively managed portion (approximately 42 percent as of 12/31/00) comprises stocks of companies that we believe have strong management and excellent growth prospects.

PERFORMANCE IN 2000

The International Equity Fund, launched April 3, 2000, posted a return of -24.24 percent for the period ended December 31, 2000. Its performance trailed the fund's benchmark, the Morgan Stanley EAFE Index, by 10.16 percentage points, and the competition, as measured by the Lipper International Fund Index, by 8.99 percentage points.

   The fund fell short during 2000 for several reasons. One was its overweight position in the technology sector relative to the benchmark across Europe and Asia as investors shifted to slower-growth sectors with lower valuations. This shift in sentiment was even more pronounced in Europe and Asia than in the United States, particularly during the fourth quarter, when world equity markets declined by 6.4 percent in dollars. That shift benefited the financial services and healthcare sectors, and our underweight in these sectors, despite the contributions of specific stocks such as Lloyds TSB Group, were a drag on performance.

   The fund's inception date prevented its participating in the year's early gains among growth-oriented stocks; the fund came into being after the growth market began succumbing to a downward correction.

   During the year, the International Equity Account was, on average, overweight in Europe versus its benchmark and underweight in Asia. While these regional weights versus the benchmark enhanced performance, the effect was not enough to compensate for the factors mentioned above.

$10,000 OVER LIFE OF FUND

[LINE GRAPH]
                   Lipper
                International  Morgan Stanley  International
                 Fund Index     EAFE Index      Equity Fund

    4/3/2000       10000          10000           10000
   4/30/2000        9366           9474            9092
   5/31/2000        9108           8242            8508
     6//2000        9530           9604            8938
   7/31/2000        9221           9201            8447
   8/31/2000        9377           9281            8706
   9/30/2000        8831           8829            8135
  10/31/2000        8530           8621            7850
  11/30/2000        8170           8297            7293
  12/31/2000        8475           8592            7576

TEN LARGEST HOLDINGS AS OF 12/31/2000

                                % OF NET
           COMPANY               ASSETS         MARKET VALUE
  -----------------------------------------------------------------
  Nokia Oyj                        3.08       $1,294,555
  Glaxosmithkline Plc              2.40        1,009,605
  Vodafone Group Plc               2.09          879,120
  Alcatel A                        2.00          838,429
  Bayer AG                         1.79          751,133
  Spirent Plc                      1.76          739,535
  Unilever Nv                      1.76          738,331
  Marconi Plc                      1.72          722,390
  Elsevier Nv                      1.61          675,323
  Lloyds TSB Group Plc             1.55          652,968

PERFORMANCE AT A GLANCE AS OF 12/31/2000

                                    CUMULATIVE RATES OF TOTAL     ANNUAL        NET ASSETS
                                     RETURN SINCE LAUNCH(1,2)   EXPENSES(3)   (IN MILLIONS)
-------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                      24.24%             0.29%         $42.01
Morgan Stanley EAFE Index                     -14.08                --              --
Lipper International Fund Index               -15.25                --              --
-------------------------------------------------------------------------------------------

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the International Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Launch date of the International Equity Fund was 4/3/2000.

(3) Although Teachers Advisors, Inc., the International Equity Fund's investment adviser, is entitled to an annual fee of 0.53% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee. The waiver is contractual and is guaranteed until April 1, 2003.


6 Personal Annuity Select  2000 ANNUAL REPORT

TIAA-CREF LIFE FUNDS
SOCIAL CHOICE EQUITY FUND

INVESTMENT OBJECTIVE

The Social Choice Equity Fund seeks favorable long-term returns that track the investment performance of the U.S. stock market while giving special consideration to certain social criteria.


PORTFOLIO PROFILE

- Attempts to track the return of the S&P 500 Index by investing in companies that pass the fund's social criteria screens.

- Current social criteria excludes investing in companies that do damage to the natural environment, have significant business in weapons production, have a substantial involvement in gaming or gambling operations, produce nuclear energy, or produce or market alcohol or tobacco products. Also excludes investing in stocks of U.S. firms with operations in Northern Ireland that have not adopted the MacBride Principles or the Fair Employment Act of 1989 (Northern Ireland).

PERFORMANCE IN 2000

Launched April 3, 2000, the Social Choice Equity Fund posted a return of -9.02 percent for the period ended December 31, 2000. Its performance beat the fund's benchmark, the S&P 500 Index, by 2.12 percentage points, but trailed the competition, as measured by the Lipper Growth & Income Fund Index, by 7.74 percentage points.

   The fund's social screens resulted in a risk-return profile different from that of the fund's benchmark. Positive performance relative to the benchmark during this period resulted mostly from the effect of these screens.

   Performance also benefited from an overweight position versus the benchmark in the financial services sector, which outperformed the broader market. The fund was underweight in energy stocks, since many large-capitalization energy companies fail the fund's environmental screen. Anadarko Petroleum, one energy stock that did pass the screen, contributed to performance. Finally, we were overweight in the healthcare sector and in certain large-capitalization names such as Merck & Co. and Johnson & Johnson, which boosted performance.

   These positive contributions overcame negative performance factors including the fund's underweights in consumer and industrial companies.

$10,000 OVER LIFE OF FUND

[LINE GRAPH]
               Lipper Growth
                 & Income        S&P 500      Social Choice
                Fund Index        Index        Equity Fund

    4/3/2000       10000          10000           10000
   4/30/2000        9822           9699            9727
   5/31/2000        9786           9500            9584
   6/30/2000        9748           9734            9843
   7/31/2000        9713           9582            9723
   8/31/2000       10318          10177           10258
   9/30/2000       10035           9640            9723
  10/31/2000       10064           9599            9656
  11/30/2000        9512           8842            8944
  12/31/2000        9872           8886            9098

TEN LARGEST HOLDINGS AS OF 12/31/2000

                                          % OF
                COMPANY                 NET ASSETS   MARKET VALUE
-----------------------------------------------------------------
Citigroup, Inc                             2.77        $719,675
American International Group, Inc          2.54         659,186
Cisco Systems, Inc                         2.43         631,125
Merck & Co, Inc                            2.30         597,983
Wal-Mart Stores, Inc                       2.24         580,975
Microsoft Corp                             2.04         529,175
Intel Corp                                 1.94         505,050
Johnson & Johnson                          1.88         488,120
SBC Communications, Inc                    1.72         446,367
Bristol-Myers Squibb Co                    1.58         410,723

PERFORMANCE AT A GLANCE AS OF 12/31/2000

                                    CUMULATIVE RATES OF TOTAL     ANNUAL        NET ASSETS
                                     RETURN SINCE LAUNCH(1,2)   EXPENSES(3)   (IN MILLIONS)
-------------------------------------------------------------------------------------------
SOCIAL CHOICE EQUITY FUND                       9.02%             0.18%         $25.98
S&P 500 Index                                 -11.14                --              --
Lipper Growth & Income Fund Index              -1.28                --              --
-------------------------------------------------------------------------------------------

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Social Choice Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Launch date of the Social Choice Equity Fund was 4/3/2000.

(3) Although Teachers Advisors, Inc., the Social Choice Equity Fund's investment adviser, is entitled to an annual fee of 0.39% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee. The waiver is contractual and is guaranteed until April 1, 2003.

                                   2000 ANNUAL REPORT Personal Annuity Select 7

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

                            STATEMENT OF INVESTMENTS

                               December 31, 2000


--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.00%
FINANCIAL SERVICES -- 0.00%
            48            *  CORRECTIONS CORP OF AMERICA (CLASS
                               B)                                 $       348
                                                                  -----------
                                                                          348
                                        TOTAL FINANCIAL SERVICES
                                                                  -----------

TOTAL PREFERRED STOCK
(Cost $843)                                                               348
                                                                  -----------
COMMON STOCK -- 99.70%
AEROSPACE AND DEFENSE -- 1.04%
           200               AAR CORP                                   2,525
           250            *  ALLIANT TECHSYSTEMS, INC                  16,687
           100            *  ARMOR HOLDINGS, INC                        1,743
         6,200               BOEING CO                                409,200
           700            *  ECHOSTAR COMMUNICATIONS CORP (CLASS
                               A)                                      15,925
         1,100               GENERAL DYNAMICS CORP                     85,800
         4,788            *  GENERAL MOTORS CORP (CLASS H)            110,124
           100            *  HEXCEL CORP                                  893
           100               KAMAN CORP (CLASS A)                       1,687
         2,600               LOCKHEED MARTIN CORP                      88,270
           200            *  MOTIENT CORP                                 800
           500               NORTHROP GRUMMAN CORP                     41,500
           200            *  ORBITAL SCIENCES CORP                        825
           200            *  PANAMSAT CORP                              6,937
           200            *  PEGASUS COMMUNICATIONS CORP                5,150
           300               PERKINELMER, INC                          31,500
           400               PRECISION CAST PARTS CORP                 16,825
         2,400               RAYTHEON CO (CLASS B)                     74,550
           650            *  REMEC, INC                                 6,256
           185            *  TELEDYNE TECHNOLOGIES, INC                 4,370
           100            *  TRIUMPH GROUP, INC                         4,100
                                                                  -----------
                             TOTAL AEROSPACE AND DEFENSE              925,667
                                                                  -----------
BASIC INDUSTRIES -- 3.12%
         1,600               AIR PRODUCTS & CHEMICALS, INC             65,600
           400            *  AIRGAS, INC                                2,725
           600               AK STEEL HOLDINGS CORP                     5,250
           100            *  ALBANY INTERNATIONAL CORP (CLASS A)
                               (NEW)                                    1,343
           200               ALBEMARLE CORP                             4,950
         6,136               ALCOA, INC                               205,556
           500               ALLEGHENY TECHNOLOGIES, INC                7,937
           100               AMCOL INTERNATIONAL CORP                     475
           500            *  AMERICAN STANDARD COS, INC                24,656
           200               APTARGROUP, INC                            5,875
           100               ARCH CHEMICALS, INC                        1,775
           198               ARCH COAL, INC                             2,796
           300               ARMSTRONG HOLDINGS, INC                      618
           200               BALL CORP                                  9,212
           900            *  BATTLE MOUNTAIN GOLD CO                    1,518
           300               BEMIS CO                                  10,068
           900            *  BETHLEHEM STEEL CORP                       1,575
           600               BLACK & DECKER CORP                       23,550
           400               BOISE CASCADE CORP                        13,450
           300               BOWATER, INC                              16,912
           100               BRUSH ENGINEERED MATERIALS, INC            2,018

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
           200            *  BUCKEYE TECHNOLOGIES, INC            $     2,812
           700               CABOT CORP                                18,462
           168            *  CABOT MICROELECTRONICS CORP                8,725
           200               CALGON CARBON CORP                         1,137
           200               CAMBREX CORP                               9,050
           200               CARAUSTAR INDUSTRIES, INC                  1,875
           200               CARLISLE COS, INC                          8,587
           100               CARPENTER TECHNOLOGY CORP                  3,500
           500            *  CELGENE CORP                              16,250
           400               CENTEX CORP                               15,025
           100               CENTURY ALUMINUM CO                        1,137
           300            *  CHAMPION ENTERPRISES, INC                    825
           100               CHEMED CORP                                3,362
           100               CHEMFIRST, INC                             2,206
           100               CHESAPEAKE CORP                            2,056
           200               CLARCOR, INC                               4,137
           700               CLAYTON HOMES, INC                         8,050
           100               CLEVELAND CLIFFS, INC                      2,156
           400            *  COLLINS & AIKMAN CORP                      1,675
           300            *  COMFORT SYSTEMS U.S.A., INC                  637
           100               COMMERCIAL METALS CO                       2,225
           200               CONSOL ENERGY, INC                         5,587
           800               CROMPTON CORP                              8,400
           900               CROWN CORK & SEAL CO, INC                  6,693
           300            *  CYTEC INDUSTRIES, INC                     11,981
           400            *  DAL-TILE INTERNATIONAL, INC                5,675
           100            *  DEL WEBB CORP                              2,925
           100               DELTIC TIMBER CORP                         2,387
           100            *  DIONEX CORP                                3,450
         4,700               DOW CHEMICAL CO                          172,137
         6,816               DU PONT (E.I.) DE NEMOURS & CO           329,298
           200            *  EARTHSHELL CORP                              256
           500               EASTMAN CHEMICAL CO                       24,375
           800               ECOLAB, INC                               34,550
           100               ELCOR CORP                                 1,687
           100            *  EMCOR GROUP, INC                           2,550
           425            *  ENCOMPASS SERVICES CORP                    2,151
           100            *  ENERGY CONVERSION DEVICES, INC             2,025
           900               ENGELHARD CORP                            18,337
           500               ETHYL CORP                                   718
           100           b*  FAMILY GOLF CENTERS, INC                       3
           200               FERRO CORP                                 4,600
           200               FLEETWOOD ENTERPRISES, INC                 2,100
           100               FLORIDA ROCK INDUSTRIES, INC               3,912
           500            *  FLUOR CORP (NEW)                          16,531
           200            *  FMC CORP                                  14,337
           300               FOSTER WHEELER CORP                        1,575
           900            *  FREEPORT-MCMORAN COPPER & GOLD, INC
                               (CLASS B)                                7,706
           100               FULLER (H.B.) CO                           3,945
           400            *  GAYLORD CONTAINER CORP (CLASS A)             400
           100               GENTEK, INC                                1,650
           200               GEORGIA GULF CORP                          3,412
         1,617               GEORGIA-PACIFIC CORP (PACKING
                               GROUP)                                  50,329
           500               GEORGIA-PACIFIC CORP (TIMBER GROUP)       14,968
           200               GLATFELTER (P.H.) CO                       2,490
           568               GOODRICH (B.F.) CO                        20,661

 8  2000 ANNUAL REPORT                         See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND


--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
BASIC INDUSTRIES -- (CONTINUED)
           400            *  GRACE W.R. & CO                      $     1,275
           100               GRANITE CONSTRUCTION, INC                  2,893
           300               GREAT LAKES CHEMICAL CORP                 11,156
           100               GREIF BROTHERS CORP (CLASS A)              2,850
           700               HERCULES, INC                             13,343
         1,800               HOMESTAKE MINING CO                        7,537
           327               HORTON (D.R.), INC                         7,991
           500               ICN PHARMACEUTICALS, INC                  15,343
           700               IMC GLOBAL, INC                           10,893
           100            *  INSITUFORM TECHNOLOGIES, INC (CLASS
                               A)                                       3,987
           200            *  INTEGRATED ELECTRICAL SERVICES, INC        1,187
         3,369               INTERNATIONAL PAPER CO                   137,497
           100            *  INTERNATIONAL SPECIALTY PRODUCTS,
                               INC                                        668
           100               INTERPOOL, INC                             1,706
           100            *  IVEX PACKAGING CORP                        1,093
           100            *  JACOBS ENGINEERING GROUP, INC              4,618
           200            *  KAISER ALUMINUM CORP                         737
           300               KAUFMAN & BROAD HOME CORP                 10,106
         3,658               KIMBERLY-CLARK CORP                      258,584
           200               LAFARGE CORP                               4,725
           449               LENNAR CORP                               16,276
           300               LENNOX INTERNATIONAL, INC                  2,325
           200            *  LONE STAR TECHNOLOGIES, INC                7,700
           400               LONGVIEW FIBRE CO                          5,400
           700               LOUISIANA PACIFIC CORP                     7,087
           700               LTV CORP                                     240
           300               LUBRIZOL CORP                              7,725
           500               LYONDELL CHEMICAL CO                       7,656
           100               MACDERMID, INC                             1,900
           300               MARTIN MARIETTA MATERIALS, INC            12,690
         3,100               MASCO CORP                                79,631
           500               MASSEY ENERGY CO                           6,375
           100            *  MATTSON TECHNOLOGY, INC                    1,031
           100               MDC HOLDINGS, INC                          3,295
           600               MEAD CORP                                 18,825
           200               METALS U.S.A., INC                           562
           400               METRIS COS, INC                           10,525
           400               MILLENNIUM CHEMICAL, INC                   7,250
           100               MINERALS TECHNOLOGIES, INC                 3,418
           200            *  MUELLER INDUSTRIES, INC                    5,362
           300               NATIONAL STEEL CORP (CLASS B)                356
           100            *  NCI BUILDING SYSTEMS, INC                  1,881
         1,200               NEWMONT MINING CORP                       20,475
           100               NL INDUSTRIES, INC                         2,425
           100            *  NORTEK, INC                                2,368
           100            *  NS GROUP, INC                                945
           500               NUCOR CORP                                19,843
           100            *  NVR, INC                                  12,360
           300            *  OAK TECHNOLOGY, INC                        2,606
           200            *  OAKLEY, INC                                2,700
           200               OLIN CORP                                  4,425
           200               OM GROUP, INC                             10,925
           200               OMNOVA SOLUTIONS, INC                      1,200
           400            b  OWENS CORNING CO                             325
         1,000            *  OWENS ILLINOIS, INC                        5,687
           300            *  PACKAGING CORP OF AMERICA                  4,837

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
         1,200            *  PACTIV CORP                          $    14,850
           100            *  PALM HARBOR HOMES, INC                     1,575
           300               PENTAIR, INC                               7,256
           472               PHELPS DODGE CORP                         26,343
           300               PLUM CREEK TIMBER CO, INC                  7,800
           700               POLYONE CORP                               4,112
           100               POPE & TALBOT, INC                         1,681
           200               POTLATCH CORP                              6,712
         1,200               PPG INDUSTRIES, INC                       55,575
         1,100               PRAXAIR, INC                              48,812
           200               PULTE CORP                                 8,437
           100               QUANEX CORP                                2,012
           200               RAYONIER, INC                              7,962
           100               RELIANCE STEEL & ALUMINUM CO               2,475
           100               ROCK-TENN CO (CLASS A)                       743
           658               ROHM & HAAS CO                            23,893
           700               RPM, INC                                   5,993
           100            *  RTI INTERNATIONAL METALS, INC              1,431
           200               RYERSON TULL, INC                          1,650
           100               RYLAND GROUP, INC                          4,075
           200               SCHULMAN (A.), INC                         2,300
           200            *  SCICLONE PHARMACEUTICALS, INC                800
           600            *  SEALED AIR CORP                           18,300
           200            *  SHAW GROUP, INC                           10,000
           900               SHERWIN-WILLIAMS CO                       23,681
           500               SIGMA ALDRICH CORP                        19,656
           100            *  SIMPSON MANUFACTURING CO, INC              5,100
           900            *  SMURFIT-STONE CONTAINER CORP              13,443
           700               SOLUTIA, INC                               8,400
           700               SONOCO PRODUCTS CO                        15,137
           200               SOUTHERN PERU COPPER CORP                  2,575
           100               SPARTECH CORP                              2,056
           200               ST. JOE CO                                 4,400
           200               STANDARD-PACIFIC CORP                      4,675
           600               STANLEY WORKS CO                          18,712
           300            *  STEEL DYNAMICS, INC                        3,300
           300            *  STILLWATER MINING CO                      11,805
           300            *  TECHNE CORP                               10,818
           300               TEMPLE-INLAND, INC                        16,087
           100               TEXAS INDUSTRIES, INC                      3,000
           100            *  TOLL BROTHERS, INC                         4,087
           200               TREDEGAR CORP                              3,487
           800               UNION CARBIDE CORP                        43,050
           100               UNIVERSAL FOREST PRODUCTS, INC             1,325
           100            *  URS CORP                                   1,468
           600               USEC, INC                                  2,587
           300               USG CORP                                   6,750
           600               USX-US STEEL GROUP, INC                   10,800
            60            *  VELOCITYHSI, INC                               1
           600               VULCAN MATERIALS CO                       28,725
           200            *  WASHINGTON GROUP INTERNATIONAL, INC        1,637
            30            *  WATER PIK TECHNOLOGIES, INC                  210
           100               WATSCO, INC                                1,152
           400               WAUSAU-MOSINEE PAPER CORP                  4,050
           100               WD-40 CO                                   1,943
           200            *  WEIRTON STEEL CORP                           238
           200               WELLMAN, INC                               2,825

See notes to financial statements                         2000 ANNUAL REPORT   9

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND



--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
BASIC INDUSTRIES -- (CONTINUED)
           100               WEST PHARMACEUTICAL SERVICES, INC    $     2,456
           700               WESTVACO CORP                             20,431
         1,500               WEYERHAEUSER CO                           76,125
           700               WILLAMETTE INDUSTRIES, INC                32,856
           100            *  WOLVERINE TUBE, INC                        1,199
           500               WORTHINGTON INDUSTRIES, INC                4,031
           300               YORK INTERNATIONAL CORP                    9,206
                                                                  -----------
                             TOTAL BASIC INDUSTRIES                 2,790,640
                                                                  -----------
CONSUMER CYCLICAL -- 7.89%
           100            *  99 CENTS ONLY STORES                       2,737
           100               AARON RENTS, INC                           1,406
           600            *  ABERCROMBIE & FITCH CO (CLASS A)          12,000
           100               ACKERLEY GROUP, INC                          900
           100            *  ACME COMMUNICATION, INC                      912
           400            *  ACNEILSEN CORP                            14,500
           100            *  AMERCO                                     1,962
           100            *  AMERICAN AXLE & MANUFACTURING
                               HOLDINGS, INC                              793
           100            *  AMERICAN CLASSIC VOYAGES CO                1,400
           100            *  AMERICAN EAGLE OUTFITTERS, INC             4,225
           400               AMERICAN GREETINGS CORP (CLASS A)          3,775
           500            *  AMERICREDIT CORP                          13,625
           200            *  AMES DEPARTMENT STORES, INC                  287
           200            *  ANN TAYLOR STORES CORP                     4,987
           500            *  APOLLO GROUP, INC (CLASS A)               24,593
           200            *  APPLEBEE'S INTERNATIONAL, INC              6,287
           100               ARCTIC CAT, INC                            1,162
           100            *  ARGOSY GAMING CO                           1,918
           500               ARVINMERITOR, INC                          5,687
        18,076            *  AT & T - LIBERTY MEDIA GROUP (CLASS
                               A)                                     245,155
           700               AUTOLIV, INC                              11,156
           100            *  AVIS GROUP HOLDINGS, INC                   3,256
           200            *  AZTAR CORP                                 2,587
           200            *  BALLY TOTAL FITNESS HOLDINGS CORP          6,775
           100               BANDAG, INC                                4,056
           100               BARNES GROUP, INC                          1,987
           200            *  BE FREE, INC                                 437
         1,600            *  BED BATH & BEYOND, INC                    35,800
           700               BELO (A.H.) CORP SERIES A                 11,200
           200               BLOCKBUSTER, INC (CLASS A)                 1,675
           200               BOB EVANS FARMS, INC                       4,262
           200            *  BOCA RESORTS, INC (CLASS A)                2,875
           200               BORGWARNER, INC                            8,000
           200               BOWNE & CO, INC                            2,112
           300            *  BOYD GAMING CORP                           1,031
           400            *  BOYDS COLLECTION LTD                       3,725
           400            *  BRINKER INTERNATIONAL, INC                16,900
           100               BROWN SHOE CO, INC                         1,300
           500               BRUNSWICK CORP                             8,218
           100               BURLINGTON COAT FACTORY WAREHOUSE
                               CORP                                     1,893
           500               CALLAWAY GOLF CO                           9,312
           300            *  CATALINA MARKETING CORP                   11,681
           100               CATO CORP (CLASS A)                        1,375
           300               CBRL GROUP, INC                            5,456

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
           350            *  CEC ENTERTAINMENT, INC               $    11,943
           100            *  CENTRAL GARDEN & PET CO                      687
           100            *  CHAMPIONSHIP AUTO RACING TEAMS, INC        2,100
           600            *  CHARMING SHOPPES, INC                      3,600
           100            *  CHICO'S FAS, INC                           2,087
           100            *  CHILDREN'S PLACE RETAIL STORES, INC        2,025
           400            *  CHOICE HOTELS INTERNATIONAL, INC           5,475
           103               CHRIS CRAFT INDUSTRIES, INC                6,849
           100            *  CHURCHILL DOWNS, INC                       2,981
           300            *  CITADEL COMMUNICATIONS CORP                3,600
           300               CLAIRE'S STORES, INC                       5,381
         3,355            *  CLEAR CHANNEL COMMUNICATIONS, INC        162,507
           100               COACHMEN INDUSTRIES, INC                   1,050
           100            *  CONSOLIDATED PRODUCTS, INC                   687
           700            *  CONSOLIDATED STORES CORP                   7,437
           400               COOPER TIRE & RUBBER CO                    4,250
           200            *  COPART, INC                                4,300
           200            *  COX RADIO, INC (CLASS A)                   4,512
           100            *  CROWN MEDIA HOLDINGS, INC (CLASS A)        2,031
           200            *  CUMULUS MEDIA, INC (CLASS A)                 725
         1,000               DANA CORP                                 15,312
           700               DANAHER CORP                              47,862
           800               DARDEN RESTAURANTS, INC                   18,300
           500            *  DATA BROADCASTING CORP                     1,750
           100            *  DELCO REMY INTERNATIONAL, INC                862
         3,888               DELPHI AUTOMOTIVE SYSTEMS CORP            43,740
           100            *  DIGITAL IMPACT, INC                          234
           600               DILLARD'S, INC (CLASS A)                   7,087
           100            *  DIRECT FOCUS, INC                          3,356
        14,600               DISNEY (WALT) CO                         422,487
         1,268               DOLLAR GENERAL CORP                       23,933
           200            *  DOLLAR THRIFTY AUTOMOTIVE GROUP,
                               INC                                      3,750
           700            *  DOLLAR TREE STORES, INC                   17,150
           300               DONALDSON CO, INC                          8,343
           600               DONNELLEY (R.R.) & SONS CO                16,200
           100               DOVER DOWNS ENTERTAINMENT, INC             1,118
           300               DOW JONES & CO, INC                       16,987
           100            *  DRESS BARN, INC                            2,900
           100            *  DURA AUTOMOTIVE SYSTEMS, INC                 525
         2,100               EASTMAN KODAK CO                          82,687
           200            *  EMMIS COMMUNICATIONS CORP (CLASS A)        5,737
           200            *  ENTERCOM COMMUNICATIONS CORP               6,887
           300               EQUITY INNS, INC                           1,856
           100               EXIDE CORP                                   762
           500            *  EXTENDED STAY AMERICA, INC                 6,425
           100               FACTSET RESEARCH SYSTEMS, INC              3,707
           300            *  FAIRFIELD COMMUNITIES, INC                 4,218
         1,000               FAMILY DOLLAR STORES, INC                 21,437
           100               FEDDERS CORP                                 462
           500               FEDERAL-MOGUL CORP                         1,156
         1,400            *  FEDERATED DEPARTMENT STORES, INC          49,000
           300               FELCOR LODGING TRUST, INC                  7,181
            46               FLORIDA EAST COAST INDUSTRIES, INC
                               (CLASS B)                                1,572
           100            *  FOOTSTAR, INC                              4,950
        12,793               FORD MOTOR CO (NEW)                      299,835
           100               FOREST CITY ENTERPRISES, INC (CLASS
                               A)                                       3,920

 10  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND



--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
           100            *  FOSSIL, INC                          $     1,448
           900            *  FOX ENTERTAINMENT GROUP, INC (CLASS
                               A)                                      16,087
           100               FRED'S, INC                                2,106
           100               G & K SERVICES, INC (CLASS A)              2,812
         1,800               GANNETT CO, INC                          113,512
         4,050               GAP, INC                                 103,275
           100            *  GAYLORD ENTERTAINMENT CO                   2,087
           200               GENCORP, INC                               1,925
         3,757               GENERAL MOTORS CORP                      191,372
           100            *  GENESCO, INC                               2,443
           500            *  GENTEX CORP                                9,312
         1,200               GENUINE PARTS CO                          31,425
         1,100               GOODYEAR TIRE & RUBBER CO                 25,289
           100               GRACO, INC                                 4,137
           100            *  GROUP 1 AUTOMOTIVE, INC                      937
           100            *  GUITAR CENTER, INC                         1,137
           200            *  HANDLEMAN CO                               1,500
           900            *  HANOVER DIRECT, INC                          337
           400               HARCOURT GENERAL, INC                     22,880
           200               HARMAN INTERNATIONAL INDUSTRIES,
                               INC                                      7,300
           800            *  HARRAH'S ENTERTAINMENT, INC               21,100
           300               HARTE-HANKS, INC                           7,106
           100               HAVERTY FURNITURE COS, INC                   987
           100            *  HAYES LEMMERZ INTERNATIONAL, INC             668
           200            *  HEARST-ARGYLE TELEVISION, INC              4,087
           100               HERTZ CORP (CLASS A)                       3,412
         2,253               HILTON HOTELS CORP                        23,656
           600            *  HISPANIC BROADCASTING CORP                15,300
           200               HOLLINGER INTERNATIONAL, INC               3,175
           200            *  HOLLYWOOD ENTERTAINMENT CORP                 212
           100            *  HOLLYWOOD MEDIA CORP                         387
           200            *  HOT TOPIC, INC                             3,287
           200               HOUGHTON MIFFLIN CO                        9,275
           100            *  IHOP CORP (NEW)                            2,168
         2,150            *  INFINITY BROADCASTING CORP (CLASS
                               A)                                      60,065
           400            *  INTELECT COMMUNICATIONS, INC                 150
           500            *  INTERNATIONAL GAME TECHNOLOGY CO          24,000
           200               INTERNATIONAL SPEEDWAY CORP (CLASS
                               A)                                       7,600
         2,055               INTERPUBLIC GROUP OF COS, INC             87,465
           550            *  INTERTAN, INC                              6,393
           600               INTIMATE BRANDS, INC (CLASS A)             9,000
           100            *  INTRANET SOLUTIONS, INC                    5,100
           100            *  ISLE OF CAPRI CASINOS, INC                 1,062
           200            *  JACK IN THE BOX, INC                       5,887
           100            *  JAKKS PACIFIC, INC                           912
           600               JOHNSON CONTROLS, INC                     31,200
           850            *  JONES APPAREL GROUP, INC                  27,359
           300            *  JOURNAL REGISTER CO                        4,818
         3,300            *  K MART CORP                               17,531
           200               KELLWOOD CO                                4,225
           100            *  KEY3MEDIA GROUP, INC                       1,218
           200               KIMBALL INTERNATIONAL, INC (CLASS
                               B)                                       2,900
           200            *  KIRBY CORP                                 4,200
           500               KNIGHT-RIDDER, INC                        28,437

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
         2,100            *  KOHL'S CORP                          $   128,100
           300            *  LAMAR ADVERTISING CO (CLASS A)            11,578
           100               LANDRY'S SEAFOOD RESTAURANTS, INC            993
           100            *  LANDS' END, INC                            2,512
           100               LASALLE HOTEL PROPERTIES                   1,518
           400               LA-Z-BOY, INC                              6,300
           400            *  LEAR CORP                                  9,925
           300               LEE ENTERPRISES, INC                       8,943
         1,300               LEGGETT & PLATT, INC                      24,618
           100               LIBBEY, INC                                3,037
           100            *  LIBERTY DIGITAL, INC (CLASS A)               506
           100            *  LIFEMINDERS, INC                             350
         2,548               LIMITED, INC                              43,475
           300            *  LINENS 'N THINGS, INC                      8,287
           300               LIZ CLAIBORNE, INC                        12,487
           100            *  LODGENET ENTERTAINMENT CORP                1,762
           200               LONE STAR STEAKHOUSE & SALOON, INC         1,925
           200               LUBY'S, INC                                1,200
           400            *  MANDALAY RESORT GROUP                      8,775
           100               MARCUS CORP                                1,387
         1,400               MARRIOTT INTERNATIONAL, INC (CLASS
                               A)                                      59,150
           100            *  MARTHA STEWART LIVING OMNIMEDIA,
                               INC                                      2,006
         2,250               MAY DEPARTMENT STORES CO                  73,687
           500               MAYTAG CO                                 16,156
           100               MCCLATCHY CO (CLASS A)                     4,262
         9,200               MCDONALD'S CORP                          312,800
         1,400               MCGRAW HILL COS, INC                      82,075
           100               MEDIA GENERAL, INC (CLASS A)               3,640
           200            *  MEN'S WEARHOUSE, INC                       5,450
           200               MEREDITH CORP                              6,437
           166            *  METRO-GOLDWYN-MAYER, INC                   2,707
           400               MGM MIRAGE                                11,275
           200            *  MICHAELS STORES, INC                       5,300
           100            *  MICROS SYSTEMS, INC                        1,825
           100               MIDAS, INC                                 1,193
           200            *  MIDWAY GAMES, INC                          1,420
           100               MODINE MANUFACTURING CO                    2,075
           300            *  MOHAWK INDUSTRIES, INC                     8,212
           100            *  MONACO COACH CORP                          1,768
           200            *  MSC INDUSTRIAL DIRECT CO (CLASS A)         3,612
           110               MYERS INDUSTRIES, INC                      1,595
           100            *  MYPOINTS.COM, INC                            118
           100               NATIONAL GOLF PROPERTIES, INC              2,056
           200            *  NAUTICA ENTERPRISES, INC                   3,046
           200            *  NBC INTERNET, INC                            700
           200            *  NEIMAN MARCUS GROUP, INC (CLASS A)         7,112
           100            *  NETCENTIVES, INC                             381
         1,100               NEW YORK TIMES CO (CLASS A)               44,068
           500               NIKE, INC (CLASS B)                       27,906
           700               NORDSTROM, INC                            12,731
           100            *  NPC INTERNATIONAL, INC                     1,081
           100            *  O'CHARLEY'S, INC                           1,781
         1,200               OMNICOM GROUP, INC                        99,450
           100            *  ON COMMAND CORP                              875
           100            *  ON2.COM, INC                                  58
           200            *  O'REILLY AUTOMOTIVE, INC                   5,350
           100               OSHKOSH B'GOSH, INC (CLASS A)              1,850

See notes to financial statements                        2000 ANNUAL REPORT   11

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND




--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
           100               OSHKOSH TRUCK CORP                   $     4,400
           500            *  OUTBACK STEAKHOUSE, INC                   12,937
           200            *  PACIFIC SUNWEAR CALIFORNIA, INC            5,125
           100            *  PAPA JOHN'S INTERNATIONAL, INC             2,225
         1,700            *  PARK PLACE ENTERTAINMENT CORP             20,293
           100            *  PARKERVISION, INC                          3,662
           100            *  PAYLESS SHOESOURCE, INC                    7,075
         1,800               PENNEY, (J.C.) CO, INC                    19,575
           100               PENTON MEDIA, INC                          2,687
           100            *  PERFORMANCE FOOD GROUP CO                  5,126
           100               PHILLIPS VAN HEUSEN CORP                   1,300
           600               PIER 1 IMPORTS, INC                        6,187
           100            *  PINNACLE ENTERTAINMENT, INC                1,350
           300            *  PINNACLE SYSTEMS, INC                      2,212
           100            *  PIXAR, INC                                 3,000
           100            *  PLAYBOY ENTERPRISES, INC (CLASS B)           993
           200               POLARIS INDUSTRIES, INC                    7,950
           300               POLAROID CORP                              1,743
           300            *  POLO RALPH LAUREN CORP                     6,693
           100               POLYMER GROUP, INC                           537
           200            *  PRESSTEK, INC                              2,100
           300            *  PRIME HOSPITALITY CORP                     3,487
         1,200            *  PRIMEDIA, INC                             14,325
           100            *  PRIVATE MEDIA GROUP                          771
           100               PULITZER, INC                              4,685
           100            *  QUICKSILVER, INC                           1,937
           200            *  RADIO ONE, INC (CLASS A)                   2,137
           200            *  RADIO ONE, INC (CLASS D)                   2,200
           700               READER'S DIGEST ASSOCIATION, INC
                               (CLASS A) (NON-VOTE)                    27,387
           300            *  REEBOK INTERNATIONAL LTD                   8,202
           100            *  REGENT COMMUNICATIONS, INC                   593
           200               REGIS CORP                                 2,900
           100            *  RENT-A-CENTER, INC                         3,450
           500               ROSS STORES, INC                           8,437
           500               ROUSE CO                                  12,750
           400               RUBY TUESDAY, INC                          6,100
           200               RUSSELL CORP                               3,087
           200            *  RYAN'S FAMILY STEAK HOUSES, INC            1,887
         1,000            *  SAKS, INC                                 10,000
           200            *  SALEM COMMUNICATIONS CORP                  2,987
           100            *  SALTON, INC                                2,068
           100            *  SCHOLASTIC CORP                            8,862
           100            *  SCOTTS CO (CLASS A)                        3,693
           350            *  SCP POOL CORP                             10,521
           200               SCRIPPS (E.W.) CO (CLASS A)               12,575
         2,100               SEARS ROEBUCK & CO                        72,975
           800               SHAW INDUSTRIES, INC                      15,150
           200            *  SHOPKO STORES, INC                         1,000
           300            *  SINCLAIR BROADCASTING GROUP, INC
                               (CLASS A )                               3,009
           200            *  SIRIUS SATELLITE RADIO, INC                5,987
           100               SMITH (A.O.) CORP                          1,706
           400               SNAP-ON, INC                              11,150
           200            *  SODEXHO MARRIOTT SERVICES, INC             4,425
           100            *  SONIC AUTOMOTIVE, INC                        687

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
           250            *  SONIC CORP                           $     5,828
           300            *  SOTHEBY'S HOLDINGS, INC (CLASS A)          6,956
           200            *  SPANISH BROADCASTING SYSTEM, INC           1,000
           100            *  SPEEDWAY MOTORSPORTS, INC                  2,400
           100               SPIEGEL, INC (CLASS A)                       431
           100            *  SPORTSLINE.COM, INC                          531
           100               SPRING INDUSTRIES, INC (CLASS A)           3,243
           200            *  SPX CORP                                  21,637
         1,300            *  STARBUCKS CORP                            57,525
           550            *  STATION CASINOS, INC                       8,215
           500               STEELCASE, INC (CLASS A)                   6,937
           200            *  STEIN MART, INC                            2,325
           100            *  STONERIDGE, INC                              675
           300               STRIDE RITE CORP                           2,100
           100               STRUM, RUGER & CO, INC                       943
           500            *  SUNBEAM CORP                                 156
           200            *  SUNGLASS HUT INTERNATIONAL, INC            1,025
           100               SUPERIOR INDUSTRIES INTERNATIONAL,
                               INC                                      3,156
           200            *  SYLVAN LEARNING SYSTEMS, INC               2,962
         4,600               SYSCO CORP                               138,000
           200            *  SYSTEMAX, INC                                250
           200               TALBOTS, INC                               9,125
         6,300               TARGET CORP                              203,175
           220               TENNECO AUTOMOTIVE, INC                      660
           350            *  THE CHEESECAKE FACTORY, INC               13,431
           350            *  THQ, INC                                   8,531
         1,000               TIFFANY & CO                              31,625
           100            *  TIMBERLAND CO (CLASS A)                    6,687
         7,700               TIME WARNER, INC                         402,248
         1,900               TJX COS, INC                              52,725
           153            *  TOO, INC                                   1,912
           200            *  TOPPS, INC                                 1,837
           200            *  TOWER AUTOMOTIVE, INC                      1,800
         1,340               TRIBUNE CO                                56,615
         1,000            *  TRICON GLOBAL RESTAURANTS, INC            33,000
           300               TRUE NORTH COMMUNICATIONS, INC            12,750
           700               TRW, INC                                  27,125
           700            *  U.S.A. NETWORKS, INC                      13,606
           400            *  UNIFI, INC                                 3,575
           100            *  UNIVERSAL ELECTRONICS, INC                 1,543
         1,100            *  UNIVISION COMMUNICATIONS, INC
                               (CLASS A)                               45,031
           600               V.F. CORP                                 21,744
           100            *  VAIL RESORTS, INC                          2,343
           400            *  VALASSIS COMMUNICATIONS, INC              12,625
           100            *  VALUE CITY DEPARTMENT STORES, INC            525
           100            *  VANS, INC                                  1,693
           900            *  VENATOR GROUP, INC                        13,950
         7,535            *  VIACOM, INC (CLASS B)                    352,261
           916               VISTEON CORP                              10,534
           100               WABASH NATIONAL CORP                         862
        19,100               WAL-MART STORES, INC                   1,014,687
           400               WARNACO GROUP, INC (CLASS A)                 675
           600               WENDY'S INTERNATIONAL, INC                15,750
           200               WESTPOINT STEVENS, INC                     1,498
           400            *  WESTWOOD ONE, INC                          7,725
           500               WHIRLPOOL CORP                            23,843

 12  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND



--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
           300               WILEY (JOHN) & SONS, INC (CLASS A)   $     6,450
           300            *  WILLIAMS-SONOMA, INC                       6,000
           200            *  WINK COMMUNICATIONS, INC                   1,200
           100               WINNEBAGO INDUSTRIES, INC                  1,756
           100            *  WMS INDUSTRIES, INC                        2,012
           300               WOLVERINE WORLD WIDE, INC                  4,575
           100            *  WORLD WRESTLING FEDERATION
                               ENTERTAINMENT, INC                       1,600
            34               WPP GROUP PLC (SPON ADR)                   2,135
           100            *  XM SATELLITE RADIO HOLDINGS, INC
                               (CLASS A)                                1,606
           100            *  YOUNG BROADCASTING, INC (CLASS A)          3,348
           200            *  ZALE CORP                                  5,812
           200            *  ZOMAX, INC                                   912
                                                                  -----------
                             TOTAL CONSUMER CYCLICAL                7,051,561
                                                                  -----------
CONSUMER NON-CYCLICAL -- 8.34%
           100            *  1-800-FLOWERS.COM, INC                       412
           240            *  7-ELEVEN, INC                              2,100
           100            *  AGRIBRANDS INTERNATIONAL, INC              5,350
           200               ALBERTO CULVER CO (CLASS B)                8,562
         2,015               ALBERTSON'S, INC                          53,397
         1,300            *  AMAZON.COM, INC                           20,231
           100            *  AMERICAN ITALIAN PASTA CO (CLASS A)        2,681
         6,300               ANHEUSER-BUSCH COS, INC                  286,650
           100            *  APPLICA, INC                                 487
         4,164               ARCHER DANIELS MIDLAND CO                 62,460
           200            *  AURORA FOODS, INC                            487
           800            *  AUTOZONE, INC                             22,800
         1,700               AVON PRODUCTS, INC                        81,387
           300            *  BARNES & NOBLE, INC                        7,950
           200            *  BARNESANDNOBLE.COM, INC                      262
         1,200            *  BEST BUY CO, INC                          35,475
           500            *  BJ'S WHOLESALE CLUB, INC                  19,187
           100               BLOCK DRUG, INC (CLASS A)                  5,268
           200               BLYTH, INC                                 4,825
           500            *  BORDERS GROUP, INC                         5,843
           300               BROWN FORMAN, INC (CLASS B)               19,950
           200            *  CADIZ, INC                                 1,787
         1,800               CAMPBELL SOUP CO                          62,325
           100               CARTER WALLACE, INC                        3,337
           300               CASEY'S GENERAL STORES, INC                4,481
           300            *  CDW COMPUTER CENTERS, INC                  8,362
           100            *  CHEAP TICKETS, INC                           975
           300            *  CHIQUITA BRANDS INTERNATIONAL, INC           300
           200               CHURCH & DWIGHT CO, INC                    4,450
         1,400               CIRCUIT CITY STORES, INC (CIRCUIT
                               CITY GROUP)                             16,100
         1,638               CLOROX CO                                 58,149
        14,000               COCA COLA CO                             853,125
         1,700               COCA COLA ENTERPRISES, INC                32,300
         4,000               COLGATE PALMOLIVE CO                     258,200
         3,654               CONAGRA FOODS, INC                        95,004
           100            *  CONSTELLATION BRANDS, INC (CLASS A)        5,875
           200               COORS (ADOLPH) CO (CLASS B)               16,062
           200               CORN PRODUCTS INTERNATIONAL, INC           5,812

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
           350            *  COST PLUS, INC                       $    10,281
         3,100            *  COSTCO WHOLESALE CORP                    123,806
         2,700               CVS CORP                                 161,831
           200               DEAN FOODS CO                              6,137
           400            *  DEL MONTE FOODS CO                         2,900
            69               DELHAIZE AMERICA, INC (CLASS A)            1,220
           900               DELHAIZE AMERICA, INC (CLASS B)           16,200
           300               DELTA & PINE LAND CO                       6,281
           600               DIAL CORP                                  6,600
           300               DOLE FOOD CO                               4,912
           100               DREYER'S GRAND ICE CREAM, INC              3,225
           200            *  DRUGSTORE.COM, INC                           181
           100            *  DUANE READE, INC                           3,056
           300               EARTHGRAINS CO                             5,550
            13            *  EGGHEAD.COM, INC                               7
           666            *  ENERGIZER HOLDINGS, INC                   14,235
           450               ETHAN ALLEN INTERIORS, INC                15,075
           400            *  ETOYS, INC                                    75
           100            *  FACTORY 2-U STORES, INC                    3,312
           200               FASTENAL CO                               10,975
           300               FLEMING COS, INC                           3,543
           700               FLOWERS INDUSTRIES, INC                   11,025
           300            *  FURNITURE BRANDS INTERNATIONAL, INC        6,318
         2,000               GENERAL MILLS, INC                        89,125
         7,400               GILLETTE CO                              267,325
           100               GREAT ATLANTIC & PACIFIC TEA CO,
                               INC                                        700
           200            *  HAIN CELESTIAL GROUP, INC                  6,500
         1,200               HASBRO, INC                               12,750
         2,400               HEINZ (H.J.) CO                          113,850
           100               HERBALIFE INTERNATIONAL, INC (CLASS
                               B)                                         750
           600               HERSHEY FOODS CORP                        38,625
        16,200               HOME DEPOT, INC                          740,137
           500               HORMEL FOODS CORP                          9,312
           100               HUGHES SUPPLY, INC                         1,794
           500               IBP, INC                                  13,375
           100               INGLES MARKETS, INC (CLASS A)              1,006
           550            *  INSIGHT ENTERPRISES, INC                   9,865
           300               INTERFACE, INC (CLASS A)                   2,606
           100               INTERNATIONAL MULTIFOODS CORP              2,031
           200               INTERSTATE BAKERIES CORP                   2,812
           700               INTERNATIONAL FLAVORS & FRAGRANCES,
                               INC                                     14,218
           100               KEEBLER FOODS CO                           4,143
         1,500               KELLOGG CO                                39,375
         5,700            *  KROGER CO                                154,256
           200               LANCASTER COLONY CORP                      5,612
           200               LANCE, INC                                 2,531
           600               LAUDER (ESTEE) CO (CLASS A)               26,287
           200               LONGS DRUG STORES CORP                     4,825
         2,428               LOWE'S COS, INC                          108,046
         2,980               MATTEL, INC                               43,031
           500               MCCORMICK & CO, INC (NON-VOTE)            18,031
           100               MICHAEL FOODS, INC                         3,012
           500               MILLER (HERMAN), INC                      14,375
           200            *  MUSICLAND STORES CORP                      2,475
           300            *  NBTY, INC                                  1,425
           200            *  NETWORK COMMERCE, INC                        150

See notes to financial statements                        2000 ANNUAL REPORT   13

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND



--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- (CONTINUED)
         1,857               NEWELL RUBBERMAID, INC               $    42,246
           300            *  NU SKIN ENTERPRISES, INC (CLASS A)         1,593
         2,650            *  OFFICE DEPOT, INC                         18,881
           700            *  OFFICEMAX, INC                             2,012
           100               ONEIDA LTD                                 1,856
           300               PEP BOYS MANNY, MOE, & JACK CO             1,087
           600               PEPSI BOTTLING GROUP, INC                 23,962
        10,100               PEPSICO, INC                             500,581
           400            *  PERRIGO CO                                 3,312
           700            *  PETSMART, INC                              2,012
        15,800               PHILIP MORRIS COS, INC                   695,200
           100               PILGRIM'S PRIDE CORP (CLASS B)               781
           200            *  PLAYTEX PRODUCTS, INC                      1,925
           400            *  PRICELINE.COM, INC                           525
         9,100               PROCTER & GAMBLE CO                      713,781
           900               QUAKER OATS CO                            87,637
         1,300               RADIOSHACK CORP                           55,656
           200            *  RALCORP HOLDINGS, INC                      3,275
         2,100               RALSTON PURINA CO                         54,862
           100            *  REVLON, INC (CLASS A)                        496
         2,300            *  RITE AID CORP                              5,462
           733               RJR REYNOLDS TOBACCO HOLDINGS, INC        35,733
           200               RUDDICK CORP                               2,287
           100               RUSS BERRIE & CO, INC                      2,112
         3,300            *  SAFEWAY, INC                             206,250
         5,800               SARA LEE CORP                            142,462
           100               SCHWEITZER-MAUDUIT INTERNATIONAL,
                               INC                                      1,915
           100            *  SCIQUEST.COM, INC                            131
           300               SENSIENT TECHNOLOGIES CORP                 6,825
           100            *  SKECHERS USA, INC (CLASS A)                1,550
           100               SLI, INC                                     643
           100            *  SMART & FINAL, INC                           850
           400            *  SMITHFIELD FOODS, INC                     12,160
           100               SMUCKER (J.M) CO                           2,795
           200            *  STAMPS.COM, INC                              556
         3,100            *  STAPLES, INC                              36,618
           200            *  SUIZA FOODS CORP                           9,600
           900               SUPERVALU, INC                            12,487
           100               THOMAS INDUSTRIES, INC                     2,325
           100            *  TICKETMASTER ONLINE-CITYSEARCH, INC
                               (CLASS B)                                  837
           206               TOOTSIE ROLL INDUSTRIES, INC               9,488
         1,400            *  TOYS 'R' US, INC                          23,362
           200            *  TRANS WORLD ENTERTAINMENT CORP             1,787
           100            *  TRIARC COS, INC                            2,425
           100            *  TUESDAY MORNING CORP                         531
           400               TUPPERWARE CORP                            8,175
           100            *  TWEETER HOME ENTERTAINMENT GROUP,
                               INC                                      1,218
           900               TYSON FOODS, INC (CLASS A)                11,475
           100            *  UNITED AUTO GROUP, INC                       668
           200               UNIVERSAL CORP                             7,000
         1,100               UST, INC                                  30,868
           200            *  VALUEVISION INTERNATIONAL, INC
                               (CLASS A)                                2,525

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
           110               VECTOR GROUP LTD                     $     1,739
         7,100               WALGREEN CO                              296,868
           100               WEIS MARKETS, INC                          3,831
           650            *  WHITEHALL JEWELLERS, INC                   4,590
           900               WHITMAN CORP                              14,737
           200            *  WHOLE FOODS MARKET, INC                   12,225
           650            *  WILD OATS MARKETS, INC                     2,762
           600               WINN DIXIE STORES, INC                    11,625
           600               WRIGLEY (WM) JR CO                        57,487
           100            *  YANKEE CANDLE, INC                         1,106
                                                                  -----------
                             TOTAL CONSUMER NON-CYCLICAL            7,445,278
                                                                  -----------
ENERGY -- 5.19%
           500               AMERADA HESS CORP                         36,531
         1,682               ANADARKO PETROLEUM CORP                  119,555
           800               APACHE CORP                               56,050
           500               ASHLAND, INC                              17,945
           100            *  ATWOOD OCEANICS, INC                       4,381
         2,100               BAKER HUGHES, INC                         87,281
           200            *  BARNETT RESOURCES CORP                    11,362
           100            *  BASIN EXPLORATION, INC                     2,550
           100            *  BELCO OIL & GAS CORP                       1,243
           100               BERRY PETROLEUM CO (CLASS A)               1,337
           500            *  BJ SERVICES CO                            34,437
           200            *  BROWN (TOM), INC                           6,575
         1,500               BURLINGTON RESOURCES, INC                 75,750
           200               CABOT OIL & GAS CORP (CLASS A)             6,237
           200            *  CAL DIVE INTERNATIONAL, INC                5,325
           800            *  CHESAPEAKE ENERGY CORP                     8,100
         4,500               CHEVRON CORP                             379,968
           100            *  COMSTOCK RESOURCES, INC                    1,475
         4,439               CONOCO, INC (CLASS B)                    128,453
           400            *  COOPER CAMERON CORP                       26,425
           750               CROSS TIMBERS OIL CO                      20,812
           100            *  DENBURY RESOURCES, INC                     1,100
           631               DEVON ENERGY CORP (NEW)                   38,472
           400               DIAMOND OFFSHORE DRILLING, INC            16,000
           100            *  DRIL-QUIP, INC                             3,418
           300            *  EEX CORP                                   1,462
           900               ENSCO INTERNATIONAL, INC                  30,656
           700               EOG RESOURCES, INC                        38,281
           100            *  EVERGREEN RESOURCES, INC                   3,862
        24,264               EXXON MOBIL CORP                       2,109,452
           180            *  FOREST OIL CORP                            6,637
           185            *  FRIEDE GOLDMAN HALTER, INC                   659
           200            *  FRONTIER OIL CORP                          1,375
           400            *  GLOBAL INDUSTRIES LTD                      5,475
         1,100            *  GLOBAL MARINE, INC                        31,212
           700            *  GRANT PRIDECO, INC                        15,356
         1,200            *  GREY WOLF, INC                             7,050
         3,100               HALLIBURTON CO                           112,375
           400            *  HANOVER COMPRESSOR CO                     17,825
           300               HELMERICH & PAYNE, INC                    13,162
           100            *  HOUSTON EXPLORATION CO                     3,812
           100            *  HS RESOURCES, INC                          4,237
           300            *  INPUT/OUTPUT, INC                          3,056
           700               KERR-MCGEE CORP                           46,856

 14  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND


--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
ENERGY -- (CONTINUED)
           600            *  KEY ENERGY SERVICES, INC             $     6,262
           100            *  LOUIS DREYFUS NATURAL GAS CORP             4,581
           400            *  MARINE DRILLING COS, INC                  10,700
           100            *  MAVERICK TUBE CORP                         2,262
           100            *  MCMORAN EXPLORATION CO                     1,325
           200            *  MERIDIAN RESOURCE CORP                     1,725
           100               MIDCOAST ENERGY RESOURCES, INC             2,181
           100               MITCHELL ENERGY & DEVELOPMENT CORP
                               (CLASS A)                                6,125
           300               MURPHY OIL CORP                           18,131
         1,000            *  NABORS INDUSTRIES, INC                    59,150
           433            *  NATIONAL-OILWELL, INC                     16,751
           300            *  NEWFIELD EXPLORATION CO                   14,231
           400               NOBLE AFFILIATES, INC                     18,400
           900            *  NOBLE DRILLING CORP                       39,093
           100            *  NUEVO ENERGY CO                            1,731
         2,600               OCCIDENTAL PETROLEUM CORP                 63,050
         1,100            *  OCEAN ENERGY, INC (NEW)                   19,112
           100            *  OCEANEERING INTERNATIONAL, INC             1,943
           500            *  PARKER DRILLING CO                         2,531
           100               PATINA OIL & GAS CORP                      2,400
           200            *  PATTERSON ENERGY, INC                      7,450
           100            *  PENNACO ENERGY, INC                        1,962
           500               PENNZOIL-QUAKER STATE CO                   6,437
         1,500               PHILLIPS PETROLEUM CO                     85,312
           700            *  PIONEER NATURAL RESOURCES CO              13,781
           100            *  PLAINS RESOURCES, INC                      2,112
           300               POGO PRODUCING CO                          9,337
           400            *  PRIDE INTERNATIONAL, INC                   9,850
           300            *  PURE RESOURCES, INC                        6,075
         1,200            *  R & B FALCON CORP                         27,525
           600            *  ROWAN COS, INC                            16,200
           100               RPC, INC                                   1,450
           250            *  SEACOR SMIT, INC                          13,156
           100            *  SEITEL, INC                                1,843
           300            *  SMITH INTERNATIONAL, INC                  22,368
           100            *  SPINNAKER EXPLORATION CO                   4,250
           200               ST. MARY LAND & EXPLORATION CO             6,662
           100            *  STONE ENERGY CORP                          6,455
           600               SUNOCO, INC                               20,212
           300            *  SUPERIOR ENERGY SERVICES, INC              3,450
           100            *  SWIFT ENERGY CO                            3,762
           200            *  TESORO PETROLEUM CORP                      2,325
         3,900               TEXACO, INC                              242,287
           400               TIDEWATER, INC                            17,750
         1,000               TOSCO CORP                                33,937
           200            *  TRANSMONTAIGNE, INC                          550
           200            *  TRICO MARINE SERVICES, INC                 3,087
           600               ULTRAMAR DIAMOND SHAMROCK CORP            18,525
           200            *  UNIT CORP                                  3,787
         1,700               UNOCAL CORP                               65,768
         2,200               USX-MARATHON GROUP, INC                   61,050
           200            *  UTI ENERGY CORP                            6,575
           300               VALERO ENERGY CORP                        11,156
           413            *  VARCO INTERNATIONAL, INC (NEW)             8,982
           200            *  VERITAS DGC, INC                           6,460

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
           300               VINTAGE PETROLEUM, INC               $     6,450
           800            *  WEATHERFORD INTERNATIONAL, INC            37,800
                                                                  -----------
                             TOTAL ENERGY                           4,631,404
                                                                  -----------
FINANCIAL SERVICES -- 18.30%
           200               21ST CENTURY INSURANCE GROUP               2,850
           100               ADVANTA CORP (CLASS A)                       881
           100            *  AFFILIATED MANAGERS GROUP, INC             5,487
         1,800               AFLAC, INC                               129,937
           100               ALEXANDRIA REAL ESTATE EQUITIES,
                               INC                                      3,718
           200               ALFA CORP                                  3,675
           500               ALLIED CAPITAL CORP                       10,437
           400               ALLMERICA FINANCIAL CORP                  29,000
         5,100               ALLSTATE CORP                            222,168
           500               AMB PROPERTY CORP                         12,906
           600               AMBAC FINANCIAL GROUP, INC                34,987
           200               AMCORE FINANCIAL, INC                      4,137
           100               AMERICAN CAPITAL STRATEGIES LTD            2,518
         9,300               AMERICAN EXPRESS CO                      510,918
           200               AMERICAN FINANCIAL GROUP, INC              5,312
           200               AMERICAN FINANCIAL HOLDINGS, INC           4,125
         1,800               AMERICAN GENERAL CORP                    146,700
           100               AMERICAN INDUSTRIAL PROPERTIES REIT        1,225
        14,063               AMERICAN INTERNATIONAL GROUP, INC      1,386,084
           100               AMERICAN NATIONAL INSURANCE CO             7,300
           500            *  AMERITRADE HOLDINGS CORP (CLASS A)         3,500
           100               AMLI RESIDENTIAL PROPERTIES TRUST          2,468
           100            *  AMPAL-AMERICAN ISRAEL CORP (CLASS
                               A)                                         606
         2,635               AMSOUTH BANCORPORATION                    40,183
         1,050            *  ANC RENTAL CORP                            3,675
           200               ANCHOR BANCORP WISCONSIN, INC              3,200
         1,750               AON CORP                                  59,937
           500               APARTMENT INVESTMENT & MANAGEMENT
                               CO (CLASS A)                            24,968
           500               ARCHSTONE COMMUNITIES TRUST               12,875
           400               ARDEN REALTY GROUP, INC                   10,050
           150               AREA BANCSHARES CORP                       2,475
           100               ARGONAUT GROUP, INC                        2,100
           540               ASSOCIATED BANC-CORP                      16,402
           100            *  ASSOCIATES FIRST CAPITAL RESIDUAL
                               VALUE                                        1
           300               ASTORIA FINANCIAL CORP                    16,293
         2,300            *  AUTONATION, INC                           13,800
           400               AVALONBAY COMMUNITIES, INC                20,050
            24            *  AXA (SPON ADR)                             1,723
           100               BALDWIN & LYONS, INC (CLASS B)             2,325
           100               BANCFIRST CORP                             3,968
           612               BANCORPSOUTH, INC                          7,458
           700               BANCWEST CORP                             18,287
        11,500               BANK OF AMERICA CORP                     527,562
           100               BANK OF GRANITE CORP                       2,325
         5,100               BANK OF NEW YORK CO, INC                 281,456
         8,100               BANK ONE CORP                            296,662
           200               BANK UNITED CORP (CLASS A)                13,637
           100               BANKATLANTIC BANCORP, INC (CLASS A)          375
           982               BANKNORTH GROUP, INC                      19,578
           200               BAY VIEW CAPITAL CORP                      1,250

See notes to financial statements                        2000 ANNUAL REPORT   15

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND


--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
         2,756               BB&T CORP                            $   102,833
           730               BEAR STEARNS COS, INC                     37,001
           100               BEDFORD PROPERTY INVESTORS, INC            2,025
           100               BERKLEY (W.R.) CORP                        4,718
           100            *  BLACKROCK, INC                             4,200
           100               BLANCH (E.W.) HOLDINGS, INC                1,743
           100            *  BOK FINANCIAL CORP                         2,125
           500               BOSTON PROPERTIES, INC                    21,750
           100               BOYKIN LODGING CO                            850
           200               BRANDYWINE REALTY TRUST                    4,137
           300               BRE PROPERTIES, INC (CLASS A)              9,506
           100               BROOKLINE BANCORP, INC                     1,150
           200               BROWN & BROWN, INC                         7,000
           100               BSB BANCORP, INC                           1,317
           200               BURNHAM PACIFIC PROPERTIES, INC              925
           300               CAMDEN PROPERTY TRUST                     10,050
           100               CAPITAL AUTOMOTIVE REIT                    1,381
         1,400               CAPITAL ONE FINANCIAL CORP                92,137
           300               CAPITOL FEDERAL FINANCIAL                  5,025
           100               CAPSTEAD MORTGAGE CORP                     1,087
           400               CARRAMERICA REALTY CORP                   12,525
           100               CASH AMERICA INTERNATIONAL, INC              437
           700            *  CATELLUS DEVELOPMENT CORP                 12,250
           100               CATHAY BANCORP, INC                        5,900
           100            *  CB RICHARD ELLIS SERVICES GROUP,
                               INC                                      1,462
           200               CBL & ASSOCIATES PROPERTIES, INC           5,062
           100            *  CCC INFORMATION SERVICES GROUP, INC          625
           100               CENTERPOINT PROPERTIES CORP                4,725
           345               CENTURA BANKS, INC                        16,646
           100               CENTURY SOUTH BANKS, INC                   3,368
           100               CHARLES E. SMITH RESIDENTIAL
                               REALTY, INC                              4,700
           100               CHARTER MUNICIPAL MORTGAGE
                               ACCEPTANCE CO                            1,344
         1,401               CHARTER ONE FINANCIAL, INC                40,453
           100               CHATEAU COMMUNITIES, INC                   3,043
           100               CHELSEA PROPERTY GROUP, INC                3,687
           100               CHEMICAL FINANCIAL CORP                    2,337
           200               CHITTENDEN CORP                            6,062
           252            *  CHOICEPOINT, INC                          16,521
         1,223               CHUBB CORP                               105,789
         1,000               CINCINNATI FINANCIAL CORP                 39,562
         1,400               CIT GROUP, INC (CLASS A)                  28,175
        35,226               CITIGROUP, INC                         1,798,728
           300               CITIZENS BANKING CORP (MICHIGAN)           8,718
           300               CITY NATIONAL CORP                        11,643
           200            *  CNA FINANCIAL CORP                         7,750
           100               CNA SURETY CORP                            1,425
           700               COLONIAL BANCGROUP, INC                    7,525
           100               COLONIAL PROPERTIES TRUST                  2,606
           800               COMDISCO, INC                              9,150
         1,100               COMERICA, INC                             65,312
           205               COMMERCE BANCORP, INC                     14,016
           430               COMMERCE BANCSHARES, INC                  18,275
           200               COMMERCE GROUP, INC                        5,436
           400               COMMERCIAL FEDERAL CORP                    7,775

--------------------------------------------------------------------------------
      SHARES                                                        VALUE
--------------------------------------------------------------------------------
           200               COMMERCIAL NET LEASE REALTY, INC     $     2,037
           300               COMMUNITY FIRST BANKSHARES, INC            5,662
            10               COMMUNITY TRUST BANCORP, INC                 148
           800               COMPASS BANCSHARES, INC                   19,100
           100            *  COMPUCREDIT CORP                           1,812
         2,300               CONSECO, INC                              30,331
           800           b*  CONTIFINANCIAL CORP                            8
           200               CORNERSTONE REALTY INCOME TRUST,
                               INC                                      2,112
         1,100            *  CORRECTIONS CORP OF AMERICA                  378
           100               CORUS BANKSHARES, INC                      4,948
           800               COUNTRYWIDE CREDIT INDUSTRIES, INC        40,200
           300               COUSINS PROPERTIES, INC                    8,381
           200               CRAWFORD & CO (CLASS B)                    2,325
           100            *  CREDIT ACCEPTANCE CORP                       600
           100           b*  CREDITRUST CORP                               28
           600               CRESCENT REAL ESTATE EQUITIES CO          13,350
           100            *  CRESTLINE CAPITAL CORP                     2,575
           200            *  CSK AUTO CORP                                775
           300               CULLEN FROST BANKERS, INC                 12,543
           100               CVB FINANCIAL CORP                         1,700
           100               DAIN RAUSCHER CORP                         9,468
           100            *  DELPHI FINANCIAL GROUP, INC (CLASS
                               A)                                       3,850
           400               DEVELOPERS DIVERSIFIED REALTY CORP         5,325
           800               DIME BANCORP, INC                         23,650
           100               DIME COMMUNITY BANCSHARES                  2,525
           100            *  DLJ DIRECT, INC                              375
           200               DORAL FINANCIAL CORP                       4,837
           100               DOWNEY FINANCIAL CORP                      5,500
           900               DUKE-WEEKS REALTY CORP                    22,162
         1,505            *  E TRADE GROUP, INC                        11,099
           100               EAST WEST BANCORP, INC                     2,493
           100               EASTGROUP PROPERTIES, INC                  2,237
           400               EATON VANCE CORP                          12,900
           600               EDWARDS (A.G.), INC                       28,462
           100            *  ELECTRO RENT CORP                          1,412
           200               ENHANCE FINANCIAL SERVICES GROUP,
                               INC                                      3,087
           100               ENTERTAINMENT PROPERTIES TRUST             1,100
         2,113               EQUITY OFFICE PROPERTIES TRUST            68,936
           900               EQUITY RESIDENTIAL PROPERTIES TRUST
                               CO                                      49,781
           400               ERIE INDEMNITY CO (CLASS A)               11,925
           100               ESSEX PROPERTY TRUST, INC                  5,475
           100               F & M BANCORP, INC (MARYLAND)              2,062
           200               F & M NATIONAL CORP                        5,225
           215               F.N.B. CORP                                4,515
            79               FBL FINANCIAL GROUP, INC (CLASS A)         1,377
           300               FEDERAL REALTY INVESTMENT TRUST            5,700
           750               FEDERATED INVESTORS, INC (CLASS B)        21,843
         4,900               FGLMC                                    337,486
           389               FIDELITY NATIONAL FINANCIAL, INC          14,368
         2,750               FIFTH THIRD BANCORP                      164,312
           100            *  FINANCIAL FEDERAL CORP                     2,387
           400               FINOVA GROUP, INC                            375
           400               FIRST AMERICAN CORP                       13,150
           100               FIRST BANCORP (PUERTO RICO)                2,362
           200               FIRST CHARTER CORP                         2,975
           400               FIRST COMMONWEALTH FINANCIAL CORP          4,000

 16  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
           100               FIRST FEDERAL CAPITAL CORP           $     1,450
           200               FIRST FINANCIAL BANCORP                    3,400
           100               FIRST FINANCIAL BANKSHARES, INC            3,143
           100               FIRST FINANCIAL HOLDINGS, INC              1,968
           100               FIRST MERCHANTS CORP                       2,268
           300               FIRST MIDWEST BANCORP, INC                 8,625
           100               FIRST NIAGARA FINANCIAL GROUP, INC         1,081
           200               FIRST SENTINEL BANCORP, INC                2,300
           105               FIRST SOURCE CORP                          1,916
           900               FIRST TENNESSEE NATIONAL CORP             26,043
         6,900               FIRST UNION CORP                         191,906
           300               FIRST VIRGINIA BANKS, INC                 14,400
           100               FIRST WASHINGTON REALTY TRUST, INC         2,581
         6,627               FIRSTAR CORP                             154,077
           100            *  FIRSTFED FINANCIAL CORP                    3,231
           600               FIRSTMERIT CORP                           16,040
         6,421               FLEETBOSTON FINANCIAL CORP               241,188
         7,100               FNMA                                     615,925
           400               FRANCHISE FINANCE CORP OF AMERICA          9,325
         1,100               FRANKLIN RESOURCES, INC                   41,910
           400               FREMONT GENERAL CORP                       1,125
           100            *  FRIEDMAN, BILLINGS, RAMSEY GROUP,
                               INC (CLASS A)                              656
           100               FRONTIER FINANCIAL CORP                    2,506
           200            *  FRONTLINE CAPITAL GROUP, INC               2,659
           541               FULTON FINANCIAL CORP                     12,476
           200               GABLES RESIDENTIAL TRUST                   5,600
           300               GALLAGHER (ARTHUR J.) & CO                19,087
           400            *  GARTNER GROUP, INC (CLASS A)               2,760
            91            *  GARTNER GROUP, INC (CLASS B)                 576
           100               GBC BANCORP                                3,837
           400               GENERAL GROWTH PROPERTIES, INC            14,475
           200               GLENBOROUGH REALTY TRUST, INC              3,475
           200               GLIMCHER REALTY TRUST                      2,500
           200               GOLD BANC CORP, INC                          937
           500               GOLDEN STATE BANCORP, INC                 15,718
           900               GOLDEN WEST FINANCIAL CORP                60,750
           100               GREAT AMERICAN FINANCIAL RESOURCES,
                               INC                                      1,912
           100               GREAT LAKES REIT, INC                      1,737
           300               GREATER BAY BANCORP                       12,300
           600               GREENPOINT FINANCIAL CORP                 24,562
           100               HANCOCK HOLDINGS CO                        3,825
           100               HARBOR FLORIDA BANCSHARES, INC             1,493
            40            *  HARBOR GLOBAL CO LTD                         200
           100               HARLEYSVILLE GROUP, INC                    2,925
           100               HARLEYSVILLE NATIONAL CORP                 3,468
         1,600               HARTFORD FINANCIAL SERVICES GROUP,
                               INC                                    113,000
           300               HCC INSURANCE HOLDINGS, INC                8,081
           300               HEALTH CARE PROPERTY INVESTORS, INC        8,962
           200               HEALTH CARE REIT, INC                      3,250
           300               HEALTHCARE REALTY TRUST, INC               6,375
           200               HELLER FINANCIAL, INC (CLASS A)            6,137
         1,100               HIBERNIA CORP (CLASS A)                   14,025
           400               HIGHWOODS PROPERTIES, INC                  9,950

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
           100               HILB, ROGAL & HAMILTON CO            $     3,987
           100               HOME PROPERTIES OF NEW YORK, INC           2,793
           400               HOOPER HOLMES, INC                         4,424
           300               HORACE MANN EDUCATORS CORP                 6,412
           300               HOSPITALITY PROPERTIES TRUST               6,787
         1,300               HOST MARRIOTT CORP (NEW)                  16,818
         3,300               HOUSEHOLD INTERNATIONAL, INC             181,500
           900               HRPT PROPERTIES TRUST                      6,806
           300               HUDSON CITY BANCORP, INC                   6,075
           443               HUDSON UNITED BANCORP                      9,275
         1,776               HUNTINGTON BANCSHARES, INC                28,749
           224               IMPERIAL BANCORP                           5,880
           400               INDEPENDENCE COMMUNITY BANK CORP           6,375
           100               INDEPENDENT BANK CORP                      1,250
           400            *  INDYMAC BANCORP, INC                      11,800
           200               INNKEEPERS U.S.A. TRUST                    2,212
           100            *  INSIGNIA FINANCIAL GROUP, INC              1,187
           100               INTEGRA BANK CORP                          2,556
           125               INTERNATIONAL BANCSHARES CORP              4,265
           200            *  INVESTMENT TECHNOLOGY GROUP, INC           8,350
           200               INVESTORS FINANCIAL SERVICES CORP         17,200
           200               IRT PROPERTY CO                            1,625
           100               IRWIN FINANCIAL CORP                       2,118
           603               ISTAR FINANCIAL, INC                      11,871
           100            *  ITT EDUCATIONAL SERVICES, INC              2,200
           200               JDN REALTY CORP                            2,112
           200               JEFFERIES GROUP, INC (NEW)                 6,250
           700               JEFFERSON-PILOT CORP                      52,325
           700               JOHN HANCOCK FINANCIAL SERVICES,
                               INC                                     26,337
           200            *  JONES LANG LA SALLE                        2,775
        10,200               JP MORGAN CHASE & CO                     595,531
           100               JP REALTY, INC                             1,575
         3,000               KEYCORP                                   84,000
           200               KILROY REALTY CORP                         5,612
           300               KIMCO REALTY CORP                         13,256
           600            *  KNIGHT TRADING GROUP, INC                  8,362
           200               KOGER EQUITY, INC                          3,112
           200            *  LABRANCHE & CO, INC                        6,112
           100               LANDAMERICA FINANCIAL GROUP, INC           4,043
           400               LEGG MASON, INC                           21,800
         1,700               LEHMAN BROTHERS HOLDINGS, INC            114,962
           300               LEUCADIA NATIONAL CORP                    10,631
           100               LEXINGTON CORPORATE PROPERTIES
                               TRUST                                    1,181
           100               LIBERTY CORP                               4,068
           100               LIBERTY FINANCIAL COS, INC                 4,456
         1,300               LINCOLN NATIONAL CORP                     61,506
           100               LNR PROPERTY CORP                          2,200
           611               M & T BANK CORP                           41,548
           200               MACERICH CO                                3,837
           300               MACK-CALI REALTY CORP                      8,568
           200               MAF BANCORP, INC                           5,687
           100               MANUFACTURED HOME COMMUNITIES, INC         2,900
         1,900               MARSH & MCLENNAN COS, INC                222,300
           700               MARSHALL & ILSLEY CORP                    35,581
           700               MBIA, INC                                 51,887
         5,200               MBNA CORP                                192,075
           100               MEDALLION FINANCIAL CORP                   1,462

See notes to financial statements                        2000 ANNUAL REPORT   17

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND


--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
           100               MEDICAL ASSURANCE, INC               $     1,668
         1,000            *  MEDITRUST CORP PAIRED                      2,562
         3,400               MELLON FINANCIAL CORP                    167,237
           500               MERCANTILE BANKSHARES CORP                21,593
           100               MERCHANTS NEW YORK BANCORP, INC            2,506
           200               MERCURY GENERAL CORP                       8,775
           200               MERISTAR HOSPITALITY CORP                  3,937
         5,600               MERRILL LYNCH & CO, INC                  381,850
         2,000               METROPOLITAN LIFE INSURANCE CO            70,000
           700               MGIC INVESTMENT CORP                      47,206
           100               MID-AMERICA APARTMENT COMMUNITIES,
                               INC                                      2,256
           100               MID-STATE BANCSHARES                       3,550
           100               MILLS CORP                                 1,656
           300               MONY GROUP, INC                           14,831
           100               MORGAN KEEGAN, INC                         2,650
         8,000               MORGAN STANLEY DEAN WITTER & CO          634,000
         4,300               NATIONAL CITY CORP                       123,625
         1,390               NATIONAL COMMERCE BANCORP                 34,402
           200               NATIONAL HEALTH INVESTORS, INC             1,475
           105               NATIONAL PENN BANCSHARES, INC              2,119
           300            *  NATIONSRENT, INC                             468
           200               NATIONWIDE FINANCIAL SERVICES, INC
                               (CLASS A)                                9,500
           300               NATIONWIDE HEALTH PROPERTIES, INC          3,862
           110               NBT BANCORP, INC                           1,608
           200            *  NETBANK, INC                               1,312
           200               NEUBERGER BERMAN, INC                     16,212
           600               NEW PLAN EXCEL REALTY TRUST                7,875
           200            *  NEXTCARD, INC                              1,600
         1,100               NORTH FORK BANCORP, INC                   27,018
         1,400               NORTHERN TRUST CORP                      114,187
           200               NORTHWEST BANCORP, INC                     1,812
           100               NY COMMUNITY BANCORP                       3,675
           100               OCEANFIRST FINANCIAL CORP                  2,462
           200            *  OCWEN FINANCIAL CORP                       1,275
           400               OHIO CASUALTY CORP                         4,000
           884               OLD KENT FINANCIAL CORP                   38,675
           400               OLD NATIONAL BANCORP                      11,975
           800               OLD REPUBLIC INTERNATIONAL CORP           25,600
           100               OMEGA FINANCIAL CORP                       2,700
           100               ORIENTAL FINANCIAL GROUP, INC              1,331
           200               PACIFIC CAPITAL BANCORP                    5,625
           500               PACIFIC CENTURY FINANCIAL CORP             8,843
           100               PACIFIC GULF PROPERTIES, INC                 612
           100               PACIFIC NORTHWEST BANCORP                  1,381
           162               PAN PACIFIC RETAIL PROPERTIES, INC         3,614
           100               PARK NATIONAL CORP                         8,968
           100               PARKWAY PROPERTIES, INC                    2,968
           100               PENNSYLVANIA REAL ESTATE INVESTMENT
                               TRUST                                    1,912
           200               PEOPLES BANK OF BRIDGEPORT CO              5,175
           100               PFF BANCORP, INC                           2,087
           200               PHOENIX INVESTMENT PARTNERS LTD            3,137
           100            *  PICO HOLDINGS, INC                         1,243
           100               PMA CAPITAL CORP (CLASS A)                 1,725

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
           200               PMI GROUP, INC                       $    13,537
         2,000               PNC FINANCIAL SERVICES GROUP, INC        146,125
           900               POPULAR, INC                              23,681
           300               POST PROPERTIES, INC                      11,268
           120               PREMIER NATIONAL BANCORP, INC              2,497
           200               PRENTISS PROPERTIES TRUST                  5,387
           100               PRESIDENTIAL LIFE CORP                     1,493
           100               PRIME GROUP REALTY TRUST                   1,437
           400               PROGRESSIVE CORP                          41,450
           600               PROLOGIS TRUST                            13,350
           100               PROMISTAR FINANCIAL CORP                   1,739
           400               PROTECTIVE LIFE CORP                      12,900
           205               PROVIDENT BANKSHARES CORP                  4,279
           200               PROVIDENT FINANCIAL GROUP, INC             7,500
         2,000               PROVIDIAN FINANCIAL CORP                 115,000
           100               PS BUSINESS PARKS, INC                     2,780
           500               PUBLIC STORAGE, INC                       12,156
           100               R&G FINANCIAL CORP (CLASS B)               1,425
           200               RADIAN GROUP, INC                         15,012
           300               RAYMOND JAMES FINANCIAL CORP              10,462
           200               REALTY INCOME CORP                         4,975
           400               RECKSON ASSOCIATES REALTY CORP            10,025
           200               REGENCY REALTY CORP                        4,737
         1,500               REGIONS FINANCIAL CORP                    40,968
           350               REINSURANCE GROUP OF AMERICA, INC         12,425
           400            *  RELIANCE GROUP HOLDINGS, INC                   2
           330               REPUBLIC BANCORP, INC                      3,568
           300               REPUBLIC SECURITY FINANCIAL CORP           2,165
           100               RFS HOTEL INVESTORS, INC                   1,306
           200               RICHMOND COUNTY FINANCIAL CORP             5,225
           100               RIGGS NATIONAL CORP                        1,393
           400               ROSLYN BANCORP, INC                       10,925
           200               S & T BANCORP, INC                         4,325
           900               SAFECO CORP                               29,587
           100               SANDY SPRING BANCORP, INC                  2,275
           100               SANTANDER BANCORP                          1,925
           100               SAUL CENTERS, INC                          1,862
         7,464               SCHWAB (CHARLES) CORP                    211,791
           100               SCPIE HOLDINGS, INC                        2,362
           200               SEACOAST FINANCIAL SERVICES CORP           2,400
           200            *  SECURITY CAPITAL GROUP, INC (CLASS
                               B)                                       4,012
           300               SEI INVESTMENTS CO                        33,600
           200               SELECTIVE INSURANCE GROUP, INC             4,850
           100               SENIOR HOUSING PROPERTIES TRUST              931
             5               SHORELINE FINANCIAL CORP                      75
           300            *  SILICON VALLEY BANCSHARES                 10,368
           700               SIMON PROPERTY GROUP, INC                 16,800
           641               SKY FINANCIAL GROUP, INC                  10,736
           100               SL GREEN REALTY CORP                       2,800
           300               SOUTH FINANCIAL GROUP, INC                 3,975
         1,200               SOUTHTRUST CORP                           48,825
           200            *  SOUTHWEST BANCORP OF TEXAS, INC            8,587
           110               SOUTHWEST SECURITIES GROUP, INC            2,846
         1,600               SOVEREIGN BANCORP, INC                    13,000
           100               SOVRAN SELF STORAGE, INC                   1,987
           400               SPIEKER PROPERTIES, INC                   20,050
         1,500               ST. PAUL COS, INC                         81,468

 18  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
           200               STANCORP FINANCIAL GROUP, INC        $     9,550
         1,300               STARWOOD HOTELS & RESORTS
                               WORLDWIDE, INC                          45,825
           100               STATE AUTO FINANCIAL CORP                  1,787
         1,100               STATE STREET CORP                        136,631
           200               STATEN ISLAND BANCORP, INC                 4,275
           100               STERLING BANCSHARES, INC                   1,975
           100            *  STEWART INFORMATION SERVICES CORP          2,218
         1,500               STILWELL FINANCIAL, INC                   59,156
           200               STORAGE U.S.A., INC                        6,350
         1,200               SUMMIT BANCORP                            45,825
           200               SUMMIT PROPERTIES, INC                     5,200
           100               SUN COMMUNITIES, INC                       3,350
           200           b*  SUNTERRA CORP                                  4
         1,796               SUNTRUST BANKS, INC                      113,148
           100           b*  SUPERIOR NATIONAL INSURANCE GROUP,
                               INC                                          8
           200               SUSQUEHANNA BANCSHARES, INC                3,300
         1,800               SYNOVUS FINANCIAL CORP                    48,487
           200            *  SYNTROLEUM CORP                            3,400
           700               T ROWE PRICE GROUP, INC                   29,585
           200               TAUBMAN CENTERS, INC                       2,187
           500               TCF FINANCIAL CORP                        22,281
           500            *  TD WATERHOUSE GROUP                        6,625
           110               TEXAS REGIONAL BANCSHARES, INC
                               (CLASS A)                                3,575
         1,300               THE GOLDMAN SACHS GROUP, INC             139,018
            50               THREE RIVERS BANCORP, INC                    412
           900               TORCHMARK CORP                            34,593
           100               TOWN & COUNTRY TRUST                       1,931
           200            *  TRAMMELL CROW CO                           2,700
           100               TRANSATLANTIC HOLDINGS, INC               10,587
           100            *  TRIAD GUARANTY, INC                        3,312
           100               TRUST CO OF NEW JERSEY                     1,256
           345               TRUSTCO BANK CORP (NEW YORK)               4,204
           400               TRUSTMARK CORP                             8,400
           100               TUCKER ANTHONY SUTRO CORP                  2,456
         5,300               U.S. BANCORP                             154,693
           300            *  UICI                                       1,781
           110               UMB FINANCIAL CORP                         4,111
           900               UNION PLANTERS CORP                       32,175
           400               UNIONBANCAL CORP                           9,625
           200               UNITED BANKSHARES, INC                     4,250
           200               UNITED COMMUNITY FINANCIAL CORP
                               (OHIO)                                   1,387
           700               UNITED DOMINION REALTY TRUST, INC          7,568
           100               UNITED NATIONAL BANCORP                    1,918
           200            *  UNITED RENTALS, INC                        2,687
           500            *  UNITEDGLOBALCOM, INC (CLASS A)             6,812
           300               UNITRIN, INC                              12,187
         1,473               UNUMPROVIDENT CORP                        39,586
         1,100               USA EDUCATION, INC                        74,800
           430               VALLEY NATIONAL BANCORP                   14,324
           400               VORNADO REALTY TRUST                      15,325
           200               W HOLDING CO, INC                          2,325
         1,400               WACHOVIA CORP                             81,375

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
           750               WADDELL & REED FINANCIAL, INC
                               (CLASS A)                          $    28,218
           420               WASHINGTON FEDERAL, INC                   11,943
         3,800               WASHINGTON MUTUAL, INC                   201,637
           200               WASHINGTON REAL ESTATE INVESTMENT
                               TRUST                                    4,725
            76            *  WAYPOINT FINANCIAL CORP                      836
           300               WEBSTER FINANCIAL CORP                     8,493
           200               WEINGARTEN REALTY INVESTORS, INC           8,750
        11,977               WELLS FARGO CO                           666,969
           100               WESBANCO, INC                              2,350
           200               WESTAMERICA BANCORP                        8,600
           100               WESTCORP                                   1,500
           200               WESTFIELD AMERICA, INC                     2,887
           100            *  WFS FINANCIAL, INC                         1,850
           100               WHITNEY HOLDINGS CORP                      3,631
           200               WILMINGTON TRUST CORP                     12,412
           700            *  WIT SOUNDVIEW GROUP, INC                   2,515
         1,000            *  WYNDHAM INTERNATIONAL, INC (CLASS
                               A)                                       1,750
           100               ZENITH NATIONAL INSURANCE CORP             2,937
           600               ZIONS BANCORP                             37,462
                                                                  -----------
                             TOTAL FINANCIAL SERVICES              16,344,946
                                                                  -----------
HEALTH CARE -- 15.24%
        10,800               ABBOTT LABORATORIES CO                   523,125
           500            *  ABGENIX, INC                              29,531
           100            *  ABIOMED, INC                               2,425
           100            *  ACCREDO HEALTH, INC                        5,018
           100            *  ACLARA BIOSCIENCES, INC                    1,087
           200            *  ADVANCE PCS                                9,100
           400            *  ADVANCED TISSUE SCIENCES, INC              1,212
         1,000               AETNA, INC (NEW)                          41,062
           300            *  AFFYMETRIX, INC                           22,331
           100            *  ALBANY MOLECULAR RESEARCH, INC             6,162
           100            *  ALEXION PHARMACEUTICALS, INC               6,493
           300            *  ALKERMES, INC                              9,412
           900               ALLERGAN, INC                             87,131
           300            *  ALLIANCE PHARMACEUTICAL CORP               2,587
           100            *  ALLSCRIPTS, INC                              934
           200               ALPHARMA, INC (CLASS A)                    8,775
         1,300            *  ALZA CORP                                 55,250
         9,200               AMERICAN HOME PRODUCTS CORP              584,660
           100            *  AMERIPATH, INC                             2,500
           300            *  AMERISOURCE HEALTH CORP (CLASS A)         15,150
         7,200            *  AMGEN, INC                               460,350
           400            *  AMYLIN PHARMACEUTICALS, INC                3,150
           300            *  ANDRX CORP                                17,362
           100            *  APHTON CORP                                1,800
           700            *  APOGENT TECHNOLOGIES, INC                 14,350
         1,500               APPLERA CORP
                               (APPLIED BIOSYSTEMS GROUP)             141,093
           400            *  APPLERA CORP
                               (CELERA GENOMICS GROUP)                 14,375
           300            *  APRIA HEALTHCARE GROUP, INC                8,925
           100            *  ARADIGM CORP                               1,462
           100            *  ARIAD PHARMACEUTICAL, INC                    475
           100               ARROW INTERNATIONAL, INC                   3,767

See notes to financial statements                        2000 ANNUAL REPORT   19

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND


--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
           100            *  ARTHROCARE CORP                      $     1,950
           100            *  ATS MEDICAL, INC                           1,418
           100            *  AURORA BIOSCIENCE CORP                     3,143
           300            *  AVANT IMMUNOTHERAPEUTICS, INC              2,062
           100            *  AVIGEN, INC                                2,075
           100            *  AVIRON, INC                                6,681
           300               BARD (C.R.), INC                          13,968
           250            *  BARR LABORATORIES, INC                    18,234
           300               BAUSCH & LOMB, INC                        12,131
         2,000            *  BAXTER INTERNATIONAL, INC                176,625
           400               BECKMAN COULTER, INC                      16,775
         1,800               BECTON DICKINSON & CO                     62,325
           900               BERGEN BRUNSWIG CORP (CLASS A)            14,247
           700            *  BEVERLY ENTERPRISES, INC                   5,731
           200               BINDLEY WESTERN INDUSTRIES, INC            8,312
           100            *  BIOCRYST PHARMACEUTICALS, INC                662
         1,000            *  BIOGEN, INC                               60,062
           100            *  BIOMARIN PHARMACEUTICAL, INC                 968
         1,200               BIOMET, INC                               47,625
           100            *  BIOPURE CORP                               2,000
           100            *  BIOSITE DIAGNOSTICS, INC                   4,043
           300            *  BIO-TECHNOLOGY GENERAL CORP                2,118
         2,000            *  BOSTON SCIENTIFIC CORP                    27,375
        13,700               BRISTOL MYERS SQUIBB CO                1,012,943
         1,900               CARDINAL HEALTH, INC                     189,287
           100            *  CARDIODYNAMICS INTERNATIONAL CORP            343
         1,500            *  CAREMARK RX, INC                          20,343
           200            *  CELL GENESYS, INC                          4,562
           100            *  CELL PATHWAYS, INC                           475
           200            *  CELL THERAPEUTICS, INC                     9,012
           300            *  CELSION CORP                                 300
           347            *  CEPHALON, INC                             21,969
           200            *  CERNER CORP                                9,250
           100            *  CERUS CORP                                 7,525
           700            *  CHIRON CORP                               31,150
           100            *  CHROMAVISION MEDICAL SYSTEMS, INC            262
         1,100               CIGNA CORP                               145,530
           200            *  COHERENT, INC                              6,500
           200            *  COLUMBIA LABORATORIES, INC                   862
           100            *  CONMED CORP                                1,712
           200            *  CONNETICS CORP                               912
           100               COOPER COS, INC                            3,987
           300            *  COR THERAPEUTICS, INC                     10,556
           200            *  CORIXA CORP                                5,575
           400            *  COVANCE, INC                               4,300
           400            *  COVENTRY HEALTH CARE, INC                 10,675
           150            *  CRYOLIFE, INC                              4,537
           200            *  CUBIST PHARMACEUTICALS, INC                5,800
           200            *  CURAGEN CORP                               5,462
            30            *  CURIS, INC                                   266
           100            *  CV THERAPEUTICS, INC                       7,075
            29            *  CYBEAR GROUP, INC                             10
           300            *  CYBER-CARE, INC                              637
           100            *  CYBERONICS, INC                            2,325
           100            *  CYGNUS, INC                                  487
           400            *  CYTOGEN CORP                                 937

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
           200            *  CYTYC CORP                           $    12,512
           100               DATASCOPE CORP                             3,425
           500            *  DAVITA, INC                                8,562
           200            *  DENDRITE INTERNATIONAL, INC                4,475
           300               DENTSPLY INTERNATIONAL, INC               11,737
           100               DIAGNOSTIC PRODUCTS CORP                   5,462
           100            *  DIAMETRICS MEDICAL, INC                      593
           100            *  DIGENE CORP                                4,468
           100            *  DUSA PHARMACEUTICALS, INC                  1,681
           100            *  DVI, INC                                   1,706
           300            *  ECLIPSYS CORP                              7,350
           400            *  EDWARDS LIFESCIENCES CORP                  7,100
           200            *  ELAN CORP CONTINGENT VALUE RIGHT             156
             1            *  ELAN CORP PLC (SPON ADR)                      46
           100            *  EMISPHERE TECHNOLOGIES, INC                2,500
           100            *  ENDO PHARMACEUTICALS, INC
                               WTS 12/31/02                                25
           100            *  ENTREMED, INC                              1,725
           100            *  ENZO BIOCHEM, INC                          2,487
           300            *  ENZON, INC                                18,618
           100            *  EXELIXIS, INC                              1,462
           100            *  EXPRESS SCRIPTS, INC                      10,225
           300            *  FIRST HEALTH GROUP CORP                   13,968
           300            *  FISHER SCIENTIFIC INTERNATIONAL,
                               INC                                     11,062
           600            *  FOREST LABORATORIES, INC                  79,725
           200            *  GENE LOGIC, INC                            3,675
         1,500            *  GENENTECH, INC                           122,250
           100            *  GENOME THERAPEUTICS CORP                     696
           100            *  GENTA, INC                                   800
            80            *  GENZYME CORP (BIOSURGERY DIVISION)           695
           638            *  GENZYME CORP (GENERAL DIVISION)           57,380
           100            *  GERON CORP                                 1,543
           300            *  GILEAD SCIENCES, INC                      24,881
           100            *  GLIATECH, INC                                406
         2,072            *  GUIDANT CORP                             111,758
           200            *  HAEMONETICS CORP                           6,175
         3,700               HCA-THE HEALTHCARE CO                    162,837
         1,700            *  HEALTH MANAGEMENT ASSOCIATES, INC
                               (CLASS A) (NEW)                         35,275
           700            *  HEALTH NET, INC                           18,331
         2,700            *  HEALTHSOUTH CORP                          44,043
           300               HILLENBRAND INDUSTRIES, INC               15,450
           800            *  HUMAN GENOME SCIENCES, INC                55,450
         1,100            *  HUMANA, INC                               16,775
           100            *  HYSEQ, INC                                 1,437
           300            *  ICOS CORP                                 15,581
           200            *  IDEC PHARMACEUTICALS CORP                 37,912
           200            *  IDEXX LABORATORIES, INC                    4,400
           100            *  IDX SYSTEMS CORP                           2,500
           100            *  IGEN INTERNATIONAL, INC                    1,231
           200            *  ILEX ONCOLOGY, INC                         5,262
           500            *  IMATRON, INC                                 687
           400            *  IMCLONE SYSTEMS, INC                      17,600
           100            *  IMMUNE RESPONSE CORP                         262
         1,600            *  IMMUNEX CORP                              65,000
           200            *  IMMUNOGEN, INC                             4,287
           200            *  IMMUNOMEDICS, INC                          4,300

 20  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND


--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
           100            *  IMPATH, INC                          $     6,650
         2,000               IMS HEALTH, INC                           54,000
           100            *  INAMED CORP                                2,043
           400            *  INCYTE GENOMICS, INC                       9,950
           200            *  INHALE THERAPEUTIC SYSTEMS, INC           10,100
         1,100           b*  INTEGRATED HEALTH SERVICES, INC               55
           200            *  INTEGRATED SILICON SOLUTION, INC           2,875
           200               INVACARE CORP                              6,850
           304            *  INVITROGEN CORP                           26,258
           200            *  ISIS PHARMACEUTICALS, INC                  2,125
           100            *  I-STAT CORP                                2,643
         1,000            *  IVAX CORP                                 38,300
         9,727               JOHNSON & JOHNSON CO                   1,021,942
           912            *  KING PHARMACEUTICALS, INC                 47,139
           100            *  KOS PHARMACEUTICALS, INC                   1,762
           250            *  KV PHARMACEUTICAL CO (CLASS B)             6,062
           100            *  LABORATORY CORP OF AMERICA HOLDINGS       17,600
           100            *  LEXICON GENETICS, INC                      1,662
           184            *  LIFEPOINT HOSPITALS, INC                   9,223
           300            *  LIGAND PHARMACEUTICALS CO (CLASS A)        4,200
         6,600               LILLY (ELI) & CO                         614,212
           300            *  LINCARE HOLDINGS, INC                     17,118
           100            *  LYNX THERAPEUTICS, INC                       900
           500            *  MANOR CARE, INC                           10,312
           100            *  MATRIX PHARMACEUTICALS, INC                1,712
           100            *  MAXIM PHARMACEUTICALS, INC                   637
           100            *  MAXIMUS, INC                               3,493
         1,955               MCKESSON HBOC, INC                        70,164
           500            *  MEDAREX, INC                              20,375
           200            *  MEDICIS PHARMACEUTICAL CORP (CLASS
                               A)                                      11,825
         1,500            *  MEDIMMUNE, INC                            71,531
            71            *  MEDQUIST, INC                              1,136
         8,536               MEDTRONIC, INC                           515,361
           100               MENTOR CORP                                1,950
        16,200               MERCK & CO, INC                        1,516,725
           100            *  MGI PHARMA, INC                            1,650
           300            *  MID ATLANTIC MEDICAL SERVICES, INC         5,943
         1,300            *  MILLENNIUM PHARMACEUTICALS, INC           80,437
           300               MILLIPORE CORP                            18,900
           300            *  MINIMED, INC                              12,609
           100            *  MIRAVANT MEDICAL TECHNOLOGIES                928
           100            *  MOLECULAR DEVICES CORP                     6,843
           110               MORRISON MANAGEMENT SPECIALISTS,
                               INC                                      3,840
           900               MYLAN LABORATORIES, INC                   22,668
           200            *  MYRIAD GENETICS, INC                      16,550
           200            *  NABI, INC                                    925
           100            *  NANOGEN, INC                                 900
           100            *  NEORX CORP                                   525
           100            *  NEOSE TECHNOLOGIES, INC                    3,300
           100            *  NEUROCRINE BIOSCIENCES, INC                3,312
           100            *  NEUROGEN CORP                              3,512
           100            *  NOVEN PHARMACEUTICALS, INC                 3,737
           100            *  NOVOSTE CORP                               2,750
           100            *  NPS PHARMACEUTICALS, INC                   4,800

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
           100            *  OCULAR SCIENCES, INC                 $     1,162
           600               OMNICARE, INC                             12,975
           100            *  ON ASSIGNMENT, INC                         2,850
           200            *  ORGANOGENESIS, INC                         1,798
           300            *  ORTHODONTIC CENTERS OF AMERICA, INC        9,375
           200            *  OSI PHARMACEUTICALS, INC                  16,025
           200               OWENS & MINOR, INC                         3,550
           600            *  OXFORD HEALTH PLANS, INC                  23,700
           200            *  PACIFICARE HEALTH SYSTEMS, INC
                               (CLASS A)                                3,000
           100            *  PACKARD BIOSCIENCE CO                      1,162
           800               PALL CORP                                 17,050
           100            *  PAREXEL INTERNATIONAL CORP                 1,081
           300            *  PATTERSON DENTAL CO                       10,162
           200            *  PER SE TECHNOLOGIES, INC                     696
           300            *  PEREGRINE PHARMACEUTICALS, INC               281
        44,175               PFIZER, INC                            2,032,050
           100            *  PHARMACEUTICAL PRODUCT DEVELOPMENT,
                               INC                                      4,968
         8,965               PHARMACIA CORP                           546,865
           100            *  PHARMACOPEIA, INC                          2,181
           100            *  PHARMACYCLICS, INC                         3,425
           100            *  POLYMEDIA CORP                             3,337
           200            *  PRIORITY HEALTHCARE CORP (CLASS B)         8,162
           200            *  PROCURENET, INC                               30
           300            *  PROTEIN DESIGN LABORATORIES, INC          26,062
           350            *  PROVINCE HEALTHCARE CO                    13,781
           500            *  PSS WORLD MEDICAL, INC                     2,500
           200            *  QUEST DIAGNOSTICS, INC                    28,400
           800            *  QUINTILES TRANSNATIONAL CORP              16,750
           500            *  QUORUM HEALTH GROUP, INC                   7,875
           100            *  REGENERON PHARMACEUTICALS, INC             3,526
           100            *  REHABCARE GROUP, INC                       5,137
           300            *  RENAL CARE GROUP, INC                      8,226
           200            *  RES-CARE, INC                                900
           200            *  RESMED, INC                                7,975
           200            *  RESPIRONICS, INC                           5,700
           100            *  SANGSTAT MEDICAL CORP                      1,187
           100            *  SCHEIN (HENRY), INC                        3,462
        10,200               SCHERING-PLOUGH CORP                     578,850
           100            *  SCOTT TECHNOLOGIES, INC                    2,237
           500            *  SEPRACOR, INC                             40,062
         1,900            *  SERVICE CORP INTERNATIONAL                 3,325
            12            *  SHIRE PHARMACEUTICALS GROUP PLC ADR          552
           300            *  SICOR, INC                                 4,331
           600            *  ST. JUDE MEDICAL, INC                     36,862
           100            *  STAAR SURGICAL CO                          1,256
           100            *  STAR SCIENTIFIC, INC                         243
           100            *  STERICYCLE, INC                            3,812
           400            *  STERIS CORP                                6,450
           600               STEWART ENTERPRISES, INC (CLASS A)         1,143
         1,000            *  STRYKER CORP                              50,590
           100            *  SUNRISE ASSISTED LIVING, INC               2,500
           300            *  SUNRISE TECHNOLOGIES INTERNATIONAL,
                               INC                                        534
           200            *  SUPERGEN, INC                              2,775
           100            *  SURMODICS, INC                             3,681

See notes to financial statements                        2000 ANNUAL REPORT   21

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
            90            *  SYNAVANT, INC                        $       421
           200            *  SYNCOR INTERNATIONAL CORP                  7,275
           100            *  TARGETED GENETICS CORP                       668
         2,200               TENET HEALTHCARE CORP                     97,762
           200            *  TEXAS BIOTECHNOLOGY CORP                   1,718
           100            *  THERAGENICS CORP                             500
           100            *  THERMO CARDIOSYSTEMS, INC                    875
           100            *  THORATEC LABORATORIES CORP                 1,100
           200            *  TITAN PHARMACEUTICALS, INC                 7,074
           100            *  TRANSKARYOTIC THERAPIES, INC               3,643
           184            *  TRIAD HOSPITALS, INC                       5,991
           200            *  TRIANGLE PHARMACEUTICALS, INC                987
           300            *  TRIGON HEALTHCARE, INC                    23,343
           100            *  TRIMERIS, INC                              5,487
           100            *  TULARIK, INC                               2,943
           100            *  TWINLAB CORP                                 168
           100            *  UNITED THERAPEUTICS CORP                   1,475
         2,300               UNITEDHEALTH GROUP, INC                  141,162
           200            *  UNIVERSAL HEALTH SERVICES, INC
                               (CLASS B)                               22,350
           400            *  US ONCOLOGY, INC                           2,525
           200            *  VALENTIS, INC                              1,425
           200            *  VARIAN MEDICAL SYSTEMS, INC               13,587
           204            *  VARIAN, INC                                6,910
           200            *  VASOMEDICAL, INC                             437
           100            *  VENTANA MEDICAL SYSTEMS, INC               1,850
           400               VENTAS, INC                                2,250
            66            *  VENTIV HEALTH, INC                           829
           400            *  VERTEX PHARMACEUTICALS, INC               28,600
           100            *  VICAL, INC                                 1,850
           400            *  VISX, INC                                  4,175
           200            *  VIVUS, INC                                   431
           900            *  WATERS CORP                               75,150
           700            *  WATSON PHARMACEUTICALS, INC               35,831
         1,942            *  WEBMD CORP                                15,414
           400            *  WELLPOINT HEALTH NETWORKS, INC            46,100
           100               X-RITE, INC                                  781
           100            *  ZOLL MEDICAL CORP                          3,506
                                                                  -----------
                             TOTAL HEALTH CARE                     13,613,280
                                                                  -----------
OTHER -- 1.38%
           100               ABM INDUSTRIES, INC                        3,062
           100            *  ACACIA RESEARCH CORP                       1,781
             1               ADECCO S.A. ADR                               78
           200            *  ADMINSTAFF, INC                            5,440
           100            *  ADVO, INC                                  4,437
           300               ALEXANDER & BALDWIN, INC                   7,875
           100               BANTA CORP                                 2,542
           100            *  BELL & HOWELL CO                           1,650
           600               BLOCK (H&R), INC                          24,825
           100               BRADY CORP (CLASS A)                       3,381
           100            *  BRIGHT HORIZONS FAMILY SOLUTIONS,
                               INC                                      2,612
           200            *  CAREER EDUCATION CORP                      7,825
           100            *  CDI CORP                                   1,462
         5,020            *  CENDANT CORP                              48,317
           100               CENTRAL PARKING CORP                       2,000

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
           600            *  CENTURY BUSINESS SERVICES, INC       $       675
           800               CINTAS CORP                               42,550
           200            *  CORPORATE EXECUTIVE BOARD CO               7,953
           100            *  COSTAR GROUP, INC                          2,362
           300               CRANE CO                                   8,531
           400            *  DEVRY, INC                                15,100
         1,400               DOVER CORP                                56,787
           500            *  DUN & BRADSTREET CORP (NEW)               12,937
           100            *  EDISON SCHOOLS, INC                        3,150
           100            *  EDUCATION MANAGEMENT CORP                  3,575
           100            *  E-LOAN, INC                                   50
           100            *  ESCO TECHNOLOGIES, INC                     2,068
           100            *  FIRST CONSULTING GROUP, INC                  475
           300               FIRST INDUSTRIAL REALTY TRUST, INC        10,200
           100            *  FORRESTER RESEARCH, INC                    5,006
         1,100               FORTUNE BRANDS, INC                       33,000
           100            *  FRITZ COS, INC                               606
            75            *  GENTIVA HEALTH SERVICES, INC               1,003
           200            *  GETTY IMAGES, INC                          6,400
             4            *  GLOBAL SOURCES LTD                            35
           200            *  GTECH HOLDINGS CORP                        4,112
           100            *  HALL KINION & ASSOCIATES, INC              2,012
           300            *  HA-LO INDUSTRIES, INC                        675
           200               HARLAND (JOHN H.) CO                       2,825
            11            *  HAVAS ADVERTISING S.A. ADR                   155
           100            *  HEIDRICK & STRUGGLES INTERNATIONAL,
                               INC                                      4,206
         5,750               HONEYWELL INTERNATIONAL, INC             272,046
           100            *  HOTJOBS.COM LTD                            1,143
            44            *  HUTTIG BUILDING PRODUCTS, INC                181
           100            *  INFOUSA, INC                                 337
           600               ITT INDUSTRIES, INC                       23,250
           200               JOHNS MANVILLE CORP                        2,587
           100               KELLY SERVICES, INC (CLASS A)              2,362
           300            *  KORN FERRY INTERNATIONAL                   6,375
           850            *  LABOR READY, INC                           2,815
           500               LIBERTY PROPERTY TRUST CO                 14,281
           200            *  LITTON INDUSTRIES, INC                    15,737
           400               LOEWS CORP                                41,425
           500               MANPOWER, INC                             19,000
           100               MATTHEWS INTERNATIONAL CORP (CLASS
                               A)                                       3,156
           100            *  MEMBERWORKS, INC                           2,125
           400            *  METROMEDIA INTERNATIONAL GROUP, INC        1,040
           100            *  MODEM MEDIA, INC                             331
           600            *  MODIS PROFESSIONAL SERVICES, INC           2,475
         1,100               MOODY'S CORP                              28,256
           300               NATIONAL SERVICE INDUSTRIES, INC           7,706
           300            *  NAVIGANT CONSULTING CO                     1,143
           100            *  NCO GROUP, INC                             3,037
           100               NEW ENGLAND BUSINESS SERVICES, INC         1,825
           100            *  OFFSHORE LOGISTICS, INC                    2,154
            81            *  PFSWEB, INC                                   60
           296               PITTSTON CO                                5,883
           100            *  PREPAID LEGAL SERVICES, INC                2,550
           100            *  PROSOFTTRAINING.COM                        1,212
           200            *  PROTECTION ONE, INC                          175

 22  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
OTHER -- (CONTINUED)
           200            *  R.H. DONNELLEY CORP                  $     4,862
           200            *  RENT WAY, INC                                887
         1,200            *  ROBERT HALF INTERNATIONAL, INC            31,800
           100               ROLLINS, INC                               2,006
           100            *  SCHOOL SPECIALTY, INC                      2,006
         2,100               SERVICEMASTER CO                          24,150
           100            *  SOURCE INFORMATION MANAGEMENT CO             375
           400            *  SPHERION CORP                              4,525
           100               STANDARD REGISTER, INC                     1,425
           100               STANDEX INTERNATIONAL CORP                 2,062
           100            *  SYMYX TECHNOLOGIES, INC                    3,600
            50            *  SYNDER COMMUNICATIONS, INC                    28
           200            *  TELETECH HOLDINGS, INC                     3,675
           700            *  TERREMARK WORLDWIDE, INC                     525
           800               TEXTRON, INC                              37,200
           400            *  TMP WORLDWIDE, INC                        22,000
           100            *  TRAVELOCITY.COM, INC                       1,212
           500               U.S. INDUSTRIES, INC                       4,000
           100            *  U.S. LEC CORP (CLASS A)                      481
           100            *  UNIROYAL TECHNOLOGY CORP                     625
           200            *  UNITED STATIONERS, INC                     4,800
         3,100               UNITED TECHNOLOGIES CORP                 243,737
           200               VALSPAR CORP                               6,436
           100            *  VENTRO CORP                                  100
           600               VIAD CORP                                 13,800
           100            *  WACKENHUT CORP (CLASS A)                   1,350
           200               WALTER INDUSTRIES, INC                     1,500
           500            *  WORLD ACCESS, INC                          1,203
                                                                  -----------
                             TOTAL OTHER                            1,228,772
                                                                  -----------
PRODUCER DURABLES -- 5.80%
           200               ACTUANT CORP                                 600
           100            *  ADVANCED LIGHTING TECHNOLOGIES, INC          662
           400               AGCO CORP                                  4,850
         1,400            *  ALLIED WASTE INDUSTRIES, INC              20,387
           100               AMERICAN STATES WATER CO                   3,687
           700               AMERICAN WATER WORKS CO, INC              20,562
           200               AMETEK, INC                                5,187
           100               APPLIED INDUSTRIAL TECHNOLOGIES,
                               INC                                      2,056
           100            *  APPLIED SCIENCE AND TECHNOLOGY, INC        1,200
           100            *  ASTEC INDUSTRIES, INC                      1,318
           300            *  AZURIX CORP                                2,456
           200               BALDOR ELECTRIC CO                         4,225
           200               BELDEN, INC                                5,075
           100            *  BLOUNT INTERNATIONAL, INC                    768
           100               BRIGGS & STRATTON CORP                     4,437
           100            *  BROOKS AUTOMATION, INC                     2,806
           100               CALIFORNIA WATER SERVICE GROUP             2,700
           100            *  CASELLA WASTE SYSTEMS, INC (CLASS
                               A)                                         868
            49            *  CATAYTICA ENERGY SYSTEMS                     845
         2,400               CATERPILLAR, INC                         113,550
           200            *  COGNEX CORP                                4,425
           100            *  COINSTAR, INC                              1,525
           100               COLUMBUS MCKINNON CORP                       887
           600               COOPER INDUSTRIES, INC                    27,562
           300               CUMMINS ENGINE CO, INC                    11,381

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
           100            *  CUNO, INC                            $     2,681
         1,600               DEERE & CO                                73,300
           450            *  DYCOM INDUSTRIES, INC                     16,171
           500               EATON CORP                                37,593
         3,000               EMERSON ELECTRIC CO                      236,437
           300               FEDERAL SIGNAL CORP                        5,887
           200            *  FLOWSERVE CORP                             4,275
           100            *  FUELCELL ENERGY, INC                       6,856
           100            *  GARDNER DENVER, INC                        2,130
           300               GATX CORP                                 14,962
           200               GENERAL CABLE CORP                           887
        69,200               GENERAL ELECTRIC CO                    3,317,275
           100            *  GENLYTE GROUP, INC                         2,375
           500               GRAINGER (W.W.), INC                      18,250
         2,100               HARLEY DAVIDSON, INC                      83,475
           700           b*  HARNISCHFEGER INDUSTRIES, INC                 42
           300               HARSCO CORP                                7,406
           400               HUBBELL, INC (CLASS B)                    10,600
           200               IDEX CORP                                  6,625
         1,704               ILLINOIS TOOL WORKS, INC                 101,494
         1,100               INGERSOLL-RAND CO                         46,062
           100            *  IONICS, INC                                2,837
           300               JLG INDUSTRIES, INC                        3,187
           200               KAYDON CORP                                4,975
           200               KENNAMETAL, INC                            5,825
           200               LINCOLN ELECTRIC HOLDINGS CO               3,925
           100               LINDSAY MANUFACTURING CO                   2,262
           100            *  LITTELFUSE, INC                            2,862
           100            *  MAGNETEK, INC                              1,300
           200               MANITOWOC CO, INC                          5,800
           100            *  MECHANICAL TECHNOLOGY, INC                   350
           200               MILACRON, INC                              3,212
           100               MINE SAFETY APPLIANCE CO                   2,512
         2,800               MINNESOTA MINING & MANUFACTURING CO      337,400
           200            *  NATIONAL INSTRUMENTS CORP                  9,712
           400            *  NAVISTAR INTERNATIONAL CORP               10,475
           500            *  NEWPARK RESOURCES, INC                     4,781
           200               NEWPORT NEWS SHIPBUILDING, INC            10,400
           200               NORDSON CORP                               5,100
           300            *  OGDEN CORP                                 4,612
           500               PACCAR, INC                               24,625
           814               PARKER-HANNIFIN CORP                      35,917
           350               PHILADELPHIA SUBURBAN CORP                 8,575
           100            *  PHOTON DYNAMICS, INC                       2,250
         1,800               PITNEY BOWES, INC                         59,625
           100            *  PLUG POWER, INC                            1,468
           300            *  POWER-ONE, INC                            11,793
           100               PRIMEX TECHNOLOGIES, INC                   3,187
           200            *  QUANTA SERVICES, INC                       6,437
           200            *  RAYOVAC CORP                               2,837
           100               REGAL-BELOIT CORP                          1,706
         1,200            *  REPUBLIC SERVICES, INC (CLASS A)          20,625
         1,100               ROCKWELL INTERNATIONAL CORP               52,387
           300               ROLLINS TRUCK LEASING CORP                 2,400
           200               ROPER INDUSTRIES, INC                      6,612

See notes to financial statements                        2000 ANNUAL REPORT   23

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
PRODUCER DURABLES -- (CONTINUED)
           300           b*  SAFETY-KLEEN CORP                    $        22
           100               SAUER-DANFOSS, INC                           937
           100            *  SEQUA CORP (CLASS A)                       3,637
           100            *  SPS TECHNOLOGIES, INC                      5,481
           200               STEWART & STEVENSON SERVICES, INC          4,540
           100            *  SUPERCONDUCTOR TECHNOLOGIES, INC             362
           100               TECUMSEH PRODUCTS CO (CLASS A)             4,193
           200               TELEFLEX, INC                              8,837
           100               TENNANT CO                                 4,800
           200            *  TEREX CORP                                 3,237
           200            *  TETRA TECH, INC                            6,375
         2,230            *  THERMO ELECTRON CORP                      66,342
           400               THOMAS & BETTS CORP                        6,475
           300               TIMKEN CO                                  4,537
           100               TORO CO                                    3,668
           200               TRINITY INDUSTRIES, INC                    5,000
           300            *  UNOVA, INC                                 1,087
           200            *  VALENCE TECHNOLOGY, INC                    1,862
           100               VALMONT INDUSTRIES, INC                    1,837
           298               WABTEC CORP                                3,501
           100            *  WASTE CONNECTIONS, INC                     3,306
         4,300               WASTE MANAGEMENT, INC                    119,325
           100               WATTS INDUSTRIES, INC (CLASS A)            1,387
         4,600               XEROX CORP                                21,275
                                                                  -----------
                             TOTAL PRODUCER DURABLES                5,182,796
                                                                  -----------
TECHNOLOGY -- 22.49%
           100            *  24/7 MEDIA, INC                               53
         2,400            *  3COM CORP                                 20,400
           200            *  3DFX INTERACTIVE, INC                         50
           100            *  3DO CO                                       262
           100            *  ABOUT.COM, INC                             2,693
           200            *  ACCRUE SOFTWARE, INC                         500
           100            *  ACT MANUFACTURING, INC                     1,575
           100            *  ACTEL CORP                                 2,418
           400            *  ACTUATE CORP                               7,650
           500            *  ACXIOM CORP                               19,468
           700            *  ADAPTEC, INC                               7,175
           200            *  ADAPTIVE BROADBAND CORP                    1,225
         5,544            *  ADC TELECOMMUNICATIONS, INC              100,485
           100            *  ADE CORP                                   1,762
           100            *  ADEPT TECHNOLOGY, INC                      1,450
         1,700               ADOBE SYSTEMS, INC                        98,918
           100            *  ADTRAN, INC                                2,125
           300            *  ADVANCED DIGITAL INFORMATION CORP          6,900
           100            *  ADVANCED ENERGY INDUSTRIES, INC            2,250
           500            *  ADVANCED FIBRE COMMUNICATIONS, INC         9,031
         2,200            *  ADVANCED MICRO DEVICES, INC               30,387
           100            *  ADVANTAGE LEARNING SYSTEMS, INC            3,362
           200            *  ADVENT SOFTWARE, INC                       8,012
           650            *  AEROFLEX, INC                             18,738
           100            *  AETHER SYSTEMS, INC                        3,912
           200            *  AFFILIATED COMPUTER SERVICES, INC
                               (CLASS A)                                12137
           200            *  AGILE SOFTWARE CORP                        9,875
         3,207            *  AGILENT TECHNOLOGIES, INC                175,583

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
           100            *  AIRGATE PCS, INC                     $     3,550
           300            *  AKAMAI TECHNOLOGIES, INC                   6,318
           100            *  ALLAIRE CORP                                 503
           200            *  ALLEN TELECOM, INC                         3,587
           200            *  ALLIANCE SEMICONDUCTOR CORP                2,262
           400            *  ALLIED RISER COMMUNICATION CORP              812
           200            *  ALPHA INDUSTRIES, INC                      7,400
         2,800            *  ALTERA CORP                               73,675
        16,300            *  AMERICA ONLINE, INC                      567,240
           300            *  AMERICAN MANAGEMENT SYSTEMS, INC           5,943
         1,100            *  AMERICAN POWER CONVERSION CORP            13,612
           100            *  AMERICAN SUPERCONDUCTOR CORP               2,856
           200            *  AMERICAN TELESOURCE INTERNATIONAL,
                               INC                                         75
           700            *  AMKOR TECHNOLOGY, INC                     10,860
           300            *  AMPHENOL CORP (CLASS A)                   11,756
           350            *  ANADIGICS, INC                             5,731
         2,500            *  ANALOG DEVICES, INC                      127,968
           100               ANALYSTS INTERNATIONAL CORP                  381
           200            *  ANAREN MICROWAVE, INC                     13,437
           600            *  ANDREW CORP                               13,050
           100            *  ANIXTER INTERNATIONAL, INC                 2,162
           200            *  ANSWERTHINK, INC                             725
           100            *  ANTEC CORP                                   790
           100            *  APAC CUSTOMER SERVICES, INC                  368
            67            *  APERIAN, INC                                  43
         2,300            *  APPLE COMPUTER, INC                       34,212
         5,629            *  APPLIED MATERIALS, INC                   214,957
         1,846            *  APPLIED MICRO CIRCUITS CORP              138,536
           900            *  ARCH WIRELESS, INC                           562
           100            *  AREMISSOFT CORP                            4,268
         1,100            *  ARIBA, INC                                58,987
           700            *  ARROW ELECTRONICS, INC                    20,037
           400            *  ART TECHNOLOGY GROUP, INC                 12,225
           200            *  ARTESYN TECHNOLOGIES, INC                  3,175
           100            *  ASK JEEVES, INC                              243
           300            *  ASPECT COMMUNICATIONS CORP                 2,414
           200            *  ASPEN TECHNOLOGY, INC                      6,650
           200            *  ASYST TECHNOLOGIES, INC                    2,687
         2,800            *  ATMEL CORP                                32,550
           100            *  ATMI, INC                                  1,950
           300               AUTODESK, INC                              8,081
         4,400               AUTOMATIC DATA PROCESSING, INC           278,575
           300            *  AVANT CORP                                 5,493
         1,906            *  AVAYA, INC                                19,655
           700               AVERY DENNISON CORP                       38,412
           100            *  AVID TECHNOLOGY, INC                       1,826
           600               AVNET, INC                                12,900
           309            *  AVOCENT CORP                               8,343
           100            *  AVT CORP                                     496
           300               AVX CORP                                   4,912
           100            *  AWARE, INC                                 1,775
           100            *  AXT, INC                                   3,306
           250            *  BARRA, INC                                11,781
         2,600            *  BEA SYSTEMS, INC                         175,012
           100               BEL FUSE, INC (CLASS B)                    3,400
           100            *  BENCHMARK ELECTRONICS, INC                 2,256

 24  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
           200            *  BILLING CONCEPTS CORP                $       400
           200            *  BINDVIEW DEVELOPMENT CORP                  1,881
           400            *  BISYS GROUP, INC                          20,850
           100            *  BLACK BOX CORP                             4,831
           100            *  BLUESTONE SOFTWARE, INC                    1,512
         1,700            *  BMC SOFTWARE, INC                         23,800
           100            *  BOTTOMLINE TECHNOLOGIES, INC               2,568
           100            *  BREAKAWAY SOLUTIONS, INC                      87
           300            *  BRIGHTPOINT, INC                           1,050
           100            *  BRIO TECHNOLOGY, INC                         421
           200            *  BROADBASE SOFTWARE, INC                    1,250
         1,000            *  BROADCOM CORP (CLASS A)                   84,000
         1,300            *  BROADVISION, INC                          15,356
         1,600            *  BROCADE COMMUNICATIONS SYSTEMS, INC      146,900
           100            *  BROOKTROUT, INC                              946
           100            *  BSQUARE CORP                                 600
           200               C&D TECHNOLOGIES, INC                      8,637
           300            *  CABLE DESIGN TECHNOLOGIES CO               5,043
         1,100            *  CABLETRON SYSTEMS, INC                    16,568
           100            *  CACHEFLOW, INC                             1,706
           100            *  CACI INTERNATIONAL, INC (CLASS A)          2,301
         1,700            *  CADENCE DESIGN SYSTEMS, INC               46,750
           100            *  CALICO COMMERCE, INC                          96
           100            *  CALIFORNIA AMPLIFIER, INC                    925
           400            *  CAMBRIDGE TECHNOLOGY PARTNERS, INC         1,050
           100            *  CARREKER CORP                              3,475
           100            *  CARRIER ACCESS CORP                          900
           200            *  C-COR.NET CORP                             1,943
           300            *  C-CUBE MICROSYSTEMS, INC (NEW)             3,693
           100            *  CELERITEL, INC                             3,812
           900            *  CERIDIAN CORP                             17,943
           400            *  CHECKFREE CORP                            17,000
           200            *  CHECKPOINT SYSTEMS, INC                    1,487
           100            *  CHOICE ONE COMMUNICATIONS, INC               931
           100           b*  CHS ELECTRONICS, INC                           0
           300            *  CIBER, INC                                 1,462
         2,000            *  CIENA CORP                               162,500
           400            *  CIRRUS LOGIC, INC                          7,500
        50,200            *  CISCO SYSTEMS, INC                     1,920,150
         1,200            *  CITRIX SYSTEMS, INC                       27,000
           141            *  CLARENT CORP                               1,595
           100            *  CLARUS CORP                                  700
         1,452            *  CMGI, INC                                  8,122
           567            *  CNET NETWORKS, INC                         9,072
           100               COHU, INC                                  1,393
           100            *  COM21, INC                                   468
         1,260            *  COMMERCE ONE, INC                         31,893
           300            *  COMMSCOPE, INC                             4,968
        11,900               COMPAQ COMPUTER CORP                     179,095
           100            *  COMPLETE BUSINESS SOLUTIONS, INC           1,031
         3,169               COMPUTER ASSOCIATES INTERNATIONAL,
                               INC                                     61,795
           200            *  COMPUTER HORIZONS CORP                       487
           200            *  COMPUTER NETWORK TECHNOLOGY CORP           5,762
         1,100            *  COMPUTER SCIENCES CORP                    66,137
         2,200            *  COMPUWARE CORP                            13,750

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
         1,100            *  COMVERSE TECHNOLOGY, INC             $   119,487
           100            *  CONCORD CAMERA CORP                        1,650
           100            *  CONCORD COMMUNICATIONS, INC                  875
         1,650            *  CONCORD EFS, INC                          72,496
           400            *  CONCURRENT COMPUTER CORP                   2,150
         1,600            *  CONEXANT SYSTEMS, INC                     24,600
           100            *  CONVERA CORP                               1,775
           100            *  CONVERGENT COMMUNICATIONS, INC                59
           100            *  CONVERGYS CORP                             4,531
           300            *  COPPER MOUNTAIN NETWORKS, INC              1,771
            61            *  CORECOMM LTD                                 302
         6,349               CORNING, INC                             335,306
           100            *  CORSAIR COMMUNICATIONS, INC                  712
         1,450            *  COVAD COMMUNICATIONS GROUP, INC            2,401
           300            *  CREDENCE SYSTEMS CORP                      6,900
           400            *  CREE, INC                                 14,212
           300            *  CRITICAL PATH, INC                         9,225
           100            *  CROSSROADS SYSTEMS, INC                      468
           400            *  CSG SYSTEMS INTERNATIONAL, INC            18,775
           100            *  CTC COMMUNICATIONS GROUP, INC                462
           200               CTS CORP                                   7,287
           100            *  CYBERSOURCE CORP                             237
           100            *  CYLINK CORP                                  215
           200            *  CYMER, INC                                 5,146
           800            *  CYPRESS SEMICONDUCTOR CORP                15,750
           100            *  DALEEN TECHNOLOGIES, INC                     375
           400               DALLAS SEMICONDUCTOR CORP                 10,250
           100            *  DATA RETURN CORP                             375
           100            *  DATASTREAM SYSTEMS, INC                      975
           100            *  DDI CORP                                   2,725
        15,400            *  DELL COMPUTER CORP                       268,537
           500               DELUXE CORP                               12,635
           100            *  DIAMONDCLUSTER INTERNATIONAL, INC
                               (CLASS A)                                3,050
           500               DIEBOLD, INC                              16,687
           200            *  DIGEX, INC                                 4,500
           200            *  DIGITAL COURIER TECHNOLOGIES, INC             84
           100            *  DIGITAL INSIGHT CO                         1,806
           400            *  DIGITAL ISLAND, INC                        1,625
           100            *  DIGITAL RIVER, INC                           237
           500            *  DMC STRATEX NETWORKS, INC                  7,500
           200            *  DOBSON COMMUNICATIONS CORP (CLASS
                               A)                                       2,925
           200            *  DOCUMENTUM, INC                            9,937
           100            *  DOT HILL SYSTEMS CORP                        387
           700            *  DOUBLECLICK, INC                           7,700
           100            *  DSET CORP                                    179
           200            *  DSP GROUP, INC                             4,209
           500            *  DST SYSTEMS, INC                          33,500
           550            *  E.PIPHANY, INC                            29,665
           800            *  EBAY, INC                                 26,400
           100            *  ECHELON CORP                               1,606
           200            *  EGAIN COMMUNICATIONS CORP                    618
            63            *  EGLOBE, INC                                    4
           100            *  ELANTEC SEMICONDUCTOR, INC                 2,775
           200            *  ELECTRO SCIENTIFIC INDUSTRIES, INC         5,600
           100            *  ELECTROGLAS, INC                           1,531

See notes to financial statements                        2000 ANNUAL REPORT   25

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
           900            *  ELECTRONIC ARTS, INC                 $    38,362
         2,800               ELECTRONIC DATA SYSTEMS CORP             161,700
           300            *  ELECTRONICS FOR IMAGING, INC               4,181
           300            *  ELOYALTY CORP                              1,940
           100            *  EMAGIN CORP                                  212
        15,300            *  EMC CORP                               1,017,450
           200            *  EMCORE CORP                                9,400
           200            *  E-MEDSOFT.COM                                125
            10            *  EMERGE INTERACTIVE, INC (CLASS A)             36
           500            *  EMULEX CORP                               39,968
           200            *  ENGAGE, INC                                  150
            25            *  ENTRADA NETWORKS, INC                         43
           300            *  ENTRUST TECHNOLOGIES, INC                  3,900
           100            *  EPRESENCE, INC                               434
         1,000               EQUIFAX, INC                              28,687
           100            *  ESPEED, INC (CLASS A)                      1,568
           200            *  ESS TECHNOLOGY, INC                        1,025
           100            *  ESTERLINE TECHNOLOGIES CORP                2,625
           200            *  EXAR CORP                                  6,196
           100            *  EXCEL TECHNOLOGY, INC                      1,995
           100            *  EXCELON CORP                                 150
           200            *  EXCHANGE APPLICATIONS, INC                   243
         1,508            *  EXCITE AT HOME                             8,341
         2,900            *  EXODUS COMMUNICATIONS, INC                58,000
           300            *  EXTREME NETWORKS, INC                     11,737
           100            *  F.Y.I., INC                                3,687
           100            *  F5 NETWORKS, INC                             950
           100               FAIR ISSAC & CO, INC                       5,100
           400            *  FAIRCHILD SEMICONDUCTOR
                               INTERNATIONAL, INC (CLASS A)              5775
           100            *  FEI CO                                     2,275
           200            *  FILENET CORP                               5,450
           700            *  FINISAR CORP                              20,300
         2,800               FIRST DATA CORP                          147,525
           950            *  FISERV, INC                               45,065
           100            *  FOCAL COMMUNICATIONS CORP                    700
           500            *  FOUNDRY NETWORKS, INC                      7,500
           200            *  FSI INTERNATIONAL, INC                     1,675
           300            *  FUTURELINK CORP                              196
           100            *  GADZOOX NETWORKS, INC                        209
           400               GALILEO INTERNATIONAL, INC                 8,000
           100            *  GASONICS INTERNATIONAL CORP                1,837
         1,300            *  GATEWAY, INC                              23,387
           200            *  GENERAL SEMICONDUCTOR, INC                 1,250
           200            *  GENRAD, INC                                2,000
           100            *  GENZYME TRANSGENICS CORP                   1,431
           100            *  GEOWORKS CORP                                293
           100               GERBER SCIENTIFIC, INC                       856
           100            *  GLOBALNETFINANCIAL.COM, INC                  150
           200            *  GLOBESPAN, INC                             5,500
           100            *  GLOBIX CORP                                  275
           100            *  GOAMERICA, INC                               537
           200            *  GOTO.COM, INC                              1,462
           100            *  GREAT PLAINS SOFTWARE, INC                 4,706
           200            *  GRIFFON CORP                               1,575
           308            *  HARMONIC, INC                              1,751

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
           500               HARRIS CORP                          $    15,312
           100               HELIX TECHNOLOGY CORP                      2,367
        11,600               HEWLETT-PACKARD CO                       366,125
           100               HICKORY TECH CORP                          2,050
           200            *  HIGH SPEED ACCESS CORP                       212
           200            *  HNC SOFTWARE, INC                          5,937
           300            *  HOMESTORE.COM, INC                         6,037
           300               HON INDUSTRIES, INC                        7,650
           200            *  HUTCHINSON TECHNOLOGY, INC                 2,750
           100            *  HYPERCOM CORP                                312
           200            *  HYPERION SOLUTIONS CORP                    3,087
         1,430            *  I2 TECHNOLOGIES, INC                      77,756
           100            *  IBASIS, INC                                  412
           100            *  IDENTIX, INC                                 785
           200            *  IGATE CAPITAL CORP                           575
         1,700               IKON OFFICE SOLUTIONS, INC                 4,250
           100            *  ILLUMINET HOLDINGS, INC                    2,293
           200            *  IMATION CORP                               3,100
           100            *  IMMERSION CORP                               751
           100            *  IMPSAT FIBER NETWORKS, INC                   437
           100            *  IMRGLOBAL CORP                               537
           200           b*  INACOM CORP                                    0
           200            *  INFOCUS CORP                               2,950
            40            *  INFOGRAMES, INC                              222
           300            *  INFONET SERVICES CORP (CLASS B)            1,500
           400            *  INFORMATICA CORP                          15,825
         2,450            *  INFORMIX CORP                              7,273
         1,364            *  INFOSPACE.COM, INC                        12,062
           400            *  INGRAM MICRO, INC (CLASS A)                4,500
           600            *  INKTOMI CORP                              10,725
           300            *  INPRISE CORP                               1,659
           100            *  INTEGRATED CIRCUIT SYSTEMS, INC            1,656
           700            *  INTEGRATED DEVICE TECHNOLOGY, INC         23,187
        46,900               INTEL CORP                             1,409,931
           200            *  INTELIDATA TECHNOLOGIES CORP                 518
           100            *  INTERACT COMMERCE CORP                       837
           300            *  INTERDIGITAL COMMUNICATIONS CORP           1,621
           200            *  INTERGRAPH CORP                            1,200
           300            *  INTERLIANT, INC                              956
           100            *  INTERLINK ELECTRONICS, INC                 1,268
           100            *  INTERLOGIX, INC                            1,887
           500            *  INTERNAP NETWORK SERVICES CORP             3,625
        12,300               INTERNATIONAL BUSINESS MACHINES
                               CORP                                 1,045,500
           100            *  INTERNATIONAL FIBERCOM, INC                  493
           400            *  INTERNATIONAL RECTIFIER CORP              12,000
         1,200            *  INTERNET CAPITAL GROUP, INC                3,937
           300            *  INTERNET PICTURES CORP                       290
           200            *  INTERNET SECURITY SYSTEMS, INC            15,687
           100            *  INTERNET.COM CORP                            593
           100            *  INTERSIL HOLDINGS CORP                     2,293
           400            *  INTERTRUST TECHNOLOGIES CORP               1,350
           200            *  INTERVOICE-BRITE, INC                      1,450
           200            *  INTERWOVEN, INC                           13,187
           100            *  INTRAWARE, INC                               146
           100            *  INTRUSION.COM, INC                           475
         1,200            *  INTUIT, INC                               47,325
         1,800            *  IOMEGA CORP                                6,066

 26  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
           200               IRON MOUNTAIN, INC                   $     7,425
           100            *  IVILLAGE, INC                                106
           300            *  IXL ENTERPRISES, INC                         300
           400            *  J.D. EDWARDS & CO                          7,125
           800            *  JABIL CIRCUIT, INC                        20,300
           200               JACK HENRY & ASSOCIATES, INC              12,425
           100            *  JDA SOFTWARE GROUP, INC                    1,306
         5,510            *  JDS UNIPHASE CORP                        229,698
         1,400            *  JUNIPER NETWORKS, INC                    176,487
           100            *  JUNO ONLINE SERVICES, INC                     65
           100            *  JUPITER MEDIA METRIX, INC                    931
           500            *  KANA COMMUNICATIONS, INC                   5,750
           400            *  KEANE, INC                                 3,900
           100               KEITHLEY INSTRUMENTS, INC                  4,306
           600            *  KEMET CORP                                 9,075
           200            *  KENT ELECTRONICS CORP                      3,300
           100            *  KEYNOTE SYSTEMS, INC                       1,418
            47            *  KFORCE.COM, INC                              143
         1,300            *  KLA-TENCOR CORP                           43,793
           400            *  KOPIN CORP                                 4,425
           100            *  KRONOS, INC                                3,093
           300            *  KULICKE & SOFFA INDUSTRIES, INC            3,375
           900            *  LAM RESEARCH CORP                         13,050
           100            *  LANTE CORP                                   156
           600            *  LATTICE SEMICONDUCTOR CORP                11,025
           100            *  LCC INTERNATIONAL, INC (CLASS A)           1,087
           100            *  LEARNING TREE INTERNATIONAL, INC           4,950
           600            *  LEGATO SYSTEMS, INC                        4,462
           900            *  LEXMARK INTERNATIONAL, INC                39,881
           300            *  LIBERATE TECHNOLOGIES                      4,087
           100            *  LIGHTBRIDGE, INC                           1,312
           100            *  LIGHTPATH TECHNOLOGIES, INC                1,387
         2,200               LINEAR TECHNOLOGY CORP                   101,750
           300            *  LOOKSMART LTD                                731
         2,200            *  LSI LOGIC CORP                            37,598
           300            *  LTX CORP                                   3,885
        23,372               LUCENT TECHNOLOGIES, INC                 315,522
           400            *  MACROMEDIA, INC                           24,300
           200            *  MACROVISION CORP                          14,803
           300            *  MAIL.COM, INC                                215
           300            *  MAIL-WELL, INC                             1,293
           300            *  MANUGISTICS GROUP, INC                    17,100
           250            *  MAPINFO CORP                              11,812
         1,146            *  MARCHFIRST, INC                            1,719
           100            *  MARIMBA, INC                                 450
           350            *  MASTEC, INC                                7,000
         2,000            *  MAXIM INTEGRATED PRODUCTS, INC            95,625
           400            *  MAXTOR CORP                                2,237
           100            *  MCSI, INC                                  2,137
           100            *  MEDIA 100 INC                                256
           100            *  MEDIAPLEX, INC                                81
           200            *  MEMC ELECTRONIC MATERIALS, INC             1,937
           400            *  MENTOR GRAPHICS CORP                      10,975
           200            *  MERCATOR SOFTWARE, INC                     1,075
           100            *  MERCURY COMPUTER SYSTEMS, INC              4,643
           600            *  MERCURY INTERACTIVE CORP                  54,150

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
           100            *  METASOLV, INC                        $       912
           200               METHODE ELECTRONICS, INC (CLASS A)         4,587
           100            *  METRICOM, INC                              1,006
           400            *  METROCALL, INC                               187
           300            *  METTLER-TOLEDO INTERNATIONAL, INC         16,312
           400            *  MICREL, INC                               13,475
           975            *  MICROCHIP TECHNOLOGY, INC                 21,389
           500            *  MICROMUSE, INC                            30,179
           200            *  MICRON ELECTRONICS, INC                      781
         3,300            *  MICRON TECHNOLOGY, INC                   117,150
           100            *  MICROSEMI CORP                             2,781
        27,945            *  MICROSOFT CORP                         1,212,114
           200            *  MICROSTRATEGY, INC                         1,900
           100            *  MICROVISION, INC                           1,750
           200            *  MIPS TECHNOLOGIES, INC (CLASS A)           5,337
           138            *  MIPS TECHNOLOGIES, INC (CLASS B)           3,516
         1,000               MOLEX, INC                                35,500
        15,435               MOTOROLA, INC                            312,558
           100            *  MP3.COM, INC                                 359
           300            *  MPOWER COMMUNICATIONS CORP                 1,537
           400            *  MRV COMMUNICATIONS, INC                    5,350
           200            *  MTI TECHNOLOGY CORP                          787
           100            *  MULTEX.COM, INC                            1,325
           200               NATIONAL DATA CORP                         7,325
           100            *  NATIONAL INFORMATION CONSORTIUM,
                               INC                                        153
         1,200            *  NATIONAL SEMICONDUCTOR CORP               24,150
           200            *  NATURAL MICROSYSTEMS CORP                  1,975
           100            *  NAVISITE, INC                                234
           600            *  NCR CORP                                  29,475
           100            *  NET PERCEPTIONS, INC                         209
           100            *  NET2PHONE, INC                               737
           350            *  NETEGRITY, INC                            19,031
           200            *  NETIQ CORP                                17,475
           300            *  NETMANAGE, INC                               281
           100            *  NETOPIA, INC                                 431
           200            *  NETRO CORP                                 1,387
           100            *  NETSCOUT SYSTEMS, INC                      1,000
           100            *  NETWORK ACCESS SOLUTIONS CORP                 62
         2,200            *  NETWORK APPLIANCE, INC                   141,212
           900            *  NETWORK ASSOCIATES, INC                    3,768
           100            *  NETWORK EQUIPMENT TECHNOLOGIES, INC          643
           100            *  NETWORK PERIPHERALS, INC                     643
           200            *  NETZERO, INC                                 175
           200            *  NEW ERA OF NETWORKS, INC                   1,175
           200               NEWPORT CORP                              15,721
           100            *  NEXT LEVEL COMMUNICATIONS, INC             1,137
           200            *  NEXTEL PARTNERS, INC (CLASS A)             3,362
           100               NORTH PITTSBURGH SYSTEMS, INC              1,100
           400            *  NOVA CORP (GEORGIA)                        7,975
           100            *  NOVADIGM, INC                                631
         2,200            *  NOVELL, INC                               11,481
           900            *  NOVELLUS SYSTEMS, INC                     32,343
           100               NTELOS, INC                                1,762
           100            *  NUCENTRIX BROADBAND NETWORKS, INC          1,125
           300            *  NVIDIA CORP                                9,829
           200            *  NX NETWORKS, INC                             125

See notes to financial statements                        2000 ANNUAL REPORT   27

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
           100            *  NYFIX, INC                           $     2,418
           100            *  OBJECTIVE SYSTEMS INTEGRATORS, INC         1,762
           200            *  ON SEMICONDUCTOR CORP                      1,050
           100            *  ONYX SOFTWARE CORP                         1,100
           300            *  OPEN MARKET, INC                             328
            72            *  OPENTV CORP                                  747
           522            *  OPENWAVE SYSTEMS, INC                     25,023
             5            *  OPUS360 CORP                                   1
        29,900            *  ORACLE CORP                              868,968
           100            *  OSICOM TECHNOLOGIES, INC                   1,606
           100            *  OTG SOFTWARE, INC                          1,614
           100            *  PACKETEER, INC                             1,237
           110            *  PAC-WEST TELECOMM, INC                       378
         3,914            *  PALM, INC                                110,815
           100            *  PARADYNE NETWORKS, INC                       181
         1,700            *  PARAMETRIC TECHNOLOGY CORP                22,843
           250               PARK ELECTROCHEMICAL CORP                  7,671
           300            *  PAXAR CORP                                 3,056
           200            *  PAXSON COMMUNICATIONS CORP                 2,387
         2,275               PAYCHEX, INC                             110,621
           500            *  P-COM, INC                                 1,531
           100            *  PC-TEL, INC                                1,075
           100            *  PEGASUS SOLUTIONS, INC                       693
         1,500            *  PEOPLESOFT, INC                           55,781
         1,250            *  PEREGRINE SYSTEMS, INC                    24,687
           200            *  PERICOM SEMICONDUCTOR CORP                 3,700
           400            *  PEROT SYSTEMS CORP (CLASS A)               3,675
           100            *  PERSISTENCE SOFTWARE, INC                    443
           200            *  PHOENIX TECHNOLOGIES LTD                   2,696
           200            *  PHOTRONICS, INC                            4,687
           200               PIONEER-STANDARD ELECTRONICS, INC          2,200
           300            *  PLANTRONICS, INC                          14,100
           300            *  PLEXUS CORP                                9,117
           100            *  PLX TECHNOLOGY, INC                          831
         1,100            *  PMC-SIERRA, INC                           86,487
           300            *  POLYCOM, INC                               9,656
           600            *  PORTAL SOFTWARE, INC                       4,706
           200            *  POWER INTEGRATIONS, INC                    2,300
           200            *  POWERTEL, INC                             12,387
           300            *  POWERWAVE TECHNOLOGIES, INC               17,550
           100            *  PRI AUTOMATION, INC                        1,875
           100            *  PRIMUS KNOWLEDGE SOLUTIONS, INC              650
           100            *  PROBUSINESS SERVICES, INC                  2,656
           135            *  PRODIGY COMMUNICATIONS CORP (CLASS
                               A)                                         202
           300            *  PROFIT RECOVERY GROUP
                               INTERNATIONAL, INC                       1,912
           200            *  PROGRESS SOFTWARE CORP                     2,887
           100            *  PROJECT SOFTWARE & DEVELOPMENT, INC        1,073
           200            *  PROXICOM, INC                                825
           200            *  PROXIM, INC                                8,600
           200            *  PUMA TECHNOLOGY, INC                         831
           200            *  PURCHASEPRO.COM, INC                       3,500
           605            *  QLOGIC CORP                               46,585
           550            *  QRS CORP                                   7,046
         4,700            *  QUALCOMM, INC                            386,281

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
         1,000            *  QUANTUM CORP - DLT & STORAGE
                               SYSTEMS GROUP                      $    13,312
           500            *  QUANTUM CORP-HARD DISK DRIVE GROUP         4,000
           100            *  QUEST SOFTWARE, INC                        2,806
           100            *  QUICKLOGIC CORP                              693
           200            *  QUINTUS CORP                                 593
           200            *  QUOKKA SPORTS, INC                           112
           100            *  RADIANT SYSTEMS, INC                       2,050
           100            *  RADISYS CORP                               2,587
           200            *  RAINBOW TECHNOLOGIES, INC                  3,162
           500            *  RAMBUS, INC                               18,062
           100            *  RAMP NETWORKS, INC                           571
           550            *  RARE MEDIUM GROUP, INC                     8,190
         1,300            *  RATIONAL SOFTWARE CORP                    50,618
           100            *  RAZORFISH, INC (CLASS (A)                    162
           500            *  REALNETWORKS, INC                          4,343
           600            *  RED HAT, INC                               3,750
           700            *  REDBACK NETWORKS, INC                     28,700
           200            *  REMEDY CORP                                3,312
           100            *  RESEARCH FRONTIERS, INC                    1,750
           348            *  RETEK, INC                                 8,482
           500               REYNOLDS & REYNOLDS CO (CLASS A)          10,125
           800            *  RF MICRO DEVICES, INC                     21,950
           200            *  ROBOTIC VISION SYSTEMS, INC                  550
           100            *  ROGERS CORP                                4,106
           300            *  RSA SECURITY, INC                         15,862
           100            *  RURAL CELLULAR CORP (CLASS A)              2,962
           400            *  S1 CORP                                    2,100
           800            *  SAFEGUARD SCIENTIFICS, INC                 5,300
           200            *  SAGA SYSTEMS, INC                          2,287
           100            *  SAGENT TECHNOLOGY, INC                       137
           100            *  SANCHEZ COMPUTER ASSOCIATES, INC             825
           400            *  SANDISK CORP                              11,100
         1,140            *  SANMINA CORP                              87,352
           500            *  SAPIENT CORP                               5,968
           100            *  SAVVIS COMMUNICATIONS CORP                    87
           200            *  SAWTEK, INC                                9,237
           100            *  SBS TECHNOLOGIES, INC                      2,993
         1,000            *  SCI SYSTEMS, INC                          26,375
           200            *  SCIENT CORP                                  650
         1,100               SCIENTIFIC-ATLANTA, INC                   35,818
           100            *  SCM MICROSYSTEMS, INC                      3,300
           500            *  SDL, INC                                  74,093
           100            *  SEACHANGE INTERNATIONAL, INC               2,031
           200            *  SECURE COMPUTING CORP                      1,975
            60               SEMA PLC ADR                                 495
           100            *  SEMITOOL, INC                                968
           400            *  SEMTECH CORP                               8,825
           500            *  SENSORMATIC ELECTRONICS CORP              10,031
           100            *  SERENA SOFTWARE, INC                       3,423
         2,400            *  SIEBEL SYSTEMS, INC                      162,300
         1,200            *  SILICON GRAPHICS, INC                      4,800
           200            *  SILICON IMAGE, INC                         1,087
           500            *  SILICON STORAGE TECHNOLOGY, INC            5,906
           200            *  SILICON VALLEY GROUP, INC                  5,750
           100            *  SILVERSTREAM SOFTWARE, INC                 2,062
           200            *  SIPEX CORP                                 4,787

 28  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
           300            *  SITEL CORP                           $       862
           100            *  SMARTDISK CORP                               387
           200            *  SOFTNET SYSTEMS, INC                         362
         3,900            *  SOLECTRON CORP                           132,210
           200            *  SOMERA COMMUNICATIONS, INC                 1,737
           100            *  SONIC FOUNDRY, INC                           131
           600            *  SONICBLUE, INC                             2,475
           200            *  SONICWALL, INC                             3,250
           100            *  SONUS NETWORKS, INC                        2,525
           100            *  SPECTRALINK CORP                           1,443
           100            *  SPEEDFAM-IPEC, INC                           606
           100            *  STANDARD MICROSYSTEM, INC                  2,025
           300            *  STARBASE CORP                                703
           300            *  STARMEDIA NETWORK, INC                       567
           600            *  STORAGE TECHNOLOGY CORP                    5,400
           200            *  STRUCTURAL DYNAMICS RESEARCH CORP          2,000
        22,700            *  SUN MICROSYSTEMS, INC                    632,762
           900            *  SUNGARD DATA SYSTEMS, INC                 42,412
           100               SUPERIOR TELECOM, INC                        193
           100            *  SUPERTEX, INC                              1,976
           100            *  SVI HOLDINGS, INC                            100
           600            *  SYBASE, INC                               11,887
           700            *  SYCAMORE NETWORKS, INC                    26,075
           100            *  SYKES ENTERPRISES, INC                       443
           500            *  SYMANTEC CORP                             16,687
         1,100               SYMBOL TECHNOLOGIES, INC                  39,600
           350            *  SYMMETRICOM, INC                           3,412
           400            *  SYNOPSYS, INC                             18,975
           200            *  SYSTEMS & COMPUTER TECHNOLOGY CORP         2,462
           100            *  TAKE-TWO INTERACTIVE SOFTWARE, INC         1,150
           100            *  TANNING TECHNOLOGY, INC                      368
           400            *  TECH DATA CORP                            10,818
           200               TECHNITROL, INC                            8,225
           400            *  TECHNOLOGY SOLUTIONS CO                      850
           300            *  TEKELEC                                    9,000
           600               TEKTRONIX, INC                            20,212
           100            *  TELCOM SEMICONDUCTOR, INC                  1,137
           300            *  TELECORP PCS, INC (CLASS A)                6,712
         2,400            *  TELLABS, INC                             135,600
           100            *  TENFOLD CORP                                 150
         1,200            *  TERADYNE, INC                             44,700
           300            *  TERAYON COMMUNICATION SYSTEMS, INC         1,218
        12,245               TEXAS INSTRUMENTS, INC                   575,027
           100            *  THERMA-WAVE, INC                           1,400
           100            *  THREE-FIVE SYSTEMS, INC                    1,800
           900            *  TIBCO SOFTWARE, INC                       43,143
           400            *  TITAN CORP                                 6,500
           100            *  TIVO, INC                                    537
           100            *  TOLLGRADE COMMUNICATIONS, INC              3,650
           200               TOTAL SYSTEM SERVICES, INC                 4,475
           200            *  TRANSACTION SYSTEMS ARCHITECTS, INC
                               (CLASS A)                                2,312
           600            *  TRANSWITCH CORP                           23,475
           100            *  TRICORD SYSTEMS, INC                         831
           100            *  TRIMBLE NAVIGATION LTD                     2,400
           500            *  TRIQUINT SEMICONDUCTOR, INC               21,843

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
           100            *  TRIZETTO GROUP, INC                  $     1,668
           100            *  TUMBLEWEED COMMUNICATIONS CORP             1,710
           100            *  TUT SYSTEMS, INC                             825
           300            *  UCAR INTERNATIONAL, INC                    2,925
           100            *  ULTRATECH STEPPER, INC                     2,587
           100            *  UNIFY CORP                                    28
         2,200            *  UNISYS CORP                               32,175
           100            *  UNIVERSAL ACCESS, INC                        800
           100            *  UNIVERSAL DISPLAY CORP                       718
           200            *  US INTERACTIVE, INC                           56
           100            *  US WIRELESS CORP                             437
           450            *  USINTERNETWORKING, INC                     2,250
           100            *  VA LINUX SYSTEMS, INC                        812
           200            *  VARIAN SEMICONDUCTOR EQUIPMENT
                               ASSOCIATES, INC                          4,750
           200            *  VEECO INSTRUMENTS, INC                     8,025
         1,415            *  VERISIGN, INC                            104,975
         2,719            *  VERITAS SOFTWARE CORP                    237,912
           200            *  VERITY, INC                                4,812
           200            *  VERTEL CORP                                  468
           600            *  VERTICALNET, INC                           3,993
           100            *  VIADOR, INC                                  131
           100            *  VIALINK CO                                   281
           200            *  VIANT CORP                                   793
           300            *  VIASYSTEMS GROUP, INC                      2,493
           100            *  VICOR CORP                                 3,037
           100            *  VIEWPOINT CORP                               543
         1,400            *  VIGNETTE CORP                             25,200
           362            *  VISHAY INTERTECHNOLOGY, INC                5,475
           200            *  VISUAL NETWORKS, INC                         650
         1,200            *  VITESSE SEMICONDUCTOR CORP                66,375
           400            *  VITRIA TECHNOLOGY, INC                     3,100
           100            *  VOLT INFORMATION SCIENCES, INC             2,075
           200               WALLACE COMPUTER SERVICES, INC             3,400
           315            *  WALT DISNEY INTERNET GROUP                 1,358
           100            *  WATCHGUARD TECHNOLOGIES, INC               3,162
           300            *  WAVE SYSTEMS CORP (CLASS A)                1,350
            52            *  WEBMETHODS, INC                            4,624
           100            *  WEBTRENDS CORP                             2,893
         1,407            *  WEBVAN GROUP, INC                            659
           200            *  WESCO INTERNATIONAL, INC                   1,450
           200            *  WESTELL TECHNOLOGIES, INC (CLASS A)          612
         1,000            *  WESTERN DIGITAL CORP                       2,437
           100            *  WHITE ELECTRONIC DESIGNS CORP                646
           392            *  WIND RIVER SYSTEMS, INC                   13,377
           100            *  WIRELESS FACILITIES, INC                   3,625
         2,000            *  XILINX, INC                               92,250
           200            *  XIRCOM, INC                                3,100
           200            *  XYBERNAUT CORP                               337
         1,754            *  YAHOO, INC                                52,729
           200            *  ZEBRA TECHNOLOGIES CORP (CLASS A)          8,159
           100            *  ZIXIT CORP                                   875
           100            *  ZORAN CORP                                 1,550
           100            *  ZYGO CORP                                  2,828
                                                                  -----------
                             TOTAL TECHNOLOGY                      20,087,735
                                                                  -----------

See notes to financial statements                        2000 ANNUAL REPORT   29

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.91%
           300               AIRBORNE, INC                        $     2,925
           400            *  AIRTRAN HOLDINGS, INC                      2,900
           200            *  ALASKA AIR GROUP, INC                      5,950
           200            *  AMERICA WEST HOLDINGS CORP (CLASS
                               B)                                       2,562
             3            *  AMERICAN FREIGHTWAYS CORP                     83
         1,000            *  AMR CORP                                  39,187
           100            *  ARKANSAS BEST CORP                         1,831
           100               ARNOLD INDUSTRIES, INC                     1,800
           100            *  ATLANTIC COAST AIRLINES HOLDINGS,
                               INC                                      4,087
           100            *  ATLAS AIR, INC                             3,262
         2,700               BURLINGTON NORTHERN SANTA FE CORP         76,443
           600               C.H. ROBINSON WORLDWIDE, INC              18,862
           300               CNF, INC                                  10,143
           200            *  CONTINENTAL AIRLINES, INC (CLASS B)       10,325
         1,500               CSX CORP                                  38,906
           900               DELTA AIRLINES, INC                       45,168
           200            *  EGL, INC                                   4,787
           300               EXPEDITORS INTERNATIONAL OF
                               WASHINGTON, INC                         16,106
         2,000            *  FEDEX CORP                                79,920
           200               FLORIDA EAST COAST INDUSTRIES, INC
                               (CLASS A)                                7,175
           100            *  FORWARD AIR CORP                           3,731
           100            *  FRONTIER AIRLINES, INC                     3,093
           100            *  HEARTLAND EXPRESS, INC                     2,281
           100               HUNT (J.B.) TRANSPORT SERVICES, INC        1,681
           950            *  KANSAS CITY SOUTHERN INDUSTRIES,
                               INC                                      9,618
           100            *  LANDSTAR SYSTEM, INC                       5,543
           200            *  MESA AIR GROUP, INC                        1,400
           100            *  MESABA HOLDINGS, INC                       1,256
           100            *  MIDWEST EXPRESS HOLDINGS, INC              1,468
         2,700               NORFOLK SOUTHERN CORP                     35,943
           200            *  NORTHWEST AIRLINES CORP (CLASS A)          6,025
           200               OVERSEAS SHIPHOLDING GROUP, INC            4,587
           100               ROADWAY EXPRESS, INC                       2,118
           400               RYDER SYSTEM, INC                          6,650
           905               SABRE HOLDINGS CORP                       39,028
           200               SHURGARD STORAGE CENTERS, INC              4,887
           400               SKYWEST, INC                              11,500
         3,500               SOUTHWEST AIRLINES CO                    117,355
           300            *  SWIFT TRANSPORTATION CO, INC               5,943
           400            *  U.S. AIRWAYS GROUP, INC                   16,225
           400               UAL CORP                                  15,575
         1,700               UNION PACIFIC CORP                        86,275
           700               UNITED PARCEL SERVICE, INC (CLASS
                               B)                                      41,168
           200               USFREIGHTWAYS CORP                         6,015
           200               WERNER ENTERPRISES, INC                    3,400
           300            *  WISCONSIN CENTRAL TRANSIT CORP             4,518
           100            *  XTRA CORP                                  4,800
           100            *  YELLOW CORP                                2,035
                                                                  -----------
                             TOTAL TRANSPORTATION                     816,540
                                                                  -----------
UTILITIES -- 10.00%
           200            *  ACTV, INC                                    850
           200            *  ADELPHIA BUSINESS SOLUTIONS, INC             850

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
           500            *  ADELPHIA COMMUNICATIONS CORP (CLASS
                               A)                                 $    25,812
           200            *  ADVANCED RADIO TELECOM CORP                  206
         2,300            *  AES CORP                                 127,362
           300               AGL RESOURCES, INC                         6,618
           800               ALLEGHENY ENERGY, INC                     38,550
         1,050            *  ALLEGIANCE TELECOM, INC                   23,378
           500               ALLETE                                    12,406
           600               ALLIANT ENERGY CORP                       19,125
         2,234               ALLTEL CORP                              139,485
         1,000               AMEREN CORP                               46,312
         2,180               AMERICAN ELECTRIC POWER CO, INC          101,370
         1,000            *  AMERICAN TOWER CORP (CLASS A)             37,875
           100            *  ARGUSS COMMUNICATIONS, INC                   912
        26,307               AT & T CORP                              455,439
         2,500            *  AT & T WIRELESS GROUP                     43,281
           200               ATMOS ENERGY CORP                          4,875
           100            *  AUDIOVOX CORP (CLASS A)                      900
           300               AVISTA CORP                                6,150
        13,100               BELLSOUTH CORP                           536,281
           100               BLACK HILLS CORP                           4,475
         1,500            *  BROADWING, INC                            34,218
           700            *  CABLEVISION SYSTEMS CORP (CLASS A)        59,456
         1,900            *  CALPINE CORP                              85,618
           100               CASCADE NATURAL GAS CORP                   1,881
         1,000               CENTURYTEL, INC                           35,750
           100               CH ENERGY GROUP, INC                       4,475
           600            *  CHARTER COMMUNICATIONS (CLASS A)          13,612
         1,000               CINERGY CORP                              35,125
         1,800            *  CITIZENS COMMUNICATIONS CO                23,625
           100               CLECO CORP                                 5,475
           800               CMS ENERGY CORP                           25,350
         1,300               COASTAL CORP                             114,806
         6,440            *  COMCAST CORP (CLASS A) SPECIAL           268,870
           100            *  COMMONWEALTH TELEPHONE ENTERPRISES,
                               INC                                      3,500
           600               CONECTIV, INC                             12,037
         1,500               CONSOLIDATED EDISON, INC                  57,750
         1,000               CONSTELLATION ENERGY GROUP, INC           45,062
           892            *  COX COMMUNICATIONS, INC (CLASS A)         41,533
           700            *  CROWN CASTLE INTERNATIONAL CORP           18,943
           100               CT COMMUNICATIONS, INC                     1,406
           100            *  DIGITAL LIGHTWAVE, INC                     3,168
           200            *  DITECH COMMUNICATIONS CORP                 3,212
         1,704               DOMINION RESOURCES, INC                  114,168
           900               DPL, INC                                  29,868
           400               DQE, INC                                  13,100
           100            *  DSL.NET, INC                                  53
         1,000               DTE ENERGY CO                             38,937
         2,600               DUKE ENERGY CORP                         221,650
         1,600               DYNEGY, INC (CLASS A)                     89,700
           300            *  E.SPIRE COMMUNICATIONS, INC                  150
           496            *  EARTHLINK, INC                             2,495
         2,300               EDISON INTERNATIONAL CO                   35,937
           200            *  EFFICIENT NETWORKS, INC                    2,850
           400            *  EL PASO ELECTRIC CO                        5,280
         1,500               EL PASO ENERGY CORP                      107,437

 30  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
UTILITIES -- (CONTINUED)
           100            *  ELECTRIC LIGHTWAVE, INC (CLASS A)    $       331
           100               EMPIRE DISTRICT ELECTRIC CO                2,631
           200               ENERGEN CORP                               6,437
           800               ENERGY EAST CORP                          15,750
         5,200               ENRON CORP                               432,250
         1,500               ENTERGY CORP                              63,468
           200               EQUITABLE RESOURCES, INC                  13,350
         2,162               EXELON CORP                              151,794
         1,600               FIRSTENERGY CORP                          50,500
         1,200               FPL GROUP, INC                            86,100
           200            *  GENERAL COMMUNICATION, INC (CLASS
                               A)                                       1,400
           400            *  GLENAYRE TECHNOLOGIES, INC                 1,412
            20            *  GLOBAL CROSSING LTD                          286
         1,400               GLOBAL TELESYSTEMS, INC                    1,137
           800               GPU, INC                                  29,450
           200               HAWAIIAN ELECTRIC INDUSTRIES, INC          7,437
           300           b*  ICG COMMUNICATIONS, INC                       39
           200               IDACORP, INC                               9,812
           200            *  IDT CORP                                   4,075
           300            *  INSIGHT COMMUNICATIONS CO, INC             7,050
           300            *  INTERMEDIA COMMUNICATIONS, INC             2,156
           100               INTER-TEL, INC                               768
           400               IPALCO ENTERPRISES, INC                    9,675
           300            *  ITC DELTACOM, INC                          1,617
           400               KANSAS CITY POWER & LIGHT CO              10,975
           900               KEYSPAN CORP                              38,137
           800               KINDER MORGAN, INC                        41,750
           200            *  L-3 COMMUNICATIONS HOLDINGS, INC          15,400
           100               LACLEDE GAS CO                             2,337
           100            *  LATITUDE COMMUNICATIONS, INC                 387
           200            *  LEAP WIRELESS INTERNATIONAL, INC           5,000
         2,000            *  LEVEL 3 COMMUNICATIONS, INC               65,625
           100               MADISON GAS & ELECTRIC CO                  2,262
         2,877            *  MCLEODUSA, INC (CLASS A)                  40,637
           600               MCN ENERGY GROUP, INC                     16,612
           400               MDU RESOURCES GROUP, INC                  13,000
           100            *  MEDIACOM COMMUNICATIONS CORP               1,718
         2,400            *  METROMEDIA FIBER NETWORK, INC
                               (CLASS A)                               24,300
           700               MONTANA POWER CO                          14,525
           300               NATIONAL FUEL GAS CO                      18,881
           100            *  NETWORK PLUS CORP                            250
           100               NEW JERSEY RESOURCES CORP                  4,325
         3,400            *  NEXTEL COMMUNICATIONS, INC (CLASS
                               A)                                      84,150
         1,100            *  NIAGARA MOHAWK HOLDINGS, INC              18,356
           300               NICOR, INC                                12,956
         1,393               NISOURCE, INC                             42,834
           305            *  NISOURCE, INC (SAILS)                        838
         1,000               NORTHEAST UTILITIES CO                    24,250
           600            *  NORTHPOINT COMMUNICATIONS GROUP,
                               INC                                        206
           200               NORTHWEST NATURAL GAS CO                   5,300
           200               NORTHWESTERN CORP                          4,625
           200            *  NRG ENERGY, INC                            5,562
           400               NSTAR                                     17,150
         1,893            *  NTL, INC                                  45,313

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
           100               NUI CORP                             $     3,218
           500               OGE ENERGY CORP                           12,218
           200               ONEOK, INC                                 9,625
           200               OTTER TAIL POWER CO                        5,550
           200               PEOPLES ENERGY CORP                        8,950
         2,700               PG&E CORP                                 54,000
           200               PIEDMONT NATURAL GAS CO, INC               7,637
           200            *  PINNACLE HOLDINGS, INC                     1,812
           600               PINNACLE WEST CAPITAL CORP                28,575
           800               POTOMAC ELECTRIC POWER CO                 19,768
         1,000               PPL CORP                                  45,187
           300            *  PRICE COMMUNICATIONS CORP                  5,043
           200            *  PRIMUS TELECOMMUNICATIONS GROUP,
                               INC                                        462
         1,400               PROGRESS ENERGY, INC                      68,862
           600            *  PROGRESS ENERGY, INC- CVO                    270
           880            *  PSINET, INC                                  632
           200               PUBLIC SERVICE CO OF NEW MEXICO            5,362
         1,500               PUBLIC SERVICE ENTERPRISE GROUP,
                               INC                                     72,937
           600               PUGENT ENERGY, INC                        16,687
           500               QUESTAR CORP                              15,031
         7,060            *  QWEST COMMUNICATIONS INTERNATIONAL,
                               INC                                    289,460
           300            *  RCN CORP                                   1,893
         1,700               RELIANT ENERGY, INC                       73,631
           200               RGS ENERGY GROUP, INC                      6,487
           400            *  RHYTHMS NETCONNECTIONS, INC                  450
           200            *  SBA COMMUNICATIONS CORP                    8,212
        23,669               SBC COMMUNICATIONS, INC                1,130,195
           552               SCANA CORP                                16,318
           100               SEMCO ENERGY, INC                          1,556
         1,400               SEMPRA ENERGY                             32,550
           500               SIERRA PACIFIC RESOURCES (NEW)             8,031
           100               SOUTH JERSEY INDUSTRIES, INC               2,975
         4,600               SOUTHERN CO                              152,950
           210               SOUTHERN UNION CO                          5,565
           200               SOUTHWEST GAS CORP                         4,375
           200               SOUTHWESTERN ENERGY CO                     2,075
           400            *  SPECTRASITE HOLDINGS, INC                  5,300
         4,900               SPRINT CORP (FON GROUP)                   99,531
         3,600            *  SPRINT CORP (PCS GROUP)                   73,575
           500            *  TALK.COM, INC                                718
           900               TECO ENERGY, INC                          29,137
           400               TELEPHONE & DATA SYSTEMS, INC             36,000
           100            *  TELIGENT, INC (CLASS A)                      193
            90               TERRA NETWORK S.A. (SPON ADR)                950
           400            *  TIME WARNER TELECOM, INC (CLASS A)        25,375
           200            *  TRITON PCS HOLDINGS, INC (CLASS A)         6,787
         1,900               TXU CORP                                  84,193
           100            *  U.S. CELLULAR CORP                         6,025
           200               UGI CORP                                   5,062
           100               UIL HOLDINGS CORP                          4,975
           200               UNISOURCE ENERGY CORP HOLDINGS CO          3,762
           850               UTILICORP UNITED, INC                     26,350
           433               VECTREN CORP                              11,095
        18,998               VERIZON COMMUNICATIONS                   952,273
           100            *  VIA NET.WORKS, INC                           381

See notes to financial statements                        2000 ANNUAL REPORT   31

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

--------------------------------------------------------------------------------
       SHARES                                                        VALUE
--------------------------------------------------------------------------------
UTILITIES -- (CONTINUED)
           100            *  VIASAT, INC                          $     1,312
           100            *  VIATEL, INC                                  371
           200            *  VIRATA CORP                                2,175
         1,621            *  VOICESTREAM WIRELESS CORP                163,113
           300            *  WEBLINK WIRELESS, INC                      1,031
           100            *  WEST CORP                                  2,812
           100               WESTERN GAS RESOURCES, INC                 3,368
           500               WESTERN RESOURCES, INC                    12,406
           400            *  WESTERN WIRELESS CORP (CLASS A)           15,675
           300               WGL HOLDINGS, INC                          9,131
           300            *  WILLIAMS COMMUNICATIONS GROUP, INC         3,525
         3,100               WILLIAMS COS, INC                        123,848
         1,050            *  WINSTAR COMMUNICATIONS, INC               12,271
           800               WISCONSIN ENERGY CORP                     18,050
        20,203            *  WORLDCOM, INC                            284,104
           100            *  WORLDGATE COMMUNICATIONS, INC                381
           200            *  WORLDPAGES.COM, INC                          537
           200               WPS RESOURCES CORP                         7,362
         2,385               XCEL ENERGY, INC                          69,314
         2,486            *  XO COMMUNICATIONS, INC (CLASS A)          44,288
                                                                  -----------
                             TOTAL UTILITIES                        8,930,900
                                                                  -----------

TOTAL COMMON STOCK
(Cost $90,308,629)                                                 89,049,519
                                                                  -----------

--------------------------------------------------------------------------------
      PRINCIPAL                                                      VALUE
--------------------------------------------------------------------------------
SHORT TERM INVESTMENT -- 0.57%
U.S. GOVERNMENT AND AGENCY
                             FEDERAL HOME LOAN BANK (FHLB)
      $513,000                 5.150%, 01/02/01                   $   512,926
                                                                  -----------

TOTAL SHORT TERM INVESTMENT
(Cost $512,926)                                                       512,926
                                                                  -----------
                                                                   89,562,793
TOTAL PORTFOLIO -- 100.27%
(Cost $90,822,398)

OTHER ASSETS AND LIABILITIES, NET -- (0.27)%                         (241,914)
                                                                  -----------

NET ASSETS -- 100.00%                                             $89,320,879
                                                                  ===========

---------------
* Non-income producing
b In bankruptcy

At December 31, 2000, the aggregate cost of portfolio investments for federal income tax purposes was $91,581,719. Net unrealized depreciation of portfolio investments aggregated $2,018,926 of which $12,318,679 related to appreciated portfolio investments and $14,337,605 related to depreciated portfolio investments.

 32  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

                            STATEMENT OF INVESTMENTS

                               December 31, 2000

--------------------------------------------------------------------------------
                 PRINCIPAL/SHARES                       VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS -- 0.07%
TECHNOLOGY -- 0.07%
                 MAYAN NETWORKS
$ 40,000         5.250%, 11/01/05                    $    40,000
                                                     -----------
                 TOTAL TECHNOLOGY                         40,000
                                                     -----------
                 TOTAL CORPORATE BONDS
                   (Cost $40,000)                         40,000
                                                     -----------
COMMON STOCK -- 99.29%
AEROSPACE AND DEFENSE -- 0.67%
     258         BOEING CO                                17,028
     522      *  ECHOSTAR COMMUNICATIONS CORP
                   (CLASS A)                              11,875
  14,371      *  GENERAL MOTORS CORP (CLASS H)           330,533
     250      *  MOTIENT CORP                              1,000
      67      *  ORBITAL SCIENCES CORP                       276
     550      *  PANAMSAT CORP                            19,078
     200      *  REMEC, INC                                1,925
     100      *  TELEDYNE TECHNOLOGIES, INC                2,362
                                                     -----------
                 TOTAL AEROSPACE AND DEFENSE             384,077
                                                     -----------
BASIC INDUSTRIES -- 0.26%
     324      *  BATTLE MOUNTAIN GOLD CO                     546
     100         CAMBREX CORP                              4,525
     450      *  CELGENE CORP                             14,625
     100         CONSOL ENERGY, INC                        2,793
     207         CROMPTON CORP                             2,173
     195      *  DAL-TILE INTERNATIONAL, INC               2,766
     350      *  DIONEX CORP                              12,075
     300      *  EARTHSHELL CORP                             384
      80         ECOLAB, INC                               3,455
     150         ELCOR CORP                                2,531
      50      *  ENCOMPASS SERVICES CORP                     253
     646      *  FREEPORT-MCMORAN COPPER & GOLD,
                   INC (CLASS B)                           5,531
     150      *  GAYLORD CONTAINER CO                        150
     100         GEORGIA-PACIFIC CORP (TIMBER
                   GROUP)                                  2,993
      89      *  GRACE W.R. & CO                             283
     550      *  INSITUFORM TECHNOLOGIES, INC
                   (CLASS A)                              21,931
     250      *  INTEGRATED ELECTRICAL SERVICES,
                   INC                                     1,484
     100      *  IVEX PACKAGING CORP                       1,093
     100      *  LONE STAR TECHNOLOGIES, INC               3,850
     100         MACDERMID, INC                            1,900
     100      *  MATTSON TECHNOLOGY, INC                   1,031
     344         METRIS COS, INC                           9,051
     100         NEWMONT MINING CORP                       1,706
     200      *  OAK TECHNOLOGY, INC                       1,737
      66      *  OAKLEY, INC                                 891
     100      *  PACKAGING CORP OF AMERICA                 1,612
     100      *  SCICLONE PHARMACEUTICALS, INC               400
     308      *  SEALED AIR CORP                           9,394
     200      *  SHAW GROUP, INC                          10,000
     300         SOLUTIA, INC                              3,600
      98      *  STEEL DYNAMICS, INC                       1,078
     194      *  STILLWATER MINING CO                      7,633
     400      *  TECHNE CORP                              14,425
     100         TREDEGAR CORP                             1,743

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
     100         WD-40 CO                            $     1,943
                                                     -----------
                 TOTAL BASIC INDUSTRIES                  151,585
                                                     -----------
CONSUMER CYCLICAL -- 7.69%
     440      *  ABERCROMBIE & FITCH CO (CLASS A)          8,800
     102      *  ACCLAIM ENTERTAINMENT, INC                   35
     100         ACKERLEY GROUP, INC                         900
     179      *  ACNEILSEN CORP                            6,488
     450      *  AMERICAN EAGLE OUTFITTERS, INC           19,012
     286      *  AMERICREDIT CORP                          7,793
     291      *  APOLLO GROUP, INC (CLASS A)              14,313
     550      *  APPLEBEE'S INTERNATIONAL, INC            17,290
     250      *  ARGOSY GAMING CORP                        4,796
  10,500      *  AT & T - LIBERTY MEDIA GROUP
                   (CLASS A)                             142,406
     450      *  BALLY TOTAL FITNESS HOLDINGS CORP        15,243
     100      *  BE FREE, INC                                218
   1,074      *  BED BATH & BEYOND, INC                   24,030
     163      *  BOYDS COLLECTION LTD                      1,517
     175         CALLAWAY GOLF CO                          3,259
     300      *  CATALINA MARKETING CORP                  11,681
      68      *  CEC ENTERTAINMENT, INC                    2,320
     450      *  CHILDREN'S PLACE RETAIL STORES,
                   INC                                     9,112
     229      *  CHOICE HOTELS INTERNATIONAL, INC          3,134
     350      *  CITADEL COMMUNICATIONS CORP               4,200
      86         CLAIRE'S STORES, INC                      1,542
   5,295      *  CLEAR CHANNEL COMMUNICATIONS, INC       256,476
     220      *  CONSOLIDATED STORES CORP                  2,337
     191      *  COPART, INC                               4,106
     100      *  COX RADIO, INC (CLASS A)                  2,256
     100      *  DIGITAL IMPACT, INC                         234
     100      *  DIRECT FOCUS, INC                         3,356
   6,300         DISNEY (WALT) CO                        182,306
     757         DOLLAR GENERAL CORP                      14,288
     531      *  DOLLAR TREE STORES, INC                  13,009
     750         DONALDSON CO, INC                        20,859
      79         DOW JONES & CO, INC                       4,473
      88      *  EXTENDED STAY AMERICA, INC                1,130
     350         FACTSET RESEARCH SYSTEMS, INC            12,974
     110      *  FAIRFIELD COMMUNITIES, INC                1,546
     462         FAMILY DOLLAR STORES, INC                 9,904
     100      *  FOSSIL, INC                               1,448
     235      *  FOX ENTERTAINMENT GROUP, INC              4,200
     150         G & K SERVICES, INC (CLASS A)             4,218
   2,619         GAP, INC                                 66,784
   2,000      *  GEMSTAR-TV GUIDE INTERNATIONAL,
                   INC                                    92,250
     250      *  GENESCO, INC                              6,109
     282      *  GENTEX CORP                               5,252
     100         GRACO, INC                                4,137
      50      *  GUITAR CENTER, INC                          568
     495      *  HANOVER DIRECT, INC                         185
     308      *  HISPANIC BROADCASTING CORP                7,854
      78      *  HOLLYWOOD ENTERTAINMENT CORP                 82
     100         HOUGHTON MIFFLIN CO                       4,637
     522      *  INFINITY BROADCASTING CORP (CLASS
                   A)                                     14,583
     300      *  INTERNATIONAL GAME TECHNOLOGY CO         14,400
      67         INTERNATIONAL SPEEDWAY CORP (CLASS
                   A)                                      2,546
   5,997         INTERPUBLIC GROUP OF COS, INC           255,247

See notes to financial statements                        2000 ANNUAL REPORT   33

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
CONSUMER CYCLICAL  -- (CONTINUED)
     100      *  INTERTAN, INC                       $     1,162
     410         INTIMATE BRANDS, INC (CLASS A)            6,150
     100      *  INTRANET SOLUTIONS, INC                   5,100
     100      *  ISLE OF CAPRI CASINOS, INC                1,062
     302      *  JACK IN THE BOX, INC                      8,890
     159      *  JONES APPAREL GROUP, INC                  5,117
     100      *  KEY3MEDIA GROUP, INC                      1,218
   1,532      *  KOHL'S CORP                              93,452
     124      *  LAMAR ADVERTISING CO (CLASS A)            4,785
     110         LEE ENTERPRISES, INC                      3,279
     214      *  LIBERTY DIGITAL, INC (CLASS A)            1,083
     200         LIMITED, INC                              3,412
     198      *  LINENS 'N THINGS, INC                     5,469
      63      *  MEN'S WEARHOUSE, INC                      1,716
     100         MEREDITH CORP                             3,218
     100      *  MICHAELS STORES, INC                      2,650
     250      *  MICROS SYSTEMS, INC                       4,562
      66      *  MIDWAY GAMES, INC                           468
      67      *  MSC INDUSTRIAL DIRECT CO (CLASS A)        1,210
     100      *  MYPOINTS.COM, INC                           118
      70      *  NEIMAN MARCUS GROUP, INC (CLASS A)        2,489
     200      *  NETCENTIVES, INC                            762
   3,700         NIKE, INC (CLASS B)                     206,506
   4,411         OMNICOM GROUP, INC                      365,561
      85      *  O'REILLY AUTOMOTIVE, INC                  2,273
      68      *  PACIFIC SUNWEAR CALIFORNIA, INC           1,742
     350      *  PAPA JOHN'S INTERNATIONAL, INC            7,787
     200      *  PINNACLE SYSTEMS, INC                     1,475
     550         POLARIS INDUSTRIES, INC                  21,862
      62      *  PRESSTEK, INC                               651
     345      *  PRIMEDIA, INC                             4,118
     100      *  PRIVATE MEDIA GROUP                         771
     407         READER'S DIGEST ASSOCIATION, INC
                   (CLASS A) (NON-VOTE)                   15,923
      74         REGIS CORP                                1,073
     250      *  RENT-A-CENTER, INC                        8,625
       2         ROSS STORES, INC                             33
     226         RUBY TUESDAY, INC                         3,446
     100      *  SAGA COMMUNICATIONS, INC (CLASS A)        1,487
     100      *  SALTON, INC                               2,068
     100      *  SCP POOL CORP                             3,006
     550      *  SIRIUS SATELLITE RADIO, INC              16,465
     166      *  SIX FLAGS, INC                            2,853
     100      *  SONIC AUTOMOTIVE, INC                       687
     625      *  SONIC CORP                               14,570
     103      *  SOTHEBY'S HOLDINGS, INC (CLASS A)         2,388
     800      *  STARBUCKS CORP                           35,400
     225      *  STATION CASINOS, INC                      3,360
      50      *  STEIN MART, INC                             581
      94         STRIDE RITE CORP                            658
     102      *  SUNGLASS HUT INTERNATIONAL, INC             522
   1,774         SYSCO CORP                               53,220
     704         TARGET CORP                              22,704
      75      *  THE CHEESECAKE FACTORY, INC               2,878
     350      *  THQ, INC                                  8,531
     476         TIFFANY & CO                             15,053

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
     100      *  TIMBERLAND CO                       $     6,687
   8,612         TIME WARNER, INC                        449,890
     670         TJX COS, INC                             18,592
  17,000         TOEI CO LTD                              59,842
     100      *  TOO, INC                                  1,250
     108      *  TOPPS, INC                                  992
     197      *  TRICON GLOBAL RESTAURANTS, INC            6,501
     100      *  UNIVERSAL ELECTRONICS, INC                1,543
     792      *  UNIVISION COMMUNICATIONS, INC            32,422
     240      *  VALASSIS COMMUNICATIONS, INC              7,575
  11,741      *  VIACOM, INC (CLASS B)                   548,890
  18,260         WAL-MART STORES, INC                    970,063
      93         WESTPOINT STEVENS, INC                      696
     217         WILEY (JOHN) & SONS, INC (CLASS A)        4,665
     108      *  WILLIAMS-SONOMA, INC                      2,160
     100      *  WINK COMMUNICATIONS, INC                    600
     100      *  ZALE CORP                                 2,906
     100      *  ZOMAX, INC                                  456
                                                     -----------
                 TOTAL CONSUMER CYCLICAL               4,413,222
                                                     -----------
CONSUMER NON-CYCLICAL -- 5.85%
      34      *  7-ELEVEN, INC                               297
     900      *  AMAZON.COM, INC                          14,006
     544         ANHEUSER-BUSCH COS, INC                  24,752
   5,000         AVON PRODUCTS, INC                      239,375
      61      *  BARNES & NOBLE, INC                       1,616
      50      *  BARNESANDNOBLE.COM, INC                      65
     815      *  BEST BUY CO, INC                         24,093
     186         BLYTH, INC                                4,487
      87      *  BORDERS GROUP, INC                        1,016
      87      *  CADIZ, INC                                  777
     555         CAMPBELL SOUP CO                         19,216
     111         CASEY'S GENERAL STORES, INC               1,658
     222      *  CDW COMPUTER CENTERS, INC                 6,188
     197         CHURCH & DWIGHT CO, INC                   4,383
     573         CIRCUIT CITY STORES, INC (CIRCUIT
                   CITY GROUP)                             6,589
   8,767         COCA COLA CO                            534,239
     394         COCA COLA ENTERPRISES, INC                7,486
   2,248         COLGATE PALMOLIVE CO                    145,108
     350      *  COST PLUS, INC                           10,281
     200      *  COSTCO WHOLESALE CORP                     7,987
     573         CVS CORP                                 34,344
      98      *  DEL MONTE FOODS CO                          710
      95         DELTA & PINE LAND CO                      1,989
     135         DIAL CORP                                 1,485
     100         DREYER'S GRAND ICE CREAM, INC             3,225
     100      *  DUANE READE, INC                          3,056
      94         ETHAN ALLEN INTERIORS, INC                3,149
     600      *  ETOYS, INC                                  112
      69         FASTENAL CO                               3,786
      99      *  FURNITURE BRANDS INTERNATIONAL,
                   INC                                     2,085
     574         GENERAL MILLS, INC                       25,578
   7,865         GILLETTE CO                             284,123
     450      *  HAIN CELESTIAL GROUP, INC                14,625
  11,719         HOME DEPOT, INC                         535,411
     225      *  INSIGHT ENTERPRISES, INC                  4,035
     442         KELLOGG CO                               11,602

 34  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL  -- (CONTINUED)
   1,861      *  KROGER CO                           $    50,363
     417         LAUDER (ESTEE) CO (CLASS A)              18,269
   1,350         LOWE'S COS, INC                          60,075
     296         MILLER (HERMAN), INC                      8,510
      75      *  MUSICLAND STORES CORP                       928
     200      *  NBTY, INC                                   950
     100      *  NETWORK COMMERCE, INC                        75
   7,600         NEWELL RUBBERMAID, INC                  172,900
     125      *  OFFICE DEPOT, INC                           890
     248         PEPSI BOTTLING GROUP, INC                 9,904
     816         PEPSICO, INC                             40,443
     377      *  PETSMART, INC                             1,083
     150      *  PLAYTEX PRODUCTS, INC                     1,443
     276      *  PRICELINE.COM, INC                          362
     252         QUAKER OATS CO                           24,538
   7,780         RADIOSHACK CORP                         333,081
      50      *  REVLON, INC (CLASS A)                       248
   6,187      *  SAFEWAY, INC                            386,687
   1,503         SARA LEE CORP                            36,917
     100      *  SKECHERS USA, INC                         1,550
     150         SLI, INC                                    965
   1,500      *  STAPLES, INC                             17,718
      50      *  TRANS WORLD ENTERTAINMENT CORP              446
      83         TUPPERWARE CORP                           1,696
     100      *  TWEETER HOME ENTERTAINMENT GROUP,
                   INC                                     1,218
     272         UST, INC                                  7,633
     193      *  VALUEVISION INTERNATIONAL, INC            2,436
   4,393         WALGREEN CO                             183,682
      65      *  WHOLE FOODS MARKET, INC                   3,973
      50      *  WILD OATS MARKETS, INC                      212
     100      *  YANKEE CANDLE, INC                        1,106
                                                     -----------
                 TOTAL CONSUMER NON-CYCLICAL           3,353,235
                                                     -----------
ENERGY -- 0.77%
     262         ANADARKO PETROLEUM CORP                  18,622
     301         APACHE CORP                              21,088
   1,050         BAKER HUGHES, INC                        43,640
      71      *  BARNETT RESOURCES CORP                    4,033
     250         BERRY PETROLEUM CO (CLASS A)              3,343
     300      *  BJ SERVICES CO                           20,662
     100         CABOT OIL & GAS CORP (CLASS A)            3,118
     484      *  CHESAPEAKE ENERGY CORP                    4,900
     100      *  CLAYTON WILLIAMS ENERGY, INC              2,700
     200      *  COOPER CAMERON CORP                      13,212
     156         CROSS TIMBERS OIL CO                      4,329
     100      *  DENBURY RESOURCES, INC                    1,100
      44         DEVON ENERGY CORP (NEW)                   2,682
     100      *  EEX CORP                                    487
     195         ENSCO INTERNATIONAL, INC                  6,642
     300         EOG RESOURCES, INC                       16,406
     100      *  EVERGREEN RESOURCES, INC                  3,862
      32      *  FOREST OIL CORP                           1,180
       4      *  GLOBAL INDUSTRIES LTD                        54
     850      *  GLOBAL MARINE, INC                       24,118
     950      *  GREY WOLF, INC                            5,581
   1,071         HALLIBURTON CO                           38,823

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
     220      *  HANOVER COMPRESSOR CO               $     9,803
     100      *  HOUSTON EXPLORATION CO                    3,812
     100      *  HS RESOURCES, INC                         4,237
     400      *  KEY ENERGY SERVICES, INC                  4,175
     100      *  LOUIS DREYFUS NATURAL GAS CORP            4,581
     100      *  MARINE DRILLING COS, INC                  2,675
     100      *  MAVERICK TUBE CORP                        2,262
      66      *  MERIDIAN RESOURCE CORP                      569
     100         MITCHELL ENERGY & DEVELOPMENT CORP
                   (CLASS A)                               6,125
     100         MURPHY OIL CORP                           6,043
     410      *  NABORS INDUSTRIES, INC                   24,251
      71      *  NEWFIELD EXPLORATION CO                   3,368
     437      *  NOBLE DRILLING CORP                      18,982
     100      *  PATTERSON ENERGY, INC                     3,725
     300      *  PENNACO ENERGY, INC                       5,887
     100      *  PLAINS RESOURCES, INC                     2,112
     200         POGO PRODUCING CO                         6,225
     100      *  PURE RESOURCES, INC                       2,025
     485      *  R & B FALCON CORP                        11,124
     200      *  ROWAN COS, INC                            5,400
     450      *  SMITH INTERNATIONAL, INC                 33,553
     200         ST. MARY LAND & EXPLORATION CO            6,662
     100      *  STONE ENERGY CORP                         6,455
     200      *  SUPERIOR ENERGY SERVICES, INC             2,300
     100      *  SWIFT ENERGY CO                           3,762
     100         TIDEWATER, INC                            4,437
     100      *  UNIT CORP                                 1,893
     200      *  UTI ENERGY CORP                           6,575
     100      *  VERITAS DGC, INC                          3,230
     100         VINTAGE PETROLEUM, INC                    2,150
     100      *  WEATHERFORD INTERNATIONAL, INC            4,725
                                                     -----------
                 TOTAL ENERGY                            443,705
                                                     -----------
FINANCIAL SERVICES -- 2.32%
     116         AFLAC, INC                                8,373
     738         AMERICAN EXPRESS CO                      40,543
     259      *  AMERITRADE HOLDINGS CORP (CLASS A)        1,813
      53      *  ANC RENTAL CORP                             185
     431      *  AUTONATION, INC                           2,586
     100      *  BLACKROCK, INC                            4,200
     100         BROWN & BROWN, INC                        3,500
     790         CAPITAL ONE FINANCIAL CORP               51,991
     254      *  CATELLUS DEVELOPMENT CORP                 4,445
     150      *  CCC INFORMATION SERVICES GROUP,
                   INC                                       937
     550         CHARLES E. SMITH RESIDENTIAL
                   REALTY, INC                            25,850
     173      *  CHOICEPOINT, INC                         11,342
   4,633         CITIGROUP, INC                          236,572
     100         COMMERCE BANCORP, INC                     6,837
      90         COUSINS PROPERTIES, INC                   2,514
      90         CRAWFORD & CO (CLASS B)                   1,046
      50      *  CSK AUTO CORP                               193
     100      *  DLJ DIRECT, INC                             375
     800      *  E TRADE GROUP, INC                        5,900
     250         EATON VANCE CORP                          8,062
     361         FEDERATED INVESTORS, INC                 10,514
     750         FIFTH THIRD BANCORP                      44,812

See notes to financial statements                        2000 ANNUAL REPORT   35

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES  -- (CONTINUED)
      88         FIRST FINANCIAL BANCORP             $     1,496
     332         FIRSTAR CORP                              7,719
     100      *  FRONTLINE CAPITAL GROUP, INC              1,329
     100         FULTON FINANCIAL CORP                     2,306
     100         GALLAGHER (ARTHUR J.) & CO                6,362
     302      *  GARTNER GROUP, INC (CLASS A)              2,083
     200         GREATER BAY BANCORP                       8,200
     100         HILB, ROGAL & HAMILTON CO                 3,987
     244         HOOPER HOLMES, INC                        2,698
     100      *  INVESTMENT TECHNOLOGY GROUP, INC          4,175
     100         INVESTORS FINANCIAL SERVICES CORP         8,600
     100      *  ITT EDUCATIONAL SERVICES, INC             2,200
      75      *  JONES LANG LA SALLE                       1,040
   3,300         JP MORGAN CHASE & CO                    149,943
     473      *  KNIGHT TRADING GROUP, INC                 6,592
     100      *  LABRANCHE & CO, INC                       3,056
   2,533         MBNA CORP                                93,562
     150         MERCHANTS NEW YORK BANCORP, INC           3,759
   2,705         METROPOLITAN LIFE INSURANCE CO           94,675
     100         MILLS CORP                                1,656
     150      *  NETBANK, INC                                984
     100      *  NEXTCARD, INC                               800
      61         PACIFIC CAPITAL BANCORP                   1,715
   1,406         PROVIDIAN FINANCIAL CORP                 80,845
      63         S & T BANCORP, INC                        1,362
     200         SAUL CENTERS, INC                         3,725
   5,379         SCHWAB (CHARLES) CORP                   152,629
     200         SEI INVESTMENTS CO                       22,400
     100      *  SILICON VALLEY BANCSHARES                 3,456
      70      *  SOUTHWEST BANCORP OF TEXAS, INC           3,005
     100         STATE STREET CORP                        12,421
      65         STERLING BANCSHARES, INC                  1,283
   1,150         STILWELL FINANCIAL, INC                  45,353
     110         SYNOVUS FINANCIAL CORP                    2,963
      67      *  SYNTROLEUM CORP                           1,139
     155         T ROWE PRICE GROUP, INC                   6,551
     100      *  TD WATERHOUSE GROUP                       1,325
   1,700         TORCHMARK CORP                           65,343
     100         TOWN & COUNTRY TRUST                      1,931
     152         TRUSTCO BANK CORP (NEW YORK)              1,852
     100         U.S.B. HOLDINGS CO, INC                   1,256
       6         UNITED BANKSHARES, INC                      127
     250      *  UNITED RENTALS, INC                       3,359
     138      *  UNITEDGLOBALCOM, INC (CLASS A)            1,880
     195         USA EDUCATION, INC                       13,260
       5         W HOLDING CO, INC                            58
     416         WADDELL & REED FINANCIAL, INC
                   (CLASS A)                              15,652
      75         WASHINGTON REAL ESTATE INVESTMENT
                   TRUST                                   1,771
     500      *  WIT SOUNDVIEW GROUP, INC                  1,796
       4         ZIONS BANCORP                               249
                                                     -----------
                 TOTAL FINANCIAL SERVICES              1,328,518
                                                     -----------
HEALTH CARE -- 21.61%
     695         ABBOTT LABORATORIES CO                   33,664
     300      *  ABGENIX, INC                             17,718

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
     100      *  ABIOMED, INC                        $     2,425
     250      *  ADVANCE PCS                              11,375
     300      *  ADVANCED TISSUE SCIENCES, INC               909
     200      *  AFFYMETRIX, INC                          14,887
     100      *  ALBANY MOLECULAR RESEARCH, INC            6,162
     100      *  ALEXION PHARMACEUTICALS, INC              6,493
     220      *  ALKERMES, INC                             6,902
     637         ALLERGAN, INC                            61,669
     200      *  ALLIANCE PHARMACEUTICAL CORP              1,725
     100      *  ALLSCRIPTS HEALTHCARE SOLUTIONS             934
     550         ALPHARMA, INC (CLASS A)                  24,131
     834      *  ALZA CORP                                35,445
   6,901         AMERICAN HOME PRODUCTS CORP             438,558
     221      *  AMERISOURCE HEALTH CORP (CLASS A)        11,160
  10,900      *  AMGEN, INC                              696,918
     200      *  AMYLIN PHARMACEUTICALS, INC               1,575
     200      *  ANDRX CORP                               11,575
     358      *  APOGENT TECHNOLOGIES, INC                 7,339
   1,015         APPLERA CORP - APPLIED BIOSYSTEMS
                   GROUP                                  95,473
     200      *  APPLERA CORP - CELERA GENOMICS
                   GROUP                                   7,187
     100      *  APRIA HEALTHCARE GROUP, INC               2,975
     100      *  ARADIGM CORP                              1,462
     100      *  ARIAD PHARMACEUTICAL, INC                   475
     100      *  ARTHROCARE CORP                           1,950
     100      *  ATS MEDICAL, INC                          1,418
     100      *  AURORA BIOSCIENCE CORP                    3,143
     200      *  AVANT IMMUNOTHERAPEUTICS, INC             1,375
     100      *  AVIGEN, INC                               2,075
     100      *  AVIRON, INC                               6,681
     100      *  BARR LABORATORIES, INC                    7,293
     100      *  BIOCRYST PHARMACEUTICALS, INC               662
     673      *  BIOGEN, INC                              40,422
     100      *  BIOMARIN PHARMACEUTICAL, INC                968
     223         BIOMET, INC                               8,850
     100      *  BIOSITE DIAGNOSTICS, INC                  4,043
     231      *  BIO-TECHNOLOGY GENERAL CORP               1,631
   1,076      *  BOSTON SCIENTIFIC CORP                   14,727
   8,748         BRISTOL MYERS SQUIBB CO                 646,805
   8,096         CARDINAL HEALTH, INC                    806,564
     100      *  CARDIODYNAMICS INTERNATIONAL CORP           343
     995      *  CAREMARK RX, INC                         13,494
     350      *  CELL PATHWAYS, INC                        1,662
     100      *  CELL THERAPEUTICS, INC                    4,506
     300      *  CELSION CORP                                300
      76      *  CEPHALON, INC                             4,811
      65      *  CERNER CORP                               3,006
     320      *  CHIRON CORP                              14,240
     100      *  CHROMAVISION MEDICAL SYSTEMS, INC           262
     100      *  COHERENT, INC                             3,250
     150      *  COLUMBIA LABORATORIES, INC                  646
     100      *  CONNETICS CORP                              456
     100         COOPER COS, INC                           3,987
     200      *  COR THERAPEUTICS, INC                     7,037
     200      *  CORIXA CORP                               5,575
     100      *  CORVEL CORP                               3,462

 36  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
HEALTH CARE  -- (CONTINUED)
     146      *  COVANCE, INC                        $     1,569
     100      *  CUBIST PHARMACEUTICALS, INC               2,900
     100      *  CURAGEN CORP                              2,731
     100      *  CV THERAPEUTICS, INC                      7,075
     200      *  CYBER-CARE, INC                             425
     250      *  CYBERONICS, INC                           5,812
      50      *  CYGNUS, INC                                 243
     400      *  CYTOGEN CORP                                937
     189      *  CYTYC CORP                               11,824
      75      *  DENDRITE INTERNATIONAL, INC               1,678
     100      *  DIAMETRICS MEDICAL, INC                     593
      87      *  ECLIPSYS CORP                             2,131
      97      *  ELAN CONTINGENT VALUE RIGHT                  75
     235      *  ELAN CORP PLC ADR                        11,000
     100      *  EMISPHERE TECHNOLOGIES, INC               2,500
     100      *  ENTREMED, INC                             1,725
     350      *  ENZO BIOCHEM, INC                         8,706
     191      *  ENZON, INC                               11,853
     350      *  EXPRESS SCRIPTS, INC                     35,787
     201      *  FIRST HEALTH GROUP CORP                   9,359
      61      *  FISHER SCIENTIFIC INTERNATIONAL,
                   INC                                     2,249
     408      *  FOREST LABORATORIES, INC                 54,213
     200      *  GENE LOGIC, INC                           3,675
   2,000      *  GENENTECH, INC                          163,000
     100      *  GENOME THERAPEUTICS CORP                    696
      70      *  GENZYME BIOSURGREY                          608
     107      *  GENZYME CORP (GENERAL DIVISION)           9,623
     100      *  GERON CORP                                1,543
       9      *  GILEAD SCIENCES, INC                        746
   5,400         GLAXOSMITHKLINE PLC ADR                 302,400
   2,851      *  GUIDANT CORP                            153,775
   3,700      *  GUILFORD PHARMACEUTICALS, INC            66,600
     350      *  HAEMONETICS CORP                         10,806
     859      *  HEALTH MANAGEMENT ASSOCIATES, INC
                   (CLASS A) (NEW)                        17,824
     630      *  HUMAN GENOME SCIENCES, INC               43,666
     196      *  ICOS CORP                                10,179
     205      *  IDEC PHARMACEUTICALS CORP                38,860
     291      *  IDEXX LABORATORIES, INC                   6,402
     100      *  ILEX ONCOLOGY, INC                        2,631
     300      *  IMATRON, INC                                412
     342      *  IMCLONE SYSTEMS, INC                     15,048
     100      *  IMMUNE RESPONSE CORP                        262
   1,920      *  IMMUNEX CORP                             78,000
     100      *  IMMUNOGEN, INC                            2,143
     100      *  IMMUNOMEDICS, INC                         2,150
     100      *  IMPATH, INC                               6,650
   1,365         IMS HEALTH, INC                          36,855
     100      *  INAMED CORP                               2,043
     222      *  INCYTE GENOMICS, INC                      5,522
     200      *  INHALE THERAPEUTIC SYSTEMS, INC          10,100
     100      *  INTEGRATED SILICON SOLUTION, INC          1,437
     100      *  INVITROGEN CORP                           8,637
     176      *  ISIS PHARMACEUTICALS, INC                 1,870
     100      *  I-STAT CORP                               2,643
     743      *  IVAX CORP                                28,456

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
     341         JOHNSON & JOHNSON CO                $    35,826
     568      *  KING PHARMACEUTICALS, INC                29,358
     100      *  KV PHARMACEUTICAL CO (CLASS B)            2,425
     100      *  LABORATORY CORP OF AMERICA
                   HOLDINGS                               17,600
     450      *  LIFEPOINT HOSPITALS, INC                 22,556
     112      *  LIGAND PHARMACEUTICALS CO (CLASS
                   A)                                      1,568
   8,973         LILLY (ELI) & CO                        835,049
     450      *  LINCARE HOLDINGS, INC                    25,678
     100      *  MATRIX PHARMACEUTICALS, INC               1,712
     100      *  MAXIM PHARMACEUTICALS, INC                  637
     112         MCKESSON HBOC, INC                        4,019
     400      *  MEDAREX, INC                             16,300
      71      *  MEDICIS PHARMACEUTICAL CORP (CLASS
                   A)                                      4,197
   1,017      *  MEDIMMUNE, INC                           48,498
      31      *  MEDQUIST, INC                               496
  12,315         MEDTRONIC, INC                          743,518
     250         MENTOR CORP                               4,875
  10,805         MERCK & CO, INC                       1,011,618
     100      *  MGI PHARMA, INC                           1,650
     868      *  MILLENNIUM PHARMACEUTICALS, INC          53,707
     212         MILLIPORE CORP                           13,356
     200      *  MINIMED, INC                              8,406
     100      *  MIRAVANT MEDICAL TECHNOLOGIES               928
     100      *  MOLECULAR DEVICES CORP                    6,843
     100         MORRISON MANAGEMENT SPECIALISTS,
                   INC                                     3,491
     171         MYLAN LABORATORIES, INC                   4,307
     100      *  MYRIAD GENETICS, INC                      8,275
     100      *  NABI, INC                                   462
     100      *  NANOGEN, INC                                900
     100      *  NEORX CORP                                  525
     100      *  NEOSE TECHNOLOGIES, INC                   3,300
     100      *  NEUROCRINE BIOSCIENCES, INC               3,312
     100      *  NEUROGEN CORP                             3,512
     100      *  NOVEN PHARMACEUTICALS, INC                3,737
     100      *  NOVOSTE CORP                              2,750
     100      *  NPS PHARMACEUTICALS, INC                  4,800
     102         OMNICARE, INC                             2,205
     100      *  ON ASSIGNMENT, INC                        2,850
      76      *  ORGANOGENESIS, INC                          683
     201      *  ORTHODONTIC CENTERS OF AMERICA,
                   INC                                     6,281
     100      *  OSI PHARMACEUTICALS, INC                  8,012
     402      *  OXFORD HEALTH PLANS, INC                 15,879
      63      *  PAREXEL INTERNATIONAL CORP                  681
     120      *  PATTERSON DENTAL CO                       4,065
      69      *  PER SE TECHNOLOGIES, INC                    240
     200      *  PEREGRINE PHARMACEUTICALS, INC              187
  71,556         PFIZER, INC                           3,291,576
     450      *  PHARMACEUTICAL PRODUCT
                   DEVELOPMENT, INC                       22,359
   5,076         PHARMACIA CORP                          309,636
     100      *  PHARMACOPEIA, INC                         2,181
     100      *  PHARMACYCLICS, INC                        3,425
     100      *  POLYMEDIA CORP                            3,337
     100      *  PRIORITY HEALTHCARE CORP (CLASS B)        4,081

See notes to financial statements                        2000 ANNUAL REPORT   37

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
HEALTH CARE  -- (CONTINUED)
     200      *  PROTEIN DESIGN LABORATORIES, INC    $    17,375
     250      *  PROVINCE HEALTHCARE CO                    9,843
     100      *  QUEST DIAGNOSTICS, INC                   14,200
     185      *  QUINTILES TRANSNATIONAL CORP              3,873
     100      *  REGENERON PHARMACEUTICALS, INC            3,526
     211      *  RENAL CARE GROUP, INC                     5,786
      50      *  RES-CARE, INC                               225
     100      *  RESMED, INC                               3,987
      75      *  RESPIRONICS, INC                          2,137
     100      *  SANGSTAT MEDICAL CORP                     1,187
  14,849         SCHERING-PLOUGH CORP                    842,680
     268      *  SEPRACOR, INC                            21,473
     450      *  SICOR, INC                                6,496
     100      *  STAAR SURGICAL CO                         1,256
     656      *  STRYKER CORP                             33,187
     315      *  SUNRISE TECHNOLOGIES
                   INTERNATIONAL, INC                        561
     250      *  SUPERGEN, INC                             3,468
     119      *  SYBRON DENTAL SPECIALITIES, INC           2,008
     100      *  SYNCOR INTERNATIONAL CORP                 3,637
     100      *  TARGETED GENETICS CORP                      668
   7,000         TENET HEALTHCARE CORP                   311,062
     200      *  TEXAS BIOTECHNOLOGY CORP                  1,718
      60      *  THERAGENICS CORP                            300
     100      *  THORATEC LABORATORIES CORP                1,100
     100      *  TITAN PHARMACEUTICALS, INC                3,537
     350      *  TRANSKARYOTIC THERAPIES, INC             12,753
     250      *  TRIAD HOSPITALS, INC                      8,140
      81      *  TRIANGLE PHARMACEUTICALS, INC               399
     100      *  TRIMERIS, INC                             5,487
     100      *  UNITED THERAPEUTICS CORP                  1,475
     200         UNITEDHEALTH GROUP, INC                  12,275
     100      *  VALENTIS, INC                               712
     100      *  VARIAN MEDICAL SYSTEMS, INC               6,793
     450      *  VARIAN, INC                              15,243
     200         VENTAS, INC                               1,125
     150      *  VENTIV HEALTH, INC                        1,884
     300      *  VERTEX PHARMACEUTICALS, INC              21,450
     350      *  VICAL, INC                                6,475
     341      *  VISX, INC                                 3,559
     100      *  VIVUS, INC                                  215
     610      *  WATERS CORP                              50,935
     221      *  WATSON PHARMACEUTICALS, INC              11,312
     767      *  WEBMD CORP                                6,088
                                                     -----------
                 TOTAL HEALTH CARE                    12,394,906
                                                     -----------
OTHER -- 2.44%
     100      *  ACACIA RESEARCH CORP                      1,781
     100      *  BELL & HOWELL CO                          1,650
     100      *  CAREER EDUCATION CORP                     3,912
     765      *  CENDANT CORP                              7,363
     161      *  CENTURY BUSINESS SERVICES, INC              181
     483         CINTAS CORP                              25,689
     100      *  CORPORATE EXECUTIVE BOARD CO              3,976
     649      *  DEVRY, INC                               24,499
     200      *  DUN & BRADSTREET CORP (NEW)               5,175
     450      *  EDUCATION MANAGEMENT CORP                16,087

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
     100      *  E-LOAN, INC                         $        50
      50      *  FIRST CONSULTING GROUP, INC                 237
      73      *  GETTY IMAGES, INC                         2,336
     650      *  GTECH HOLDINGS CORP                      13,365
     103      *  HA-LO INDUSTRIES, INC                       231
     100         HARLAND (JOHN H.) CO                      1,412
     100      *  HEIDRICK & STRUGGLES
                   INTERNATIONAL, INC                      4,206
   5,159         HONEYWELL INTERNATIONAL, INC            244,085
     100      *  HOTJOBS.COM LTD                           1,143
      50      *  INFOUSA, INC                                168
     100      *  KORN FERRY INTERNATIONAL                  2,125
      89      *  LABOR READY, INC                            294
     100         MATTHEWS INTERNATIONAL CORP (CLASS
                   A)                                      3,156
     101      *  MODIS PROFESSIONAL SERVICES, INC            416
      92      *  NAVIGANT CONSULTING CO                      350
     350      *  PREPAID LEGAL SERVICES, INC               8,925
     100      *  PROSOFTTRAINING.COM                       1,212
     172      *  R.H. DONNELLEY CORP                       4,181
     450      *  RENT WAY, INC                             1,996
   1,046      *  ROBERT HALF INTERNATIONAL, INC           27,719
      50      *  SCHOOL SPECIALTY, INC                     1,003
     350      *  SPHERION CORP                             3,959
     100      *  SYMYX TECHNOLOGIES, INC                   3,600
     100      *  TEJON RANCH CO                            1,924
     100      *  TEJON RANCH CO RTS 01/08/01                   3
     550      *  TELETECH HOLDINGS, INC                   10,106
     500      *  TERREMARK WORLDWIDE, INC                    375
     334      *  TMP WORLDWIDE, INC                       18,370
  13,900         TYCO INTERNATIONAL LTD                  771,450
     100      *  UNIROYAL TECHNOLOGY CORP                    625
     100      *  UNITED STATIONERS, INC                    2,400
   2,200         UNITED TECHNOLOGIES CORP                172,975
     100         VALSPAR CORP                              3,218
     100      *  VENTRO CORP                                 100
     135         VIAD CORP                                 3,105
     112      *  WORLD ACCESS, INC                           269
     100      *  WORLDWIDE XCEED GROUP, INC                   12
                                                     -----------
                 TOTAL OTHER                           1,401,414
                                                     -----------
PRODUCER DURABLES -- 8.02%
      89         ACTUANT CORP                                267
      80         AMETEK, INC                               2,075
     100      *  ASTEC INDUSTRIES, INC                     1,318
     150      *  BLOUNT INTERNATIONAL, INC                 1,153
     100      *  BROOKS AUTOMATION, INC                    2,806
      23      *  CATAYTICA ENERGY SYSTEMS                    396
     186      *  COGNEX CORP                               4,115
     150      *  COINSTAR, INC                             2,287
     295      *  DYCOM INDUSTRIES, INC                    10,601
     100         FRANKLIN ELECTRIC CO, INC                 6,850
  86,979         GENERAL ELECTRIC CO                   4,169,556
   6,952         HARLEY DAVIDSON, INC                    276,341
     100      *  LITTELFUSE, INC                           2,862
     350         MANITOWOC CO, INC                        10,150
     100      *  MECHANICAL TECHNOLOGY, INC                  350
      60      *  NATIONAL INSTRUMENTS CORP                 2,913

 38  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
PRODUCER DURABLES  -- (CONTINUED)
     271      *  NEWPARK RESOURCES, INC              $     2,591
      77         NEWPORT NEWS SHIPBUILDING, INC            4,004
   2,200      *  POWER-ONE, INC                           86,487
     124      *  QUANTA SERVICES, INC                      3,991
      68      *  RAYOVAC CORP                                964
      92      *  REPUBLIC SERVICES, INC (CLASS A)          1,581
      75         ROPER INDUSTRIES, INC                     2,479
     100      *  SUPERCONDUCTOR TECHNOLOGIES, INC            362
      85      *  TETRA TECH, INC                           2,709
     250      *  VALENCE TECHNOLOGY, INC                   2,328
                                                     -----------
                 TOTAL PRODUCER DURABLES               4,601,536
                                                     -----------
TECHNOLOGY -- 46.28%
     100      *  24/7 MEDIA, INC                              53
   1,100      *  3COM CORP                                 9,350
     100      *  3DO CO                                      262
     100      *  ABOUT.COM, INC                            2,693
     100      *  ACCRUE SOFTWARE, INC                        250
     100      *  ACTEL CORP                                2,418
     322      *  ACTUATE CORP                              6,158
     346      *  ACXIOM CORP                              13,472
      84      *  ADAPTEC, INC                                861
     200      *  ADAPTIVE BROADBAND CORP                   1,225
   3,944      *  ADC TELECOMMUNICATIONS, INC              71,485
   1,214         ADOBE SYSTEMS, INC                       70,639
     350      *  ADTRAN, INC                               7,437
     200      *  ADVANCED DIGITAL INFORMATION CORP         4,600
     279      *  ADVANCED FIBRE COMMUNICATIONS, INC        5,039
     900      *  ADVANCED MICRO DEVICES, INC              12,431
     100      *  ADVENT SOFTWARE, INC                      4,006
     274      *  AEROFLEX, INC                             7,898
     100      *  AETHER SYSTEMS, INC                       3,912
      76      *  AFFILIATED COMPUTER SERVICES, INC
                   (CLASS A)                               4,612
     100      *  AGILE SOFTWARE CORP                       4,937
   2,947      *  AGILENT TECHNOLOGIES, INC               161,348
     100      *  AIRGATE PCS, INC                          3,550
     200      *  AKAMAI TECHNOLOGIES, INC                  4,212
     100      *  ALLAIRE CORP                                503
     100      *  ALLIANCE SEMICONDUCTOR CORP               1,131
     200      *  ALPHA INDUSTRIES, INC                     7,400
   1,900      *  ALTERA CORP                              49,993
  14,553      *  AMERICA ONLINE, INC                     506,444
     104      *  AMERICAN MANAGEMENT SYSTEMS, INC          2,060
     672      *  AMERICAN POWER CONVERSION CORP            8,316
     100      *  AMERICAN SUPERCONDUCTOR CORP              2,856
     200      *  AMERICAN TELESOURCE INTERNATIONAL,
                   INC                                        75
     505      *  AMKOR TECHNOLOGY, INC                     7,835
     200      *  AMPHENOL CORP (CLASS A)                   7,837
      67      *  ANADIGICS, INC                            1,097
   6,466      *  ANALOG DEVICES, INC                     330,978
      50         ANALYSTS INTERNATIONAL CORP                 190
     100      *  ANAREN MICROWAVE, INC                     6,718
     450      *  ANDREW CORP                               9,787
      68      *  ANSWERTHINK, INC                            246
      60      *  ANTEC CORP                                  474

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
     100      *  APAC CUSTOMER SERVICES, INC         $       368
      67      *  APERIAN, INC                                 43
     300      *  APPLE COMPUTER, INC                       4,462
   4,144      *  APPLIED MATERIALS, INC                  158,249
   5,000      *  APPLIED MICRO CIRCUITS CORP             375,234
     310      *  ARCH WIRELESS, INC                          193
     100      *  AREMISSOFT CORP                           4,268
   1,900      *  ARIBA, INC                              101,887
     300      *  ART TECHNOLOGY GROUP, INC                 9,168
      83      *  ARTESYN TECHNOLOGIES, INC                 1,317
     100      *  ASK JEEVES, INC                             243
     180      *  ASPECT TELECOMMUNICATIONS CORP            1,448
     350      *  ASPEN TECHNOLOGY, INC                    11,637
     350      *  ASYST TECHNOLOGIES, INC                   4,703
   1,894      *  ATMEL CORP                               22,017
     250      *  ATMI, INC                                 4,875
     450         AUTODESK, INC                            12,121
   2,253         AUTOMATIC DATA PROCESSING, INC          142,643
      72      *  AVANT CORP                                1,318
   1,293      *  AVAYA, INC                               13,334
     172      *  AVOCENT CORP                              4,644
      61      *  AVT CORP                                    303
     100         AVX CORP                                  1,637
     250      *  AWARE, INC                                4,437
     250      *  AXT, INC                                  8,265
     150      *  BARRA, INC                                7,068
   5,086      *  BEA SYSTEMS, INC                        342,351
     100      *  BENCHMARK ELECTRONICS, INC                2,256
      96      *  BILLING CONCEPTS CORP                       192
     183      *  BINDVIEW DEVELOPMENT CORP                 1,721
     236      *  BISYS GROUP, INC                         12,301
     250      *  BLACK BOX CORP                           12,078
     100      *  BLUESTONE SOFTWARE, INC                   1,512
   1,200      *  BMC SOFTWARE, INC                        16,800
     200      *  BOTTOMLINE TECHNOLOGIES, INC              5,137
     167      *  BRIGHTPOINT, INC                            584
     150      *  BRIO TECHNOLOGY, INC                        632
     200      *  BROADBASE SOFTWARE, INC                   1,250
     666      *  BROADCOM CORP (CLASS A)                  55,944
     914      *  BROADVISION, INC                         10,796
   3,000      *  BROCADE COMMUNICATIONS SYSTEMS,
                   INC                                   275,437
     100         C&D TECHNOLOGIES, INC                     4,318
     269      *  CABLETRON SYSTEMS, INC                    4,051
     100      *  CACHEFLOW, INC                            1,706
     325      *  CADENCE DESIGN SYSTEMS, INC               8,937
     100      *  CALIFORNIA AMPLIFIER, INC                   925
     127      *  CAMBRIDGE TECHNOLOGY PARTNERS, INC          333
      61      *  C-COR.NET CORP                              592
       1      *  C-CUBE MICROSYSTEMS, INC (NEW)               12
   7,315      *  CERIDIAN CORP                           145,842
     290      *  CHECKFREE CORP                           12,325
     112      *  CIBER, INC                                  546
   6,382      *  CIENA CORP                              518,537
     200      *  CIRRUS LOGIC, INC                         3,750
  70,049      *  CISCO SYSTEMS, INC                    2,679,374
     800      *  CITRIX SYSTEMS, INC                      18,000

See notes to financial statements                        2000 ANNUAL REPORT   39

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
     100      *  CLARENT CORP                        $     1,131
     300      *  CLARUS CORP                               2,100
   1,200      *  CMGI, INC                                 6,712
     208      *  CNET NETWORKS, INC                        3,328
     100         COHU, INC                                 1,393
     150      *  COM21, INC                                  703
     980      *  COMMERCE ONE, INC                        24,806
     199      *  COMMSCOPE, INC                            3,295
   8,503         COMPAQ COMPUTER CORP                    127,970
     250      *  COMPLETE BUSINESS SOLUTIONS, INC          2,578
   2,335         COMPUTER ASSOCIATES INTERNATIONAL,
                   INC                                    45,532
      77      *  COMPUTER HORIZONS CORP                      187
     350      *  COMPUTER NETWORK TECHNOLOGY CORP         10,084
     531      *  COMPUTER SCIENCES CORP                   31,926
     900      *  COMPUWARE CORP                            5,625
     946      *  COMVERSE TECHNOLOGY, INC                102,759
     100      *  CONCORD CAMERA CORP                       1,650
     100      *  CONCORD COMMUNICATIONS, INC                 875
   1,100      *  CONCORD EFS, INC                         48,331
     329      *  CONCURRENT COMPUTER CORP                  1,768
   1,100      *  CONEXANT SYSTEMS, INC                    16,912
     200      *  COPPER MOUNTAIN NETWORKS, INC             1,181
      61      *  CORECOMM LTD                                302
   8,035         CORNING, INC                            424,348
     100      *  CORSAIR COMMUNICATIONS, INC                 712
     200      *  CREDENCE SYSTEMS CORP                     4,600
     324      *  CREE, INC                                11,512
     250      *  CRITICAL PATH, INC                        7,687
     319      *  CSG SYSTEMS INTERNATIONAL, INC           14,973
     100      *  CTC COMMUNICATIONS GROUP, INC               462
      68         CTS CORP                                  2,477
     100      *  CYBERSOURCE CORP                            237
     100      *  CYLINK CORP                                 215
      70      *  CYMER, INC                                1,801
     452      *  CYPRESS SEMICONDUCTOR CORP                8,898
     246         DALLAS SEMICONDUCTOR CORP                 6,303
     150      *  DATASTREAM SYSTEMS, INC                   1,462
     100      *  DAVOX CORP                                  975
  24,700      *  DELL COMPUTER CORP                      430,706
     100      *  DIAMONDCLUSTER INTERNATIONAL, INC         3,050
     100      *  DIGEX, INC                                2,250
     100      *  DIGITAL INSIGHT CO                        1,806
     400      *  DIGITAL ISLAND, INC                       1,625
     269      *  DMC STRATEX NETWORKS, INC                 4,035
     200      *  DOCUMENTUM, INC                           9,937
     516      *  DOUBLECLICK, INC                          5,676
      63      *  DSP GROUP, INC                            1,325
     100      *  DST SYSTEMS, INC                          6,700
     400      *  E.PIPHANY, INC                           21,575
     648      *  EBAY, INC                                21,384
     250      *  ECHELON CORP                              4,015
     100      *  EGAIN COMMUNICATIONS CORP                   309
     100      *  ELANTEC SEMICONDUCTOR, INC                2,775
     450      *  ELECTRO SCIENTIFIC INDUSTRIES, INC       12,600
     100      *  ELECTROGLAS, INC                          1,531

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
     514      *  ELECTRONIC ARTS, INC                $    21,909
   1,053         ELECTRONIC DATA SYSTEMS CORP             60,810
     122      *  ELECTRONICS FOR IMAGING, INC              1,700
     199      *  ELOYALTY CORP                             1,287
     100      *  EMAGIN CORP                                 212
  29,956      *  EMC CORP                              1,992,074
     100      *  EMCORE CORP                               4,700
     362      *  EMULEX CORP                              28,937
     100      *  ENGAGE, INC                                  75
     450      *  ENTRUST TECHNOLOGIES, INC                 5,850
     100      *  EPICEDGE, INC                                37
       1      *  EPICOR SOFTWARE CORP                          0
     651         EQUIFAX, INC                             18,675
  10,600         ERICSSON TELEFON (LM) SERIES B ADR      118,587
     100      *  ESS TECHNOLOGY, INC                         512
     200      *  EXAR CORP                                 6,196
     100      *  EXCELON CORP                                150
     100      *  EXCHANGE APPLICATIONS, INC                  121
     543      *  EXCITE AT HOME                            3,003
   4,800      *  EXODUS COMMUNICATIONS, INC               96,000
     100      *  EXTENDED SYSTEMS, INC                     1,168
     200      *  EXTREME NETWORKS, INC                     7,825
     100      *  F.Y.I., INC                               3,687
     100      *  F5 NETWORKS, INC                            950
     100         FAIR ISSAC & CO, INC                      5,100
     300      *  FAIRCHILD SEMICONDUCTOR
                   INTERNATIONAL, INC                      4,331
     100      *  FEI CO                                    2,275
     100      *  FIBERNET TELECOM GROUP, INC                 550
      76      *  FILENET CORP                              2,071
     500      *  FINISAR CORP                             14,500
     405      *  FISERV, INC                              19,212
     100      *  FOCAL COMMUNICATIONS CORP                   700
   2,600      *  FOUNDRY NETWORKS, INC                    39,000
     100      *  FSI INTERNATIONAL, INC                      837
     200      *  FUTURELINK CORP                             131
     873      *  GATEWAY, INC                             15,705
     175      *  GENERAL SEMICONDUCTOR, INC                1,093
     100      *  GENZYME TRANSGENICS CORP                  1,431
     200      *  GLOBESPAN, INC                            5,500
     350      *  GLOBIX CORP                                 962
     100      *  GOAMERICA, INC                              537
     100      *  GOTO.COM, INC                               731
     220      *  HARMONIC, INC                             1,251
     250         HELIX TECHNOLOGY CORP                     5,917
   3,294         HEWLETT-PACKARD CO                      103,966
      61      *  HNC SOFTWARE, INC                         1,810
     200      *  HOMESTORE.COM, INC                        4,025
     100         HON INDUSTRIES, INC                       2,550
     150      *  HUTCHINSON TECHNOLOGY, INC                2,062
      80      *  HYPERION SOLUTIONS CORP                   1,235
   3,242      *  I2 TECHNOLOGIES, INC                    176,282
     150      *  IDENTIX, INC                              1,177
      87      *  IGATE CAPITAL CORP                          250
     100      *  ILLUMINET HOLDINGS, INC                   2,293
     100      *  IMMERSION CORP                              751
      50      *  IMRGLOBAL CORP                              268

 40  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
     200      *  INFOCUS CORP                        $     2,950
     200      *  INFONET SERVICES CORP                     1,000
     200      *  INFORMATICA CORP                          7,912
   1,273      *  INFOSPACE.COM, INC                       11,258
      73      *  INGRAM MICRO, INC (CLASS A)                 821
     377      *  INKTOMI CORP                              6,738
     500      *  INTEGRATED DEVICE TECHNOLOGY, INC        16,562
  71,400         INTEL CORP                            2,146,463
     100      *  INTELIDATA TECHNOLOGIES CORP                259
     221      *  INTERDIGITAL COMMUNICATIONS CORP          1,194
     200      *  INTERLIANT, INC                             637
     400      *  INTERNAP NETWORK SERVICES CORP            2,900
  13,681         INTERNATIONAL BUSINESS MACHINES
                   CORP                                1,162,885
     250      *  INTERNATIONAL FIBERCOM, INC               1,234
     550      *  INTERNATIONAL RECTIFIER CORP             16,500
     200      *  INTERNET PICTURES CORP                      193
      63      *  INTERNET SECURITY SYSTEMS, INC            4,941
     100      *  INTERSIL HOLDINGS CORP                    2,293
     300      *  INTERTRUST TECHNOLOGIES CORP              1,012
      80      *  INTERVOICE-BRITE, INC                       580
     100      *  INTERWORLD CORP                              50
     200      *  INTERWOVEN, INC                          13,187
     100      *  INTRAWARE, INC                              146
     100      *  INTRUSION.COM, INC                          475
     621      *  INTUIT, INC                              24,490
   1,070      *  IOMEGA CORP                               3,605
      82         IRON MOUNTAIN, INC                        3,044
     200      *  IXL ENTERPRISES, INC                        200
     175      *  J.D. EDWARDS & CO                         3,117
     748      *  JABIL CIRCUIT, INC                       18,980
     100         JACK HENRY & ASSOCIATES, INC              6,212
   7,379      *  JDS UNIPHASE CORP                       307,612
   2,800      *  JUNIPER NETWORKS, INC                   352,975
     100      *  JUNO ONLINE SERVICES, INC                    65
     100      *  JUPITER MEDIA METRIX, INC                   931
     400      *  KANA COMMUNICATIONS, INC                  4,600
     240      *  KEANE, INC                                2,340
     300      *  KEMET CORP                                4,537
     100      *  KENT ELECTRONICS CORP                     1,650
     100      *  KEYNOTE SYSTEMS, INC                      1,418
      24      *  KFORCE.COM, INC                              73
     786      *  KLA-TENCOR CORP                          26,478
     448      *  KOPIN CORP                                4,956
     200      *  KULICKE & SOFFA INDUSTRIES, INC           2,250
     619      *  LAM RESEARCH CORP                         8,975
     100      *  LANTE CORP                                  156
     426      *  LATTICE SEMICONDUCTOR CORP                7,827
     387      *  LEGATO SYSTEMS, INC                       2,878
     617      *  LEXMARK INTERNATIONAL, INC               27,340
     200      *  LIBERATE TECHNOLOGIES                     2,725
     100      *  LIGHTBRIDGE, INC                          1,312
     100      *  LIGHTPATH TECHNOLOGIES, INC               1,387
   1,460         LINEAR TECHNOLOGY CO                     67,525
     200      *  LOOKSMART LTD                               487
   8,180      *  LSI LOGIC CORP                          139,796

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
     206      *  LTX CORP                            $     2,668
  36,918         LUCENT TECHNOLOGIES, INC                498,393
     306      *  MACROMEDIA, INC                          18,589
     200      *  MACROVISION CORP                         14,803
     100      *  MAIL.COM, INC                                71
      96      *  MAIL-WELL, INC                              414
     200      *  MANUGISTICS GROUP, INC                   11,400
     100      *  MAPINFO CORP                              4,725
     475      *  MARCHFIRST, INC                             712
     100      *  MARIMBA, INC                                450
     125      *  MASTEC, INC                               2,500
   1,400      *  MAXIM INTEGRATED PRODUCTS, INC           66,937
     369      *  MAXTOR CORP                               2,064
     100      *  MEDIAPLEX, INC                               81
     100      *  MEMC ELECTRONIC MATERIALS, INC              968
     262      *  MENTOR GRAPHICS CORP                      7,188
     100      *  MERCATOR SOFTWARE, INC                      537
     250      *  MERCURY COMPUTER SYSTEMS, INC            11,609
     391      *  MERCURY INTERACTIVE CORP                 35,287
      62         METHODE ELECTRONICS, INC (CLASS A)        1,422
     100      *  METRICOM, INC                             1,006
     200      *  METROCALL, INC                               93
     196      *  METTLER-TOLEDO INTERNATIONAL, INC        10,657
     342      *  MICREL, INC                              11,521
     535      *  MICROCHIP TECHNOLOGY, INC                11,736
     500      *  MICROMUSE, INC                           30,179
      75      *  MICRON ELECTRONICS, INC                     292
   6,172      *  MICRON TECHNOLOGY, INC                  219,106
  42,600      *  MICROSOFT CORP                        1,847,775
      92      *  MICROSTRATEGY, INC                          874
     200      *  MIPS TECHNOLOGIES, INC                    5,337
     490         MOLEX, INC                               17,395
   4,765         MOTOROLA, INC                            96,491
     225      *  MPOWER COMMUNICATIONS CORP                1,153
     300      *  MRV COMMUNICATIONS, INC                   4,012
      76      *  MTI TECHNOLOGY CORP                         299
     100      *  MULTEX.COM, INC                           1,325
      73         NATIONAL DATA CORP                        2,673
     100      *  NATIONAL INFORMATION CONSORTIUM,
                   INC                                       153
     800      *  NATIONAL SEMICONDUCTOR CORP              16,100
     200      *  NATURAL MICROSYSTEMS CORP                 1,975
     100      *  NAVISITE, INC                               234
     250      *  NETEGRITY, INC                           13,593
     100      *  NETIQ CORP                                8,737
     100      *  NETOBJECTS, INC                              46
     100      *  NETOPIA, INC                                431
     200      *  NETRO CORP                                1,387
     100      *  NETWORK ACCESS SOLUTIONS CORP                62
   3,154      *  NETWORK APPLIANCE, INC                  202,447
     489      *  NETWORK ASSOCIATES, INC                   2,047
     100      *  NETWORK PERIPHERALS, INC                    643
     200      *  NETZERO, INC                                175
      60      *  NEW ERA OF NETWORKS, INC                    352
     100         NEWPORT CORP                              7,860
     100      *  NEXT LEVEL COMMUNICATIONS, INC            1,137
   3,300         NOKIA OYJ ADR                           143,550

See notes to financial statements                        2000 ANNUAL REPORT   41

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
     183         NORTEL NETWORKS CORP (U.S.)         $     5,867
     208      *  NOVA CORP (GEORGIA)                       4,147
     500      *  NOVELL, INC                               2,609
   7,772      *  NOVELLUS SYSTEMS, INC                   279,306
     100         NTELOS, INC                               1,762
     200      *  NVIDIA CORP                               6,553
     100      *  NX NETWORKS, INC                             62
     100      *  NYFIX, INC                                2,418
     100      *  OBJECTIVE SYSTEMS INTEGRATORS, INC        1,762
   4,578      *  ON SEMICONDUCTOR CORP                    24,034
     100      *  ONYX SOFTWARE CORP                        1,100
     184      *  OPEN MARKET, INC                            201
     261      *  OPENWAVE SYSTEMS, INC                    12,511
  58,100      *  ORACLE CORP                           1,688,531
     100      *  PACKETEER, INC                            1,237
     100      *  PAC-WEST TELECOMM, INC                      343
   2,834      *  PALM, INC                                80,237
     100      *  PARADYNE NETWORKS, INC                      181
     900      *  PARAMETRIC TECHNOLOGY CORP               12,093
      74      *  PAXSON COMMUNICATIONS CORP                  883
   1,600         PAYCHEX, INC                             77,800
     313      *  P-COM, INC                                  958
     700      *  PEOPLESOFT, INC                          26,031
     700      *  PEREGRINE SYSTEMS, INC                   13,825
     100      *  PERICOM SEMICONDUCTOR CORP                1,850
     328      *  PEROT SYSTEMS CORP (CLASS A)              3,013
     100      *  PERSISTENCE SOFTWARE, INC                   443
     100      *  PHOENIX TECHNOLOGIES LTD                  1,348
     350      *  PHOTRONICS, INC                           8,203
     200      *  PLANTRONICS, INC                          9,400
     200      *  PLEXUS CORP                               6,078
     100      *  PLX TECHNOLOGY, INC                         831
   2,038      *  PMC-SIERRA, INC                         160,237
     300      *  POLYCOM, INC                              9,656
     400      *  PORTAL SOFTWARE, INC                      3,137
     150      *  POWER INTEGRATIONS, INC                   1,725
      62      *  POWERTEL, INC                             3,840
     200      *  POWERWAVE TECHNOLOGIES, INC              11,700
     250      *  PRI AUTOMATION, INC                       4,687
     100      *  PROBUSINESS SERVICES, INC                 2,656
     100      *  PRODIGY COMMUNICATIONS CORP (CLASS
                   A)                                        150
     189      *  PROFIT RECOVERY GROUP
                   INTERNATIONAL, INC                      1,204
      77      *  PROGRESS SOFTWARE CORP                    1,111
     100      *  PROXICOM, INC                               412
     100      *  PROXIM, INC                               4,300
     100      *  PUMA TECHNOLOGY, INC                        415
     100      *  PURCHASEPRO.COM, INC                      1,750
     417      *  QLOGIC CORP                              32,109
   8,500      *  QUALCOMM, INC                           698,593
     326      *  QUANTUM CORP-HARD DISK DRIVE GROUP        2,608
     100      *  QUEST SOFTWARE, INC                       2,806
     100      *  QUICKLOGIC CORP                             693
     100      *  QUINTUS CORP                                296
     100      *  RADIANT SYSTEMS, INC                      2,050

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
     100      *  RADISYS CORP                        $     2,587
     200      *  RAINBOW TECHNOLOGIES, INC                 3,162
     400      *  RAMBUS, INC                              14,450
      76      *  RARE MEDIUM GROUP, INC                      144
     940      *  RATIONAL SOFTWARE CORP                   36,601
     260      *  REALNETWORKS, INC                         2,258
     300      *  RED HAT, INC                              1,875
     900      *  REDBACK NETWORKS, INC                    36,900
      63      *  REMEDY CORP                               1,043
     100      *  RESEARCH FRONTIERS, INC                   1,750
     700      *  RESEARCH IN MOTION LTD                   56,000
     175      *  RETEK, INC                                4,265
     656      *  RF MICRO DEVICES, INC                    17,999
     100      *  ROBOTIC VISION SYSTEMS, INC                 275
     100      *  ROGERS CORP                               4,106
      90      *  RSA SECURITY, INC                         4,758
     100      *  RURAL CELLULAR CORP                       2,962
      93      *  S1 CORP                                     488
      71      *  SAGA SYSTEMS, INC                           812
     100      *  SAGENT TECHNOLOGY, INC                      137
     100      *  SANCHEZ COMPUTER ASSOCIATES, INC            825
     222      *  SANDISK CORP                              6,160
   4,016      *  SANMINA CORP                            307,726
     332      *  SAPIENT CORP                              3,963
     100      *  SATCON TECHNOLOGY CO                        987
      61      *  SAWTEK, INC                               2,817
     596      *  SCI SYSTEMS, INC                         15,719
     100      *  SCIENT CORP                                 325
     948         SCIENTIFIC-ATLANTA, INC                  30,869
     100      *  SCM MICROSYSTEMS, INC                     3,300
     800      *  SDL, INC                                118,550
     100      *  SEACHANGE INTERNATIONAL, INC              2,031
     200      *  SECURE COMPUTING CORP                     1,975
     100      *  SEMITOOL, INC                               968
     258      *  SEMTECH CORP                              5,692
     100      *  SENSORMATIC ELECTRONICS CORP              2,006
     100      *  SERENA SOFTWARE, INC                      3,423
   5,080      *  SIEBEL SYSTEMS, INC                     343,535
     200      *  SILICON IMAGE, INC                        1,087
     400      *  SILICON STORAGE TECHNOLOGY, INC           4,725
     350      *  SIPEX CORP                                8,378
      85      *  SITEL CORP                                  244
  11,382      *  SOLECTRON CORP                          385,849
     100      *  SOMERA COMMUNICATIONS, INC                  868
     400      *  SONICBLUE, INC                            1,650
     100      *  SONICWALL, INC                            1,625
     100      *  SPECTRALINK CORP                          1,443
     100      *  SPEEDFAM-IPEC, INC                          606
     700      *  STARBASE CORP                             1,640
     100      *  STARMEDIA NETWORK, INC                      189
  32,600      *  SUN MICROSYSTEMS, INC                   908,725
     176      *  SUNGARD DATA SYSTEMS, INC                 8,294
      61      *  SVI HOLDINGS, INC                            61
     900      *  SYCAMORE NETWORKS, INC                   33,525
     250      *  SYKES ENTERPRISES, INC                    1,109
     395      *  SYMANTEC CORP                            13,183
     680         SYMBOL TECHNOLOGIES, INC                 24,480

 42  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
     100      *  SYMMETRICOM, INC                    $       975
     145      *  SYNOPSYS, INC                             6,878
      80      *  SYSTEMS & COMPUTER TECHNOLOGY CORP          985
     450      *  TECH DATA CORP                           12,171
     100         TECHNITROL, INC                           4,112
     107      *  TECHNOLOGY SOLUTIONS CO                     227
     168      *  TEKELEC                                   5,040
     100      *  TELCOM SEMICONDUCTOR, INC                 1,137
   6,300      *  TELLABS, INC                            355,950
     100      *  TENFOLD CORP                                150
     768      *  TERADYNE, INC                            28,608
     200      *  TERAYON COMMUNICATION SYSTEMS, INC          812
  17,490         TEXAS INSTRUMENTS, INC                  828,588
     100      *  THREE-FIVE SYSTEMS, INC                   1,800
     600      *  TIBCO SOFTWARE, INC                      28,762
     225      *  TITAN CORP                                3,656
     100      *  TIVO, INC                                   537
      93         TOTAL SYSTEM SERVICES, INC                2,080
      81      *  TRANSACTION SYSTEMS ARCHITECTS,
                   INC                                       936
     392      *  TRANSWITCH CORP                          15,337
     100      *  TRICORD SYSTEMS, INC                        831
     350      *  TRIMBLE NAVIGATION LTD                    8,400
     448      *  TRIQUINT SEMICONDUCTOR, INC              19,572
     100      *  TUT SYSTEMS, INC                            825
     670      *  UNISYS CORP                               9,798
     100      *  UNIVERSAL DISPLAY CO                        718
     100      *  US INTERACTIVE, INC                          28
     200      *  USINTERNETWORKING, INC                    1,000
     350      *  VARIAN SEMICONDUCTOR EQUIPMENT
                   ASSOCIATES, INC                         8,312
     100      *  VEECO INSTRUMENTS, INC                    4,012
   2,298      *  VERISIGN, INC                           170,482
   6,307      *  VERITAS SOFTWARE CORP                   551,862
      77      *  VERITY, INC                               1,852
     100      *  VERTEL CORP                                 234
     100      *  VERTEX INTERACTIVE, INC                     625
     376      *  VERTICALNET, INC                          2,502
     100      *  VIALINK CO                                  281
     200      *  VIANT CORP                                  793
     200      *  VIASYSTEMS GROUP, INC                     1,662
     350      *  VICOR CORP                               10,631
     100      *  VIEWPOINT CORP                              543
     980      *  VIGNETTE CORP                            17,640
     100      *  VISHAY INTERTECHNOLOGY, INC               1,512
      62      *  VISUAL NETWORKS, INC                        201
     891      *  VITESSE SEMICONDUCTOR CORP               49,283
     300      *  VITRIA TECHNOLOGY, INC                    2,325
     426      *  WALT DISNEY INTERNET GROUP                1,837
     167      *  WAVE SYSTEMS CORP (CLASS A)                 751
      52      *  WEBMETHODS, INC                           4,624
     100      *  WEBTRENDS CORP                            2,893
     800      *  WEBVAN GROUP, INC                           375
     100      *  WESCO INTERNATIONAL, INC                    725
     250      *  WESTELL TECHNOLOGIES, INC (CLASS
                   A)                                        765
     159      *  WESTERN DIGITAL CORP                        387

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
     331      *  WIND RIVER SYSTEMS, INC             $    11,295
     100      *  WIRELESS FACILITIES, INC                  3,625
   4,700      *  XILINX, INC                             216,787
      66      *  XIRCOM, INC                               1,023
     100      *  XPEDIOR, INC                                 28
     100      *  XYBERNAUT CORP                              168
   2,200      *  YAHOO, INC                               66,137
      61      *  ZEBRA TECHNOLOGIES CORP (CLASS A)         2,488
     100      *  ZIXIT CORP                                  875
     100      *  ZORAN CORP                                1,550
                                                     -----------
                 TOTAL TECHNOLOGY                     26,552,662
                                                     -----------
TRANSPORTATION -- 0.12%
     114      *  AIRTRAN HOLDINGS, INC                       826
     100      *  ATLANTIC COAST AIRLINES HOLDINGS,
                   INC                                     4,087
     100      *  ATLAS AIR, INC                            3,262
     180         C.H. ROBINSON WORLDWIDE, INC              5,658
     100      *  EGL, INC                                  2,393
     220         EXPEDITORS INTERNATIONAL OF
                   WASHINGTON, INC                        11,811
     100      *  FORWARD AIR CORP                          3,731
     100      *  FRONTIER AIRLINES, INC                    3,093
     137      *  KANSAS CITY SOUTHERN INDUSTRIES,
                   INC                                     1,387
     100      *  NORTHWEST AIRLINES CORP (CLASS A)         3,012
     700         SKYWEST, INC                             20,125
      93      *  SWIFT TRANSPORTATION CO, INC              1,842
     100      *  U.S. AIRWAYS GROUP, INC                   4,056
                                                     -----------
                 TOTAL TRANSPORTATION                     65,283
                                                     -----------
UTILITIES -- 3.26%
      90      *  ACTV, INC                                   382
     100      *  ADELPHIA BUSINESS SOLUTIONS, INC            425
     160      *  ADVANCED RADIO TELECOM CORP                 165
   1,416      *  AES CORP                                 78,411
     542      *  ALLEGIANCE TELECOM, INC                  12,067
     177         ALLTEL CORP                              11,051
   5,038      *  AMERICAN TOWER CORP (CLASS A)           190,814
     900      *  AT & T WIRELESS GROUP                    15,581
     205      *  CABLEVISION SYSTEMS CORP (CLASS A)       17,412
   4,244      *  CALPINE CORP                            191,245
     265      *  COX COMMUNICATIONS, INC (CLASS A)        12,339
     100         CT COMMUNICATIONS, INC                    1,406
     100      *  DITECH COMMUNICATIONS CORP                1,606
     400      *  DSL.NET, INC                                212
     900         DYNEGY, INC                              50,456
     127      *  E.SPIRE COMMUNICATIONS, INC                  63
     193      *  EARTHLINK, INC                              971
     100      *  EFFICIENT NETWORKS, INC                   1,425
     100      *  ELECTRIC LIGHTWAVE, INC (CLASS A)           331
   3,426         ENRON CORP                              285,142
   1,547         GLOBAL TELESYSTEMS, INC                   1,256
     218     b*  ICG COMMUNICATIONS, INC                      28
     450      *  IDT CORP                                  9,168
     100      *  INSIGHT COMMUNICATIONS CO, INC            2,350
     220      *  INTERMEDIA COMMUNICATIONS, INC            1,581
     250         INTER-TEL, INC                            1,921
     220      *  ITC DELTACOM, INC                         1,185
      81      *  L-3 COMMUNICATIONS HOLDINGS, INC          6,237

See notes to financial statements                        2000 ANNUAL REPORT   43

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
UTILITIES  -- (CONTINUED)
     350      *  LEAP WIRELESS INTERNATIONAL, INC    $     8,750
   1,000      *  LEVEL 3 COMMUNICATIONS, INC              32,812
   1,944      *  MCLEODUSA, INC (CLASS A)                 27,459
   1,536      *  METROMEDIA FIBER NETWORK, INC
                   (CLASS A)                              15,552
     100      *  NETWORK PLUS CORP                           250
   5,900      *  NEXTEL COMMUNICATIONS, INC (CLASS
                   A)                                    146,025
     100      *  NORTHPOINT COMMUNICATIONS GROUP,
                   INC                                        34
     308      *  PRICE COMMUNICATIONS CORP                 5,178
      71      *  PRIMUS TELECOMMUNICATIONS GROUP,
                   INC                                       164
     902      *  PSINET, INC                                 648
   2,391      *  QWEST COMMUNICATIONS
                   INTERNATIONAL, INC                     98,031
       2      *  RCN CORP                                     12
     338      *  RHYTHMS NETCONNECTIONS, INC                 380
     100      *  SBA COMMUNICATIONS CORP                   4,106
   2,500         SBC COMMUNICATIONS, INC                 119,375
   8,976      *  SPRINT CORP (PCS GROUP)                 183,447
     392      *  TALK.COM, INC                               563
     100      *  TELIGENT, INC                               193
     200      *  TIME WARNER TELECOM, INC                 12,687
     200      *  TRITON PCS HOLDINGS, INC (CLASS A)        6,787
     488      *  TYCOM LTD                                10,919
     100      *  VIASAT, INC                               1,312
     100      *  VIRATA CORP                               1,087
   1,110      *  VOICESTREAM WIRELESS CORP               111,693
     183      *  WEBLINK WIRELESS, INC                       629
     313      *  WESTERN WIRELESS CORP (CLASS A)          12,265
     100      *  WILLIAMS COMMUNICATIONS GROUP, INC        1,175
     573      *  WINSTAR COMMUNICATIONS, INC               6,696
  10,400      *  WORLDCOM, INC                           146,250
     100      *  WORLDGATE COMMUNICATIONS, INC               381
   1,091      *  XO COMMUNICATIONS, INC                   19,433
                                                     -----------
                 TOTAL UTILITIES                       1,869,523
                                                     -----------

--------------------------------------------------------------------------------
                     PRINCIPAL                          VALUE
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
(Cost $72,593,088)                                   $56,959,666
                                                     -----------
SHORT TERM INVESTMENT -- 0.76%
U.S. GOVERNMENT AND AGENCY -- 0.76%
                 FEDERAL HOME LOAN BANK (FHLB)
$437,000           5.150%, 01/02/01                      436,937
                                                     -----------
TOTAL SHORT TERM INVESTMENT
(Cost $436,937)                                          436,937
                                                     -----------
TOTAL PORTFOLIO -- 100.12%
(Cost $73,070,025)                                    57,436,603
 OTHER ASSETS & LIABILITIES, NET -- (0.12)%              (67,673)
                                                     -----------
NET ASSETS -- 100.00%                                $57,368,930
                                                     ===========

---------------
* Non-income producing
b In bankruptcy

At December 31, 2000, the aggregate cost of portfolio investments for federal income tax purposes was $74,255,736. Net unrealized depreciation of portfolio investments aggregated $16,819,133 of which $4,432,722 related to appreciated portfolio investments and $21,251,855 related to depreciated portfolio investments.

 44  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                        GROWTH & INCOME FUND

                            STATEMENT OF INVESTMENTS

                               December 31, 2000

--------------------------------------------------------------------------------
                  PRINCIPAL/SHARES                       VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS -- 0.08%
TECHNOLOGY -- 0.08%
$ 50,000        MAYAN NETWORKS 5.250%, 11/01/05       $    50,000
                                                      -----------
                TOTAL TECHNOLOGY                           50,000
                                                      -----------
                TOTAL CORPORATE BONDS
                  (Cost $50,000)                           50,000
                                                      -----------
COMMON STOCK -- 99.16%
AEROSPACE AND DEFENSE -- 0.81%
   2,588        BOEING CO                                 170,808
   1,741        GENERAL DYNAMICS CORP                     135,798
   3,724     *  GENERAL MOTORS CORP (CLASS H)              85,652
   1,231        LOCKHEED MARTIN CORP                       41,792
     164        NORTHROP GRUMMAN CORP                      13,612
     112        PERKINELMER, INC                           11,760
     886        RAYTHEON CO (CLASS B)                      27,521
                                                      -----------
                TOTAL AEROSPACE AND DEFENSE               486,943
                                                      -----------
BASIC INDUSTRIES -- 4.02%
     632        AIR PRODUCTS & CHEMICALS, INC              25,912
     517        ALCAN ALUMINIUM CO LTD (U.S.)              17,674
   2,516        ALCOA, INC                                 84,286
     219        ALLEGHENY TECHNOLOGIES, INC                 3,476
     100        BALL CORP                                   4,606
   1,135        BARRICK GOLD CORP (U.S.)                   18,591
     122        BEMIS CO                                    4,094
     315     *  BETHLEHEM STEEL CORP                          551
     198        BLACK & DECKER CORP                         7,771
     128        BOISE CASCADE CORP                          4,304
     124        CENTEX CORP                                 4,657
   5,421        CONSOL ENERGY, INC                        151,449
     317        CROWN CORK & SEAL CO, INC                   2,357
   6,094        DOW CHEMICAL CO                           223,192
   7,500        DU PONT (E.I.) DE NEMOURS & CO            362,343
     282        EASTMAN CHEMICAL CO                        13,747
     306        ECOLAB, INC                                13,215
     296        ENGELHARD CORP                              6,031
     173        FLUOR CORP (NEW)                            5,719
      69     *  FMC CORP                                    4,946
     391     *  FREEPORT-MCMORAN COPPER & GOLD, INC
                  (CLASS B)                                 3,347
     619        GEORGIA-PACIFIC CORP (PACKING GROUP)       19,266
     254        GOODRICH (B.F.) CO                          9,239
     167     *  GRACE W.R. & CO                               532
     135        GREAT LAKES CHEMICAL CORP                   5,020
     243        HERCULES, INC                               4,632
     631        HOMESTAKE MINING CO                         2,642
  41,903     *  INCO LTD CO (U.S.)                        702,294
   1,311        INTERNATIONAL PAPER CO                     53,505
     103        KAUFMAN & BROAD HOME CORP                   3,469
   1,463        KIMBERLY-CLARK CORP                       103,419
     229        LOUISIANA PACIFIC CORP                      2,318
   1,235        MASCO CORP                                 31,724
     173        MASSEY ENERGY CO                            2,205
     234        MEAD CORP                                   7,341
     393        NEWMONT MINING CORP                         6,705

--------------------------------------------------------------------------------
 SHARES                                                  VALUE
--------------------------------------------------------------------------------
     207        NUCOR CORP                            $     8,215
     358     *  OWENS ILLINOIS, INC                         2,036
     393     *  PACTIV CORP                                 4,863
     186        PHELPS DODGE CORP                          10,381
     782        PLACER DOME, INC (U.S.)                     7,526
     170        POTLATCH CORP                               5,705
     508        PPG INDUSTRIES, INC                        23,526
     467        PRAXAIR, INC                               20,723
      90        PULTE CORP                                  3,796
     607        ROHM & HAAS CO                             22,041
     194     *  SEALED AIR CORP                             5,917
     480        SHERWIN-WILLIAMS CO                        12,630
     240        SIGMA ALDRICH CORP                          9,435
   9,325     *  SMURFIT-STONE CONTAINER CORP              139,292
     306        STANLEY WORKS CO                            9,543
     126        TEMPLE-INLAND, INC                          6,756
     408        UNION CARBIDE CORP                         21,955
     202        USX-US STEEL GROUP, INC                     3,636
     236        VULCAN MATERIALS CO                        11,298
     234        WESTVACO CORP                               6,829
   2,914        WEYERHAEUSER CO                           147,885
     260        WILLAMETTE INDUSTRIES, INC                 12,203
     222        WORTHINGTON INDUSTRIES, INC                 1,789
                                                      -----------
                TOTAL BASIC INDUSTRIES                  2,414,559
                                                      -----------
CONSUMER CYCLICAL -- 7.52%
     135        AMERICAN GREETINGS CORP (CLASS A)           1,274
   4,100        AUTOLIV, INC                               65,343
     756     *  BED BATH & BEYOND, INC                     16,915
     330        BRUNSWICK CORP                              5,424
   1,693        CARNIVAL CORP (CLASS A)                    52,165
   4,303     *  CLEAR CHANNEL COMMUNICATIONS, INC         208,426
     260     *  CONSOLIDATED STORES CORP                    2,762
     188        COOPER TIRE & RUBBER CO                     1,997
     388        DANA CORP                                   5,941
     428        DANAHER CORP                               29,264
     397        DARDEN RESTAURANTS, INC                     9,081
   1,533        DELPHI AUTOMOTIVE SYSTEMS CORP             17,246
     243        DILLARD'S, INC (CLASS A)                    2,870
   9,943        DISNEY (WALT) CO                          287,725
     878        DOLLAR GENERAL CORP                        16,572
     287        DONNELLEY (R.R.) & SONS CO                  7,749
     210        DOW JONES & CO, INC                        11,891
     849        EASTMAN KODAK CO                           33,429
     482     *  FEDERATED DEPARTMENT STORES, INC           16,870
   5,353        FORD MOTOR CO (NEW)                       125,460
     746        GANNETT CO, INC                            47,044
   2,397        GAP, INC                                   61,123
   1,618        GENERAL MOTORS CORP                        82,416
     418        GENUINE PARTS CO                           10,946
     360        GOODYEAR TIRE & RUBBER CO                   8,276
     173        HARCOURT GENERAL, INC                       9,895
     307     *  HARRAH'S ENTERTAINMENT, INC                 8,097
     979        HILTON HOTELS CORP                         10,279
     859        INTERPUBLIC GROUP OF COS, INC              36,561
     198        JOHNSON CONTROLS, INC                      10,296

See notes to financial statements                        2000 ANNUAL REPORT   45

TIAA-CREF LIFE FUNDS                                        GROWTH & INCOME FUND

--------------------------------------------------------------------------------
 SHARES                                                  VALUE
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
   1,124     *  K MART CORP                           $     5,971
     191        KNIGHT-RIDDER, INC                         10,863
     958     *  KOHL'S CORP                                58,438
     455        LEGGETT & PLATT, INC                        8,616
   1,116        LIMITED, INC                               19,041
   4,791     *  LINENS' N THINGS, INC                     132,351
     151        LIZ CLAIBORNE, INC                          6,285
     692        MARRIOTT INTERNATIONAL, INC (CLASS
                  A)                                       29,237
     776        MAY DEPARTMENT STORES CO                   25,414
     188        MAYTAG CO                                   6,074
   6,621        MCDONALD'S CORP                           225,114
     558        MCGRAW HILL COS, INC                       32,712
     122        MEREDITH CORP                               3,926
     496        NEW YORK TIMES CO (CLASS A)                19,871
     779        NIKE, INC (CLASS B)                        43,477
     332        NORDSTROM, INC                              6,038
     517        OMNICOM GROUP, INC                         42,846
     600        PENNEY, (J.C.) CO, INC                      6,525
     108        POLAROID CORP                                 627
     155     *  REEBOK INTERNATIONAL LTD                    4,237
     110        RUSSELL CORP                                1,698
   1,068        SEARS ROEBUCK & CO                         37,113
   4,120     *  SIX FLAGS, INC                             70,812
     132        SNAP-ON, INC                                3,679
     500     *  STARBUCKS CORP                             22,125
   1,828        SYSCO CORP                                 54,840
   8,775        TARGET CORP                               282,993
     400        TIFFANY & CO                               12,650
   5,557        TIME WARNER, INC                          290,297
     824        TJX COS, INC                               22,866
   5,348        TRIBUNE CO                                225,953
     354     *  TRICON GLOBAL RESTAURANTS, INC             11,682
     292        TRW, INC                                   11,315
     321        V.F. CORP                                  11,633
   1,514     *  VIACOM, INC (CLASS A)                      71,158
   5,259     *  VIACOM, INC (CLASS B)                     245,858
     370        VISTEON CORP                                4,255
  23,128        WAL-MART STORES, INC                    1,228,675
     364        WENDY'S INTERNATIONAL, INC                  9,555
     168        WHIRLPOOL CORP                              8,011
                                                      -----------
                TOTAL CONSUMER CYCLICAL                 4,518,168
                                                      -----------
CONSUMER NON-CYCLICAL -- 7.84%
     133        ALBERTO CULVER CO (CLASS B)                 5,694
   1,201        ALBERTSON'S, INC                           31,826
   7,574        ANHEUSER-BUSCH COS, INC                   344,617
   1,778        ARCHER DANIELS MIDLAND CO                  26,670
     343     *  AUTOZONE, INC                               9,775
   3,968        AVON PRODUCTS, INC                        189,968
     576     *  BEST BUY CO, INC                           17,028
     147        BROWN FORMAN, INC (CLASS B)                 9,775
     993        CAMPBELL SOUP CO                           34,382
     471        CIRCUIT CITY STORES, INC (CIRCUIT
                  CITY GROUP)                               5,416
   5,023        CLOROX CO                                 178,316
   7,137        COCA COLA CO                              434,910

--------------------------------------------------------------------------------
 SHARES                                                  VALUE
--------------------------------------------------------------------------------
   1,088        COCA COLA ENTERPRISES, INC            $    20,672
   5,818        COLGATE PALMOLIVE CO                      375,551
   1,437        CONAGRA FOODS, INC                         37,362
      69        COORS (ADOLPH) CO (CLASS B)                 5,541
   1,300     *  COSTCO WHOLESALE CORP                      51,918
   2,239        CVS CORP                                  134,200
     803        GENERAL MILLS, INC                         35,783
   4,956        GILLETTE CO                               179,035
     362        HASBRO, INC                                 3,846
   1,027        HEINZ (H.J.) CO                            48,718
     417        HERSHEY FOODS CORP                         26,844
  12,391        HOME DEPOT, INC                           566,113
     242        INTERNATIONAL FLAVORS & FRAGRANCES,
                  INC                                       4,915
   1,043        KELLOGG CO                                 27,378
   2,348     *  KROGER CO                                  63,542
      98        LONGS DRUG STORES CORP                      2,364
   4,538        LOWE'S COS, INC                           201,941
   1,092        MATTEL, INC                                15,768
   3,951        NEWELL RUBBERMAID, INC                     89,885
     765     *  OFFICE DEPOT, INC                           5,450
   7,644        PEPSICO, INC                              378,855
   6,413        PHILIP MORRIS COS, INC                    282,172
   4,254        PROCTER & GAMBLE CO                       333,673
     412        QUAKER OATS CO                             40,118
     549        RADIOSHACK CORP                            23,504
     803        RALSTON PURINA CO                          20,978
   1,390     *  SAFEWAY, INC                               86,875
   2,347        SARA LEE CORP                              57,648
   1,200     *  STAPLES, INC                               14,175
     318        SUPERVALU, INC                              4,412
     568     *  TOYS 'R' US, INC                            9,478
     121        TUPPERWARE CORP                             2,472
   1,626        UNILEVER NV (NEW YORK SHS)                102,336
     409        UST, INC                                   11,477
   2,948        WALGREEN CO                               123,263
     368        WINN DIXIE STORES, INC                      7,130
     269        WRIGLEY (WM) JR CO                         25,773
                                                      -----------
                TOTAL CONSUMER NON-CYCLICAL             4,709,542
                                                      -----------
ENERGY -- 6.66%
     215        AMERADA HESS CORP                          15,708
     680        ANADARKO PETROLEUM CORP                    48,334
     366        APACHE CORP                                25,642
     262        ASHLAND, INC                                9,403
   7,028        BAKER HUGHES, INC                         292,101
   4,708        BURLINGTON RESOURCES, INC                 237,754
   1,825        CHEVRON CORP                              154,098
   5,788        CONOCO, INC (CLASS B)                     167,490
     400        DEVON ENERGY CORP (NEW)                    24,388
     300        EOG RESOURCES, INC                         16,406
  19,984        EXXON MOBIL CORP                        1,737,359
   1,224        HALLIBURTON CO                             44,370
     323        KERR-MCGEE CORP                            21,620
     122        MCDERMOTT INTERNATIONAL, INC                1,311
     400     *  NABORS INDUSTRIES, INC                     23,660
     978        OCCIDENTAL PETROLEUM CORP                  23,716

 46  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                        GROWTH & INCOME FUND


--------------------------------------------------------------------------------
 SHARES                                                  VALUE
--------------------------------------------------------------------------------
ENERGY -- (CONTINUED)
     705        PHILLIPS PETROLEUM CO                 $    40,096
     313     *  ROWAN COS, INC                              8,451
  10,868        ROYAL DUTCH PETROLEUM CO (NY REGD)
                  ADR                                     658,193
   1,677        SCHLUMBERGER LTD                          134,055
     286        SUNOCO, INC                                 9,634
   1,574        TEXACO, INC                                97,784
     433        TOSCO CORP                                 14,694
     811        TOTAL FINA ELF S.A.                       120,606
     577        TRANSOCEAN SEDCO FOREX, INC                26,542
     664        UNOCAL CORP                                25,688
     799        USX-MARATHON GROUP, INC                    22,172
                                                      -----------
                TOTAL ENERGY                            4,001,275
                                                      -----------
FINANCIAL SERVICES -- 16.64%
   5,694        ACE LTD                                   241,639
     712        AFLAC, INC                                 51,397
   2,999        ALLSTATE CORP                             130,643
     300        AMBAC FINANCIAL GROUP, INC                 17,493
   3,808        AMERICAN EXPRESS CO                       209,202
     667        AMERICAN GENERAL CORP                      54,360
  11,439        AMERICAN INTERNATIONAL GROUP, INC       1,127,456
     921        AMSOUTH BANCORPORATION                     14,045
     688        AON CORP                                   23,564
  10,828        BANK OF AMERICA CORP                      496,734
   2,122        BANK OF NEW YORK CO, INC                  117,107
   3,360        BANK ONE CORP                             123,060
   1,125        BB&T CORP                                  41,976
     274        BEAR STEARNS COS, INC                      13,888
     553        CAPITAL ONE FINANCIAL CORP                 36,394
     505        CHARTER ONE FINANCIAL, INC                 14,581
     503        CHUBB CORP                                 43,509
     385        CINCINNATI FINANCIAL CORP                  15,231
     700        CIT GROUP, INC (CLASS A)                   14,087
  26,583        CITIGROUP, INC                          1,357,394
     470        COMERICA, INC                              27,906
     835        CONSECO, INC                               11,011
     354        COUNTRYWIDE CREDIT INDUSTRIES, INC         17,788
   2,016        FGLMC                                     138,852
   1,290        FIFTH THIRD BANCORP                        77,077
   2,797        FIRST UNION CORP                           77,791
  14,849        FIRSTAR CORP                              345,239
   7,889        FLEETBOSTON FINANCIAL CORP                296,330
   2,881        FNMA                                      249,926
     684        FRANKLIN RESOURCES, INC                    26,060
     458        GOLDEN WEST FINANCIAL CORP                 30,915
     607        HARTFORD FINANCIAL SERVICES GROUP,
                  INC                                      42,869
   1,386        HOUSEHOLD INTERNATIONAL, INC               76,230
     606        HUNTINGTON BANCSHARES, INC                  9,809
     242        JEFFERSON-PILOT CORP                       18,089
   8,258        JOHN HANCOCK FINANCIAL SERVICES, INC      310,707
   9,294        JP MORGAN CHASE & CO                      470,561
   1,349        KEYCORP                                    37,772
   2,032        LEHMAN BROTHERS HOLDINGS, INC             137,414
     542        LINCOLN NATIONAL CORP                      25,643
  10,214        MANULIFE FINANCIAL CORP                   319,270

--------------------------------------------------------------------------------
 SHARES                                                  VALUE
--------------------------------------------------------------------------------
     819        MARSH & MCLENNAN COS, INC             $    95,823
     228        MBIA, INC                                  16,900
   2,457        MBNA CORP                                  90,755
   4,700        MELLON FINANCIAL CORP                     231,181
   3,714        MERRILL LYNCH & CO, INC                   253,248
   9,169        METROPOLITAN LIFE INSURANCE CO            320,915
     341        MGIC INVESTMENT CORP                       22,996
   6,175        MORGAN STANLEY DEAN WITTER & CO           489,368
   1,742        NATIONAL CITY CORP                         50,082
     623        NORTHERN TRUST CORP                        50,813
     402        OLD KENT FINANCIAL CORP                    17,587
  27,465        OLD MUTUAL PLC                             68,105
   3,690        PNC FINANCIAL SERVICES GROUP, INC         269,600
     269        PROGRESSIVE CORP                           27,875
     750        PROVIDIAN FINANCIAL CORP                   43,125
     521        REGIONS FINANCIAL CORP                     14,229
     394        SAFECO CORP                                12,952
   3,954        SCHWAB (CHARLES) CORP                     112,194
     500        SOUTHTRUST CORP                            20,343
     620        ST. PAUL COS, INC                          33,673
     500        STARWOOD HOTELS & RESORTS WORLDWIDE,
                  INC                                      17,625
     474        STATE STREET CORP                          58,875
     608        STILWELL FINANCIAL, INC                    23,978
     516        SUMMIT BANCORP                             19,704
     854        SUNTRUST BANKS, INC                        53,802
     781        SYNOVUS FINANCIAL CORP                     21,038
     280        T ROWE PRICE GROUP, INC                    11,834
     391        TORCHMARK CORP                             15,029
   2,094        U.S. BANCORP                               61,118
     339        UNION PLANTERS CORP                        12,119
     737        UNUMPROVIDENT CORP                         19,806
     468        USA EDUCATION, INC                         31,824
     679        WACHOVIA CORP                              39,466
   1,510        WASHINGTON MUTUAL, INC                     80,124
   4,823        WELLS FARGO CO                            268,580
   1,461        XL CAPITAL LTD (CLASS A)                  127,654
                                                      -----------
                TOTAL FINANCIAL SERVICES                9,995,359
                                                      -----------
HEALTH CARE -- 14.88%
   4,372        ABBOTT LABORATORIES CO                    211,768
     339        AETNA, INC (NEW)                           13,920
     407        ALLERGAN, INC                              39,402
     668     *  ALZA CORP                                  28,390
   6,701        AMERICAN HOME PRODUCTS CORP               425,848
   7,370     *  AMGEN, INC                                471,219
     577        APPLERA CORP (APPLIED BIOSYSTEMS
                  GROUP)                                   54,274
     118        BARD (C.R.), INC                            5,494
     132        BAUSCH & LOMB, INC                          5,337
   4,660     *  BAXTER INTERNATIONAL, INC                 411,536
     681        BECTON DICKINSON & CO                      23,579
     448     *  BIOGEN, INC                                26,908
     491        BIOMET, INC                                19,486
   1,061     *  BOSTON SCIENTIFIC CORP                     14,522
  11,333        BRISTOL MYERS SQUIBB CO                   837,933
   5,260        CARDINAL HEALTH, INC                      524,027

See notes to financial statements                        2000 ANNUAL REPORT   47

TIAA-CREF LIFE FUNDS                                        GROWTH & INCOME FUND

--------------------------------------------------------------------------------
 SHARES                                                  VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
     500     *  CHIRON CORP                           $    22,250
     426        CIGNA CORP                                 56,359
     239     *  DURECT CORP                                 2,868
     200     *  FOREST LABORATORIES, INC                   26,575
     913     *  GUIDANT CORP                               49,244
   1,547        HCA-THE HEALTHCARE CO                      68,083
   8,778     *  HEALTH MANAGEMENT ASSOCIATES, INC
                  (CLASS A) (NEW)                         182,143
   1,016     *  HEALTHSOUTH CORP                           16,573
     411     *  HUMANA, INC                                 6,267
     820        IMS HEALTH, INC                            22,140
   4,031        JOHNSON & JOHNSON CO                      423,506
     500     *  KING PHARMACEUTICALS, INC                  25,843
   4,957        LILLY (ELI) & CO                          461,310
     264     *  MANOR CARE, INC                             5,445
     753        MCKESSON HBOC, INC                         27,025
     600     *  MEDIMMUNE, INC                             28,612
   3,476        MEDTRONIC, INC                            209,863
  12,994        MERCK & CO, INC                         1,216,563
     102        MILLIPORE CORP                              6,426
     293        PALL CORP                                   6,244
  36,100        PFIZER, INC                             1,660,600
   3,713        PHARMACIA CORP                            226,493
     266     *  QUINTILES TRANSNATIONAL CORP                5,569
   8,336        SCHERING-PLOUGH CORP                      473,068
     194     *  ST. JUDE MEDICAL, INC                      11,918
     500     *  STRYKER CORP                               25,295
   9,901        TENET HEALTHCARE CORP                     439,975
     601     *  TRIMERIS, INC                              32,979
     908        UNITEDHEALTH GROUP, INC                    55,728
     223     *  WATSON PHARMACEUTICALS, INC                11,414
     156     *  WELLPOINT HEALTH NETWORKS, INC             17,979
                                                      -----------
                TOTAL HEALTH CARE                       8,938,000
                                                      -----------
OTHER -- 2.98%
     223        BLOCK (H&R), INC                            9,226
   1,863     *  CENDANT CORP                               17,931
     151        CRANE CO                                    4,294
     571        DOVER CORP                                 23,161
     379        FORTUNE BRANDS, INC                        11,370
   5,571        HONEYWELL INTERNATIONAL, INC              263,577
     210        ITT INDUSTRIES, INC                         8,137
     247        LOEWS CORP                                 25,579
     484        MOODY'S CORP                               12,432
      98        NATIONAL SERVICE INDUSTRIES, INC            2,517
     500     *  ROBERT HALF INTERNATIONAL, INC             13,250
     448        TEXTRON, INC                               20,832
  18,527        TYCO INTERNATIONAL LTD                  1,028,248
   4,437        UNITED TECHNOLOGIES CORP                  348,859
                                                      -----------
                TOTAL OTHER                             1,789,413
                                                      -----------
PRODUCER DURABLES -- 5.12%
     509     *  ALLIED WASTE INDUSTRIES, INC                7,412
      50        BRIGGS & STRATTON CORP                      2,218
   1,041        CATERPILLAR, INC                           49,252
     204        COOPER INDUSTRIES, INC                      9,371

--------------------------------------------------------------------------------
 SHARES                                                  VALUE
--------------------------------------------------------------------------------
      97        CUMMINS ENGINE CO, INC                $     3,679
     681        DEERE & CO                                 31,198
     169        EATON CORP                                 12,706
   1,197        EMERSON ELECTRIC CO                        94,338
  51,379        GENERAL ELECTRIC CO                     2,462,981
     214        GRAINGER (W.W.), INC                        7,811
     818        HARLEY DAVIDSON, INC                       32,515
     799        ILLINOIS TOOL WORKS, INC                   47,590
     385        INGERSOLL-RAND CO                          16,121
   1,132        MINNESOTA MINING & MANUFACTURING CO       136,405
     145     *  NAVISTAR INTERNATIONAL CORP                 3,797
     184        PACCAR, INC                                 9,062
     361        PARKER-HANNIFIN CORP                       15,929
     718        PITNEY BOWES, INC                          23,783
     200     *  POWER-ONE, INC                              7,862
     536        ROCKWELL INTERNATIONAL CORP                25,527
     465     *  THERMO ELECTRON CORP                       13,833
     124        THOMAS & BETTS CORP                         2,007
     144        TIMKEN CO                                   2,178
   1,701        WASTE MANAGEMENT, INC                      47,202
   1,537        XEROX CORP                                  7,108
                                                      -----------
                TOTAL PRODUCER DURABLES                 3,071,885
                                                      -----------
TECHNOLOGY -- 22.63%
     240     *  ADAPTEC, INC                                2,460
   2,184     *  ADC TELECOMMUNICATIONS, INC                39,585
     658        ADOBE SYSTEMS, INC                         38,287
     798     *  ADVANCED MICRO DEVICES, INC                11,022
   1,265     *  AGILENT TECHNOLOGIES, INC                  69,258
   1,100     *  ALTERA CORP                                28,943
   9,283     *  AMERICA ONLINE, INC                       323,048
     500     *  AMERICAN POWER CONVERSION CORP              6,187
   1,018     *  ANALOG DEVICES, INC                        52,108
     185     *  ANDREW CORP                                 4,023
     846     *  APPLE COMPUTER, INC                        12,584
   4,386     *  APPLIED MATERIALS, INC                    167,490
     141        AUTODESK, INC                               3,798
   1,765        AUTOMATIC DATA PROCESSING, INC            111,746
   1,022     *  AVAYA, INC                                 10,539
     262        AVERY DENNISON CORP                        14,377
     660     *  BMC SOFTWARE, INC                           9,240
     700     *  BROADCOM CORP (CLASS A)                    58,800
     700     *  BROADVISION, INC                            8,268
     419     *  CABLETRON SYSTEMS, INC                      6,311
   5,953     *  CERIDIAN CORP                             118,687
   1,578     *  CIENA CORP                                128,212
  38,209     *  CISCO SYSTEMS, INC                      1,461,494
     516     *  CITRIX SYSTEMS, INC                        11,610
   2,800     *  COMMERCE ONE, INC                          70,875
  16,519        COMPAQ COMPUTER CORP                      248,610
   1,653        COMPUTER ASSOCIATES INTERNATIONAL,
                  INC                                      32,233
     488     *  COMPUTER SCIENCES CORP                     29,341
     827     *  COMPUWARE CORP                              5,168
     452     *  COMVERSE TECHNOLOGY, INC                   49,098
     659     *  CONEXANT SYSTEMS, INC                      10,132
     400     *  CONVERGYS CORP                             18,125
   4,556        CORNING, INC                              240,613
     196     *  CORVIS CORP                                 4,667

 48  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                        GROWTH & INCOME FUND

--------------------------------------------------------------------------------
 SHARES                                                  VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
  12,179     *  DELL COMPUTER CORP                    $   212,371
     167        DELUXE CORP                                 4,220
   1,300        ELECTRONIC DATA SYSTEMS CORP               75,075
  13,553     *  EMC CORP                                  901,273
     329        EQUIFAX, INC                                9,438
   3,072     *  EXODUS COMMUNICATIONS, INC                 61,440
   1,178        FIRST DATA CORP                            62,065
     834     *  GATEWAY, INC                               15,003
   1,163     *  GLOBESPAN, INC                             31,982
   5,736        HEWLETT-PACKARD CO                        181,042
  37,948        INTEL CORP                              1,140,812
   7,932        INTERNATIONAL BUSINESS MACHINES CORP      674,220
     500     *  INTUIT, INC                                19,718
   8,846     *  JDS UNIPHASE CORP                         368,767
     514     *  KLA-TENCOR CORP                            17,315
     396     *  LEXMARK INTERNATIONAL, INC                 17,547
   2,066        LINEAR TECHNOLOGY CORP                     95,552
   7,417     *  LSI LOGIC CORP                            126,756
  13,771        LUCENT TECHNOLOGIES, INC                  185,908
     800     *  MAXIM INTEGRATED PRODUCTS, INC             38,250
     200     *  MERCURY INTERACTIVE CORP                   18,050
   2,917     *  MICRON TECHNOLOGY, INC                    103,553
  28,288     *  MICROSOFT CORP                          1,226,992
      58     *  MIPS TECHNOLOGIES, INC (CLASS B)            1,478
     553        MOLEX, INC                                 19,631
  10,281        MOTOROLA, INC                             208,190
     504     *  NATIONAL SEMICONDUCTOR CORP                10,143
     224     *  NCR CORP                                   11,004
     894     *  NETWORK APPLIANCE, INC                     57,383
  12,144        NOKIA CORP (SPON ADR)                     528,264
  15,538        NORTEL NETWORKS CORP (U.S.)               498,187
     772     *  NOVELL, INC                                 4,028
     400     *  NOVELLUS SYSTEMS, INC                      14,375
   4,351     *  ON SEMICONDUCTOR CORP                      22,842
  31,256     *  ORACLE CORP                               908,377
   1,589     *  PALM, INC                                  44,988
     725     *  PARAMETRIC TECHNOLOGY CORP                  9,742
   1,067        PAYCHEX, INC                               51,882
     820     *  PEOPLESOFT, INC                            30,493
   1,806     *  PMC-SIERRA, INC                           141,996
     200     *  QLOGIC CORP                                15,400
   3,389     *  QUALCOMM, INC                             278,533
   3,190     *  SANMINA CORP                              244,433
     300     *  SAPIENT CORP                                3,581
     462        SCIENTIFIC-ATLANTA, INC                    15,043
   1,200     *  SIEBEL SYSTEMS, INC                        81,150
   8,726     *  SOLECTRON CORP                            295,811
  17,786     *  SUN MICROSYSTEMS, INC                     495,784
     400        SYMBOL TECHNOLOGIES, INC                   14,400
     214        TEKTRONIX, INC                              7,209
   1,130     *  TELLABS, INC                               63,845
     495     *  TERADYNE, INC                              18,438
   5,038        TEXAS INSTRUMENTS, INC                    238,675
     112     *  TRANSMETA CORP                              2,632
     820     *  UNISYS CORP                                11,992
   1,259     *  VERITAS SOFTWARE CORP                     110,162

--------------------------------------------------------------------------------
 SHARES                                                  VALUE
--------------------------------------------------------------------------------
     500     *  VITESSE SEMICONDUCTOR CORP            $    27,656
     947     *  XILINX, INC                                43,680
   2,251     *  YAHOO, INC                                 67,670
                                                      -----------
                TOTAL TECHNOLOGY                       13,593,385
                                                      -----------
TRANSPORTATION -- 0.99%
   3,782     *  AMR CORP                                  148,207
   1,039        BURLINGTON NORTHERN SANTA FE CORP          29,416
   1,551     *  CONTINENTAL AIRLINES, INC (CLASS B)        80,070
     572        CSX CORP                                   14,836
     317        DELTA AIRLINES, INC                        15,909
     747     *  FEDEX CORP                                 29,850
     969        NORFOLK SOUTHERN CORP                      12,899
     242        RYDER SYSTEM, INC                           4,023
   2,687        SABRE HOLDINGS CORP                       115,876
   3,013        SOUTHWEST AIRLINES CO                     101,025
     170     *  U.S. AIRWAYS GROUP, INC                     6,895
     666        UNION PACIFIC CORP                         33,799
                                                      -----------
                TOTAL TRANSPORTATION                      592,805
                                                      -----------
UTILITIES -- 9.07%
   1,260     *  AES CORP                                   69,772
     200        ALLEGHENY ENERGY, INC                       9,637
     829        ALLTEL CORP                                51,760
     330        AMEREN CORP                                15,283
   6,369        AMERICAN ELECTRIC POWER CO, INC           296,158
  19,274        AT & T CORP                               333,681
   5,376        BELLSOUTH CORP                            220,080
   3,204     *  BROADWING, INC                             73,091
   6,961        CABLE & WIRELESS PLC                       93,896
     800     *  CALPINE CORP                               36,050
     425        CENTURYTEL, INC                            15,193
     476        CINERGY CORP                               16,719
     346        CMS ENERGY CORP                            10,963
   2,016        COASTAL CORP                              178,038
   2,600     *  COMCAST CORP (CLASS A) SPECIAL            108,550
     513        CONSOLIDATED EDISON, INC                   19,750
     451        CONSTELLATION ENERGY GROUP, INC            20,323
     666        DOMINION RESOURCES, INC                    44,622
   7,740        DTE ENERGY CO                             301,376
   1,050        DUKE ENERGY CORP                           89,512
     900        DYNEGY, INC (CLASS A)                      50,456
     908        EDISON INTERNATIONAL CO                    14,187
     615        EL PASO ENERGY CORP                        44,049
   4,819        ENRON CORP                                400,579
     677        ENTERGY CORP                               28,645
     980        EXELON CORP                                68,805
   3,887        FIRSTENERGY CORP                          122,683
     518        FPL GROUP, INC                             37,166
   2,500     *  GLOBAL CROSSING LTD                        35,781
     288        GPU, INC                                   10,602
     400        KEYSPAN CORP                               16,950
     300        KINDER MORGAN, INC                         15,656
   2,190     *  NEXTEL COMMUNICATIONS, INC (CLASS A)       54,202
     463     *  NIAGARA MOHAWK HOLDINGS, INC                7,726
      79        NICOR, INC                                  3,411
     510        NISOURCE, INC                              15,682

See notes to financial statements                        2000 ANNUAL REPORT   49

TIAA-CREF LIFE FUNDS                                        GROWTH & INCOME FUND

--------------------------------------------------------------------------------
 SHARES                                                  VALUE
--------------------------------------------------------------------------------
UTILITIES -- (CONTINUED)
     107     *  NISOURCE, INC (SAILS)                 $       294
      64        ONEOK, INC                                  3,080
      56        PEOPLES ENERGY CORP                         2,506
   4,694        PG&E CORP                                  93,880
     198        PINNACLE WEST CAPITAL CORP                  9,429
     342        PPL CORP                                   15,454
   5,992     *  PRICE COMMUNICATIONS CORP                 100,740
     376        PROGRESS ENERGY, INC                       18,494
     224     *  PROGRESS ENERGY, INC-CVO                      100
   4,713     *  PSINET, INC                                 3,387
     505        PUBLIC SERVICE ENTERPRISE GROUP, INC       24,555
   4,730     *  QWEST COMMUNICATIONS INTERNATIONAL,
                  INC                                     193,930
   2,210     *  RCN CORP                                   13,950
     781        RELIANT ENERGY, INC                        33,827
  18,599        SBC COMMUNICATIONS, INC                   888,394
     650        SEMPRA ENERGY                              15,112
   1,881        SOUTHERN CO                                62,543
   2,526        SPRINT CORP (FON GROUP)                    51,309
   2,604     *  SPRINT CORP (PCS GROUP)                    53,219
   2,198     *  TNPC, INC                                  21,567
   2,338        TXU CORP                                  103,602
     864     *  TYCOM LTD                                  19,332
   7,785        VERIZON COMMUNICATIONS                    390,223
   8,541     *  VIATEL, INC                                31,761
   2,720     *  WESTERN WIRELESS CORP (CLASS A)           106,590

--------------------------------------------------------------------------------
SHARES/PRINCIPAL                                                 VALUE
--------------------------------------------------------------------------------
       1,200            WILLIAMS COS, INC                     $    47,925
      13,048         *  WORLDCOM, INC                             183,487
         978            XCEL ENERGY, INC                           28,423
                                                              -----------
                        TOTAL UTILITIES                         5,448,147
                                                              -----------
TOTAL COMMON STOCK
(Cost $63,320,410)                                             59,559,481
                                                              -----------

SHORT TERM INVESTMENT -- 1.45%
U.S. GOVERNMENT AND AGENCY -- 1.45%
$870,000        FEDERAL HOME LOAN BANK (FHLB)
                  5.150%, 01/02/01                                869,875
                                                              -----------
TOTAL SHORT TERM INVESTMENT
(Cost $869,875)                                                   869,875
                                                              -----------
TOTAL PORTFOLIO 100.69%
(Cost $64,240,285)                                             60,479,356
OTHER ASSETS & LIABILITIES, NET -- (0.69)%                       (413,781)
                                                              -----------
NET ASSETS -- 100.00%                                         $60,065,575
                                                              ===========

---------------
* Non-income producing

At December 31, 2000, the aggregate cost of portfolio investments for federal income tax purposes was $64,482,421. Net unrealized depreciation of portfolio investments aggregated $4,003,065 of which $8,582,483 related to appreciated portfolio investments and $12,585,548 related to depreciated portfolio investments.

 50  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

                               SUMMARY BY COUNTRY

                               December 31, 2000

--------------------------------------------------------------------------------
                                          VALUE         %
--------------------------------------------------------------------------------
FOREIGN:
AUSTRALIA                              $   636,128      1.50%
AUSTRIA                                     41,663      0.10
BELGIUM                                    315,192      0.75
BERMUDA                                    149,827      0.35
DENMARK                                    210,377      0.50
FINLAND                                  1,413,180      3.34
FRANCE                                   3,987,171      9.42
GERMANY                                  2,988,450      7.07
HONG KONG                                  651,527      1.54
IRELAND                                    134,653      0.32
ITALY                                    1,512,205      3.58
ISRAEL                                     283,820      0.67
JAPAN                                    8,434,740     19.95
NETHERLANDS                              4,963,793     11.74
NEW ZEALAND                                 23,068      0.05
NORWAY                                      96,277      0.23
PORTUGAL                                   116,634      0.28
SINGAPORE                                  602,994      1.42
SPAIN                                      698,736      1.65
SWEDEN                                     616,788      1.46
SWITZERLAND                              1,690,669      4.00
UNITED KINGDOM                          12,228,859     28.92
                                       -----------   -------
TOTAL FOREIGN                           41,796,751     98.84
SHORT TERM INVESTMENT                      490,930      1.16
                                       -----------   -------
TOTAL PORTFOLIO                        $42,287,681    100.00%
                                       ===========   =======

See notes to financial statements                        2000 ANNUAL REPORT   51

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

                            STATEMENT OF INVESTMENTS

                               December 31, 2000

--------------------------------------------------------------------------------
SHARES                                                   VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.31%
BASIC INDUSTRIES -- 0.27%
   1,700        HENKEL KGAA                           $   111,722
                                                      -----------
                TOTAL BASIC INDUSTRIES                    111,722
                                                      -----------
CONSUMER CYCLICAL -- 0.04%
      18        HUGO BOSS AG.                               4,816
     398     *  PROSIEBEN SAT.1 MEDIA AG.                  11,845
                                                      -----------
                TOTAL CONSUMER CYCLICAL                    16,661
                                                      -----------
TOTAL PREFERRED STOCK
(Cost $119,513)                                           128,383
                                                      -----------

COMMON STOCK -- 99.20%
AEROSPACE AND DEFENSE -- 1.15%
   7,310        BAE SYSTEMS PLC                            41,713
  18,628     *  EUROPEAN AERONAUTIC DEFENSE AND
                  SPACE                                   413,786
     837        SMITH GROUP PLC                            10,102
     300        THALES.EX THOMSON CFS                      14,378
      12     *  ZODIAC S.A.                                 3,312
                                                      -----------
                TOTAL AEROSPACE AND DEFENSE               483,291
                                                      -----------
BASIC INDUSTRIES -- 4.84%
     131        ACERINOX S.A.                               3,997
     110        ACS ACTIVIDADES DE CONSTRUCCION Y
                  SERVICIOS S.A.                            2,592
     732        AKZO NOBEL NV                              39,309
   1,319        AMCOR LTD                                   3,844
   3,000        ASAHI GLASS CO LTD                         24,772
   4,000        ASAHI KASEI CORP                           23,047
     120        ASKO OYJ SERIES A                           2,112
     333        ASSIDOMAN AB                                6,705
     590        BARRATT DEVELOPMENTS PLC                    2,617
   1,654        BASF AG.                                   75,235
  14,320        BAYER AG.                                 751,133
     408        BERKELEY GROUP PLC                          4,601
   4,980        BHP LTD                                    52,453
   1,522        BLUE CIRCLE INDUSTRIES PLC                 10,026
   1,371        BOC GROUP PLC                              20,828
   1,540        BORAL LTD                                   1,771
     172        BUDERUS AG.                                 3,601
     197        BUHRMANN NV                                 5,280
   3,000        CARTER HOLT HARVEY LTD                      2,177
     337        CIMPOR CIMENTOS DE PORTUGAL                 8,416
   5,833        CORUS GROUP PLC                             6,142
   1,000        CRH PLC (IRELAND)                          18,607
   2,318        CSR LTD                                     6,026
   1,000        DAICEL CHEMICAL INDUSTRIES LTD              3,038
   2,000        DAINIPPON INK & CHEMICAL, INC               5,954
     300        DAITO TRUST CONSTRUCTION CO LTD             5,385
   1,000        DAIWA HOUSE INDUSTRY CO LTD                 6,217
   2,000        DENKI KAGKU KOGYO                           6,882
     995        DRAGADOS Y CONSTRUCCIONES S.A.             10,836
     126        ELKEM AS                                    2,014
     268        FOMENTO CONSTRUCCIONES Y CONTRATAS
                  S.A.                                      5,082

--------------------------------------------------------------------------------
SHARES                                                   VALUE
--------------------------------------------------------------------------------
   1,873        HANSON PLC                            $    12,842
     164        HEIDELBERGER ZEMENT AG. (GERMANY)           7,467
     173        HOCHTIEF AG.                                3,394
      22        HOLDERBANK FINANCIERE GLARUS AG.
                  (REGD) SERIES B                          26,473
      14        IMERYS S.A.                                 1,590
   1,643        IMPERIAL CHEMICAL INDUSTRIES PLC           13,547
     310        ITALCEMENTI S.P.A.                          2,593
   1,250        JAMES HARDIE INDUSTRIES LTD                 2,500
   2,900        JEFFERSON SMURFIT GROUP PLC                 5,717
     595        JOHNSON MATTHEY PLC                         9,376
   2,000        KAJIMA CORP                                 5,551
   1,000        KANEKA CORP                                 9,465
   7,000        KAWASAKI STEEL CORP                         7,232
     398        KEMIRA OYJ                                  2,017
     270        LAFARGE S.A. (BR)                          22,636
     238        L'AIR LIQUIDE                              35,505
   1,000        LEIGHTON HOLDINGS LTD                       3,506
     267        LINDE AG.                                  12,959
      12        LONZA AG. (REGD)                            6,975
   4,713        MIM HOLDINGS LTD                            3,037
   6,000        MITSUBISHI CHEMICAL CORP                   15,814
   2,000        MITSUBISHI GAS CHEMICAL CO, INC             6,042
   3,000        MITSUBISHI MATERIALS CORP                   7,171
   1,000        MITSUBISHI PAPER MILLS LTD                  2,092
   1,000        MITSUI MINING & SMELTING CO LTD             7,705
   1,100        NEWCREST MINING LTD                         2,672
   2,000        NIPPON LIGHT METAL CO LTD                   1,523
   2,000        NIPPON PAPER INDUSTRIES CO                 11,926
  13,000        NIPPON SHEET GLASS CO LTD                 158,687
  19,000        NIPPON STEEL CORP                          31,444
   5,000        NORMANDY MINING LTD                         2,694
      75        NORSKE SKOGINDUSTRIER ASA SERIES A          3,155
   1,507        NOVAR PLC                                   4,524
     200     *  NOVOZYMES A/S (CLASS B)                     4,000
   2,000        OBAYASHI CORP                               8,616
   2,000        OJI PAPER CO LTD                           10,332
   1,245     *  ONESTEEL LTD                                  657
     526        ORICA LTD                                   1,683
     151        OUTOKUMPU OYJ SERIES A                      1,141
     719        PAPERLINX LTD                               1,321
     213        PECHINEY S.A.                               9,736
   2,856     *  PILKINGTON PLC                              4,735
     278        PORTUCEL INDUSTRIA EMPRESA                  1,892
     731        REXAM PLC                                   2,456
     758        RIO TINTO LTD                              12,398
   2,742        RIO TINTO LTD PLC (REGD)                   48,250
     489        RMC GROUP PLC                               4,302
     644        SCA AB SERIES B                            13,684
   2,000        SEKISUI CHEMICAL CO LTD                     5,691
   2,000        SEKISUI HOUSE LTD                          18,301
   1,000        SHIMIZU CORP                                2,959
   1,000        SHIN-ETSU CHEMICAL CO LTD                  38,529
   1,000     *  SHOWA DENKO K.K                             1,366
     317        SKANSKA AB SERIES B FREE                   13,102
   1,275        SNIA S.P.A.                                 2,753

 52  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
SHARES                                                   VALUE
--------------------------------------------------------------------------------
BASIC INDUSTRIES -- (CONTINUED)
     195        SOLVAY S.A.                           $    10,874
     220        COMPAGNIE DE SAINT-GOBAIN S.A.             34,555
   4,000        SUMITOMO CHEMICAL CO LTD                   19,859
  12,000     *  SUMITOMO METAL INDUSTRIES LTD               6,830
   1,000        SUMITOMO METAL MINING CO LTD                5,236
     193        SVENSKT STAL AB (SAAB) SERIES A             1,840
     320     *  SYNGENTA AG.                               17,179
   4,000        TAIHEIYO CEMENT CORP                        6,865
   4,000        TAISEI CORP                                 8,021
   1,153        TAYLOR WOODROW PLC                          3,074
   1,390        THYSSENKRUPP AG.                           21,532
   1,000        TOSOH CORP                                  2,740
   1,000        TOSTEM CORP                                12,425
   1,000        TOTO LTD                                    7,136
   1,000        TOYO SEIKAN KAISHA LTD                     16,287
   1,500     *  TRANSURBAN GROUP                            3,798
     296        TRELLEBORG AB SERIES B FREE                 2,133
   2,000        UBE INDUSTRIES LTD                          4,500
     106        UNION MINIERE GROUP S.A.                    3,980
     687        UPM-KYMMENE OYJ                            23,574
     451        USINOR                                      5,953
     203        VINCI                                      12,483
     200        WIENERBERGER BAUSTOFF AG.                   3,592
   3,066        WMC LTD                                    13,044
   1,075        WOLSELEY PLC                                7,386
                                                      -----------
                TOTAL BASIC INDUSTRIES                  2,033,330
                                                      -----------
CONSUMER CYCLICAL -- 13.77%
     501        ACCOR S.A.                                 21,166
     897        AIRTOURS PLC                                2,693
     100        AOYAMA TRADING CO LTD                         713
   1,200        ARISTOCRAT LEISURE LTD                      3,446
     100     *  ASATSU, INC                                 2,408
     569        AUTOGRILL S.P.A.                            6,998
   2,364     *  BASS PLC                                   25,743
     802        BBA GROUP PLC                               4,432
      51        BEKAERT S.A.                                2,386
   3,648        BENETTON GROUP S.P.A.                       7,603
   2,000     *  BRIDGESTONE CORP                           18,213
   4,613     *  BRITISH SKY BROADCASTING GROUP PLC         77,246
     651        BULGARI S.P.A.                              8,006
     310        CANAL PLUS S.A.                             1,111
   1,881     *  CARLTON COMMUNICATIONS PLC                 17,168
   1,000        CASIO COMPUTER CO LTD                       8,450
      14        CLUB MEDITERRANEE S.A.                      1,194
   3,029        COLES MYER LTD                             11,740
     420        CONTINENTAL AG.                             6,663
     113        CORTEFIEL S.A.                              1,877
   1,000        CYCLE & CARRIAGE LTD                        1,914
   1,000     *  DAIEI, INC                                  1,602
     566        DAIMLERCHRYSLER (U.S.A.)                   23,319
   2,202        DAIMLERCHRYSLER AG.                        93,443
   1,613        DAVID JONES LTD                             1,232
   2,000        DENSO CORP                                 43,257
      13        DIETEREN S.A.                               2,860
   4,050        DIXONS GROUP PLC (NEW)                     13,551

--------------------------------------------------------------------------------
SHARES                                                   VALUE
--------------------------------------------------------------------------------
     102        DOUGLAS HOLDINGS AG.                  $     3,734
  45,933        ELSEVIER UTIGEVERSMIJ NV                  675,323
     263     *  EM.TV & MERCHANDISING AG.                   1,449
   1,823        EMI GROUP PLC                              14,977
   3,000        ESPRIT HOLDINGS LTD                         2,557
   1,202        FIAT S.P.A.                                29,634
   1,000        FUJI PHOTO FILM CO LTD                     41,856
      10        FUJI TELEVISION NETWORK, INC               69,702
   4,000        GIORDANO INTERNATIONAL LTD                  1,846
   1,761        GKN PLC                                    18,598
  32,611     *  GRANADA COMPASS PLC                       354,882
   2,314        GREAT UNIVERSAL STORES PLC                 18,164
   1,000        GUNZE LTD                                   3,458
   2,304        HENNES & MAURITZ AB SERIES B               35,650
   2,792        HILTON GROUP PLC                            8,716
   3,000        HONDA MOTOR CO LTD                        111,909
   3,000        HONG KONG & SHANGHAI HOTELS LTD             1,653
   1,400        INDEPENDENT NEWS & MEDIA PLC                3,811
   1,000        ISETAN CO LTD                              10,551
   1,000        ITO-YOKADO CO LTD                          49,912
       1        JELMOLI HOLDINGS AG. (BR)                   1,481
   1,000        JUSCO CO LTD                               21,716
     200        KADOKAWA SHOTEN PUBLISHING CO LTD           5,306
     215        KARSTADT QUELLE AG.                         6,661
     244        KESCO OYJ                                   2,462
   3,504        KINGFISHER PLC                             26,053
     300        KONAMI CO LTD                              22,513
       7        KUONI REISEN HOLDING (REGD) (CLASS
                  B)                                        3,023
   1,000        KURARAY CO LTD                              9,352
     267        LAGARDERE SCA                              15,491
   1,340        LVMH MOET HENNESSY LOUIS VUITTON
                  S.A.                                     88,692
     278        MAN AG.                                     7,046
   6,387     *  MARKS & SPENCER PLC                        17,746
   1,000        MARUI CO LTD                               15,105
   5,000        MATSUSHITA ELECTRIC INDUSTRIAL CO
                  LTD                                     119,527
   3,277        MEDIASET S.P.A.                            39,103
     429        MICHELIN S.A. (CLASS B)                    15,526
     174     *  MODERN TIMES GROUP (CLASS B)                4,610
     522        MONDADORI (ARNOLDO) EDITORE S.P.A.          4,851
   1,000        MYCAL CORP                                  2,145
     100        NAMCO LTD                                   1,838
  10,599        NEWS CORP LTD                              82,450
   1,000        NGK INSULATORS LTD                         13,248
   1,500        NINTENDO CO LTD                           236,296
  55,000     *  NISSAN MOTOR CO LTD                       316,901
   1,000        NISSHINBO INDUSTRIES, INC                   4,553
     300        ORIENTAL LAND CO LTD                       20,096
   1,585     *  P & O PRINCESS CRUISES PLC                  6,700
  17,611        PEARSON PLC                               418,286
     127        PEUGEOT CITROEN S.A.                       28,890
     315        PINAULT-PRINTEMPS-REDOUTE S.A.             67,694
   1,000        PIONEER CORP                               26,707
 118,002        PIRELLI S.P.A.                            419,878
     288        PUBLICIS GROUPE S.A.                        9,731
   1,657        RANK GROUP PLC                              4,331
   2,952        REED INTERNATIONAL PLC                     30,867
  37,862        REUTERS GROUP PLC                         640,804

See notes to financial statements                        2000 ANNUAL REPORT   53

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
SHARES                                                   VALUE
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
     100        SANRIO CO LTD                         $     1,751
   5,000        SANYO ELECTRIC CO LTD                      41,593
     200        SCHIBSTED ASA                               2,460
     200     *  SEGA CORP                                   1,947
   5,000        SHANGRI-LA ASIA LTD                         5,416
   3,000        SHARP CORP                                 36,199
     100        SHIMACHU CO LTD                             1,182
     100        SHIMAMAURA CO LTD                           5,490
     200     *  SHIMANO, INC                                3,931
   1,000        SINGAPORE PRESS HOLDINGS LTD               14,763
      73        SODEXHO ALLIANCE S.A.                      13,522
     336        SOL MELIA S.A.                              3,473
   3,200        SONY CORP                                 221,366
   5,000        SOUTH CHINA MORNING POST LTD                3,717
     123        STOCKMANN AB SERIES B                       1,200
     921        TABCORP HOLDINGS LTD                        5,615
   1,000        TAKASHIMAYA CO LTD                          6,803
   2,000        TEIJIN LTD                                 10,332
     372     *  TELEPIZZA S.A.                                880
   1,000        TELEVISION BROADCASTS LTD                   5,256
     600        THE WAREHOUSE GROUP LTD                     1,593
   7,000        TOEI CO LTD                                24,641
     100        TOHO CO LTD                                13,800
   1,000        TOKYO BROADCASTING SYSTEMS, INC            29,597
   4,000        TORAY INDUSTRIES, INC                      15,061
   1,000        TOYOBO CO LTD                               1,987
  10,300        TOYOTA MOTOR CORP                         329,204
   1,000        UNY CO LTD                                 10,683
     205        VALEO S.A.                                  9,153
      22        VALORA HOLDINGS AG. (REGD)                  4,704
   2,767        VIVENDI UNIVERSAL                         182,105
     935        VOLKSWAGEN AG.                             49,509
   1,222        VOLVO AB SERIES B FREE                     20,268
     655        WOLTERS KLUWER NV                          17,858
   2,786        WOOLWORTHS LTD                             13,034
     100        WORLD CO LTD                                3,782
   3,391        WPP GROUP PLC                              44,170
                                                      -----------
                TOTAL CONSUMER CYCLICAL                 5,784,540
                                                      -----------
CONSUMER NON-CYCLICAL -- 7.82%
      82        ADIDAS SALOMON AG.                          5,081
     233        AGFA GEVAERT NV                             5,554
   2,000        AJINOMOTO CO LTD                           26,007
     982        ALTADIS S.A.                               15,212
   1,000     *  ASAHI BREWERIES LTD                        10,201
      51        AUSTRIA TABAKWERKE AG.                      2,827
     177        AZUCARERA EBRO AGRICOLAS S.A.               2,017
     217        BEIERSDORF AG.                             22,512
   2,720        BOOTS CO LTD                               24,744
     408        BRITISH AMERICAN TOBACCO AUSTRALIA
                  LTD                                       2,992
   5,679        BRITISH AMERICAN TOBACCO PLC               43,243
   1,450     *  BUNZL PLC                                   8,891
   5,061        CADBURY SCHWEPPES LTD                      35,003
     285     *  CARLSBERG BREWERIES AS (CLASS A)           15,773
   1,964        CARREFOUR SUPERMARCHE S.A.                123,356

--------------------------------------------------------------------------------
SHARES                                                   VALUE
--------------------------------------------------------------------------------
     233        CASINO GUICHARD-PERRACHON S.A.        $    23,493
   2,333        COCA COLA AMATIL LTD                        6,069
      91        COLRUYT S.A.                                4,015
     252        DANISCO AS                                 10,365
     141        DELHAIZE FRERES NV                          6,704
   9,466        DIAGEO PLC                                106,052
   1,019        ELECTROLUX AB SERIES B                     13,229
      47        ERIDANIA BEGHIN-SAY S.A.                    4,086
      35        ESSILOR INTERNATIONAL S.A.                 11,418
   4,862        FOSTER'S BREWING GROUP LTD                 12,751
   1,000        FRASER & NEAVE LTD (ORD)                    3,863
      20     *  GIVAUDAN AG. (REGD)                         5,288
   3,544        GOODMAN FIELDER LTD                         2,481
     371        GROUPE DANONE                              55,938
     775        HEINEKEN NV                                46,894
   3,005     *  INTERBREW S.A.                            104,724
  59,016     *  J SAINSBURY PLC                           349,987
       5        JAPAN TOBACCO, INC                         38,791
     199        JERONIMO MARTINS SGPS S.A.                  2,055
     148        KAMPS AG.                                   1,570
   2,000        KAO CORP                                   58,143
     100        KATOKICHI CO LTD                            2,626
     282        KERRY GROUP (CLASS A)                       3,640
   1,000     *  KIKKOMAN CORP                               7,408
   3,000     *  KIRIN BREWERY CO LTD                       26,874
   6,000        LI & FUNG LTD                              10,923
   1,848        LOREAL S.A.                               158,404
   1,000        MEIJI SEIKA KAISHA LTD                      5,718
     797        METRO AG.                                  36,664
     108        NESTLE S.A. (REGD)                        251,922
   1,000        NIPPON MEAT PACKERS, INC                   13,625
   1,000        NIPPON SUISAN KAISHA LTD                    1,558
   1,000        NISSHIN FLOUR MILLING CO LTD                8,493
     400        NISSIN FOOD PRODUCTS CO LTD                 9,772
     600        ORKLA ASA                                  11,838
     140        OYJ HARTWALL ABP                            2,694
   3,556        PARMALAT FINANZIARIA S.P.A.                 5,758
     143        PERNOD-RICARD S.A.                          9,867
     845        RINASCENTE S.P.A.                           4,990
  16,859        ROYAL AHOLD NV                            543,850
   1,000        SHISEIDO & CO LTD                          11,164
      52        SOCIETE BIC S.A.                            2,045
   2,484        SONAE SGPS S.A.                             2,798
   3,161     *  SONAE SGPS S.A. (BABY SHS)                  3,472
     614        SWEDISH MATCH AB                            2,394
   1,000        TAKARA SHUZO CO LTD                        17,478
   1,482     *  TATE & LYLE PLC                             5,512
  18,448        TESCO PLC                                  75,163
      82        THE SWATCH GROUP AG. (REGD)                21,404
     100        UNI CHARM CORP                              5,078
   7,187        UNILEVER LTD                               61,516
  11,668        UNILEVER NV CERTIFICATE                   738,331
   1,879        WATERFORD WEDGWOOD PLC (UNITS)              2,205
   1,000        YAMAZAKI BAKING CO LTD                      6,961
                                                      -----------
                TOTAL CONSUMER NON-CYCLICAL             3,283,474
                                                      -----------

 54  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
SHARES                                                   VALUE
--------------------------------------------------------------------------------
ENERGY -- 5.65%
   9,508        BG GROUP PLC                          $    37,211
  78,641        BP AMOCO PLC                              634,358
   1,984        BP AMOCO PLC (SPONS ADR)                   94,984
   9,894        CENTRICA PLC                               38,316
      35        COFLEXIP S.A.                               4,449
   2,000        COSMO OIL CO LTD                            3,555
  22,310        ENTE NAZIONALE IDROCARBURI S.P.A.         142,430
   1,200        FLETCHER CHALLENGE LTD
                  (ENERGY DIVISION)                         4,540
   1,001        GAS NATURAL SDG S.A.                       18,231
  11,800        HONG KONG & CHINA GAS CO LTD               17,322
  11,059        IHC CALAND NV                             519,135
     855        ITALGAS S.P.A.                              8,548
   2,000     *  JAPAN ENERGY CORP                           3,099
      67        KONINKLIJKE VOPAK NV                        1,409
   9,508     *  LATTICE GROUP PLC                          21,446
   2,518        LASMO PLC                                   7,522
   4,000        NIPPON MITSUBISHI OIL CO                   19,264
     800        NORSK HYDRO AS                             33,837
      63        OMV AKTIENGESELLS AG.                       4,879
   5,000        OSAKA GAS CO LTD                           15,192
     213     *  PETROLEUM GEO-SERVICES ASA                  2,801
   3,395        REPSOL YPF S.A.                            54,249
   5,974        ROYAL DUTCH PETROLEUM CO                  366,022
   1,559        SANTOS LTD                                  5,214
      23        TECHNIP S.A.                                3,338
   7,000        TOKYO GAS CO LTD                           20,718
   1,950        TOTAL FINA ELF S.A.                       289,991
                                                      -----------
                TOTAL ENERGY                            2,372,060
                                                      -----------
FINANCIAL SERVICES -- 19.96%
   1,501     *  3I GROUP PLC                               27,758
   8,181        ABBEY NATIONAL PLC                        148,971
   3,867        ABN-AMRO HOLDINGS NV                       87,931
     400        ACOM CO LTD                                29,527
   3,749        AEGON NV                                  155,079
     660        ALLIANZ AG. (REGD)                        248,289
   2,371        ALLIED IRISH BANK PLC                      27,491
   1,522        AMP DIVERSIFIED PROPERTY TRUST              2,071
   2,794        AMP LTD                                    31,392
   1,857        AMVESCAP PLC                               38,114
  22,000        ASAHI BANK LTD                             74,938
   2,000     *  ASHIKAGA BANK LTD                           3,467
   3,504        ASSICURAZIONI GENERALI S.P.A.             139,155
   1,097        AXA                                       158,606
     300        BA HOLDINGS AG.                            16,504
  12,942        BANCA DI ROMA                              14,046
   1,072        BANCA INTESA RISP S.P.A.                    3,099
  13,972        BANCA INTESA S.P.A.                        67,161
     670        BANCA POPOLARE DI MILANO                    3,333
   5,224        BANCO COMERCIAL PORTUGUES S.A.
                  (REGD)                                   27,710
     483        BANCO ESPIRITO SANTO S.A. (REGD)            8,116
  12,430        BANCO SANTANDER CENTRAL HISPANO S.A.      133,036
   3,000        BANK OF EAST ASIA LTD                       7,750
   1,000        BANK OF FUKUOKA LTD                         4,273
  22,000        BANK OF TOKYO MITSUBISHI LTD              219,037

--------------------------------------------------------------------------------
SHARES                                                   VALUE
--------------------------------------------------------------------------------
   3,000        BANK OF YOKOHAMA LTD                  $    13,634
   4,223        BARCLAYS PLC                              130,708
   1,037        BAYERISCHE HYPO-UND VEREINSBANK AG.        58,220
   8,585        BCO BILBAO VIZCAYA ARGENTARIA S.A.        127,751
   3,449        BIPOP-CARIRE S.P.A.                        22,504
   1,281        BNP PARIBAS GROUP                         112,449
   1,722        BPI-SGPS S.A. (REGD)                        5,399
   1,355        BRITISH LAND CO PLC                         9,614
   1,828     *  CANARY WHARF GROUP PLC                     13,311
   3,000     *  CAPITALAND LTD                              5,190
   5,666        CGNU PLC                                   91,579
   2,043        CHRISTIANIA BANK OG KREDITKASSE            11,468
   2,000        CHUO MITSUI TRUST & BANKING CO LTD          6,164
   2,000        CITY DEVELOPMENTS LTD                       9,284
   3,558        COMMONWEALTH BANK OF AUSTRALIA             61,096
     136        CORPORACION MAPFRE S.A.                     2,591
   6,140        CREDIT LYONNAIS S.A.                      214,440
     400        CREDIT SAISON CO LTD                        8,563
     773        CREDIT SUISSE GROUP (REGD)                146,920
   6,000        DAIWA BANK LTD                              9,824
   4,000        DAIWA SECURITIES GROUP, INC                41,786
   4,000        DBS GROUP HOLDINGS LTD                     45,212
   1,380        DEN DANSKE BANK AF 1871                    24,822
   1,671        DEUTSCHE BANK AG. (REGD)                  139,310
   2,300        DNB HOLDING ASA                            12,388
   4,556        DRESDNER BANK AG. (REGD)                  198,043
     172        DROTT AB SERIES B                           2,369
      11        EURAFRANCE S.A.                             7,993
   2,034        FORTIS B                                   66,072
   2,354     *  GANDEL RETAIL TRUST                         1,475
      39        GECINA                                      3,734
   4,677        GENERAL PROPERTY TRUST                      7,190
      18        GENERALI HOLDING VIENNA AG.                 3,092
   1,000        GUNMA BANK LTD                              4,894
   5,600        HALIFAX GROUP PLC                          55,503
     396        HAMMERSON PLC                               2,729
   3,000        HANG LUNG DEVELOPMENT CO LTD                2,673
   5,700        HANG SENG BANK LTD                         76,731
   3,000        HENDERSON LAND DEVELOPMENT CO LTD          15,269
   3,000     *  HOKURIKU BANK LTD                           6,252
  25,100        HSBC HOLDINGS PLC (UNITED KINGDOM)        369,319
   3,000        HYSAN DEVELOPMENT CO LTD                    4,230
   2,715        ING GROEP NV                              216,866
     842        IRISH LIFE AND PERMANENT PLC               10,434
   2,000        JOYO BANK                                   6,357
     821        KBC BANCASSURANCE HOLDINGS NV              35,556
   1,384        LAND SECURITIES PLC                        17,418
  13,666        LEGAL & GENERAL GROUP PLC                  37,664
   1,300        LEND LEASE CORP LTD                        12,091
  61,740        LLOYDS TSB GROUP PLC                      652,968
   1,443        MEDIOBANCA S.P.A.                          16,365
     147        METROVACESA S.A.                            2,130
     982     *  MIRVAC GROUP                                1,946
   3,000        MITSUBISHI ESTATE CO LTD                   32,049
   4,000        MITSUBISHI TRUST & BANKING CORP            27,530
   2,000        MITSUI FUDOSAN CO LTD                      19,877
   2,000        MITSUI TAISHO MARINE & FIRE CO LTD         11,471

See notes to financial statements                        2000 ANNUAL REPORT   55

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
SHARES                                                   VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
      26        MIZUHO HOLDINGS, INC                  $   161,191
     483        MUENCHENER RUECKVER AG. (REGD)            172,316
   4,166        NATIONAL AUSTRALIA BANK LTD                66,690
   5,000     *  NEW WORLD DEVELOPMENT CO LTD                6,057
     200        NICHIEI CO LTD (KYOTO)                      1,063
   5,000        NOMURA SECURITIES CO LTD                   89,974
   5,765        NORDEA AB                                  43,685
   2,540        NORDIC BALTIC HOLDING AB                   19,808
     200        ORIX CORP                                  20,070
   3,000        OVERSEAS CHINESE BANKING CORP LTD          22,317
   1,000        PARKWAY HOLDINGS LTD                        1,845
      94        POHJOLA GROUP INSURANCE CO LTD
                  SERIES B                                  4,147
     300        PROMISE CO LTD                             21,278
     487        PROVIDENT FINANCIAL PLC                     7,194
   5,494        PRUDENTIAL PLC                             88,388
     906        QBE INSURANCE GROUP LTD                     4,978
   1,785        RAS S.P.A.                                 27,835
  62,709        ROYAL & SUN ALLIANCE INSURANCE GROUP
                  PLC                                     536,755
  26,379     *  ROYAL BANK OF SCOTLAND PLC                623,385
     113        SAI S.P.A.                                  2,239
  39,000        SAKURA BANK LTD                           235,640
     134        SAMPO-LEONIA INSURANCE SERIES A             7,233
   3,896        SAN PAOLO-IMI S.P.A.                       62,986
  10,000        SANWA BANK LTD                             70,140
     744        SCHRODERS PLC (NEW)                        14,681
   1,000        SEVENTY-SEVEN (77) BANK LTD                 5,700
   2,000        SHIZUOKA BANK LTD                          18,196
      35        SIMCO S.A. (REGD)                           2,418
  10,000        SINO LAND CO LTD                            5,224
   2,848        SKANDIA FORSAKRINGS AB                     46,332
   1,792        SKANDINAVISKA ENSKILDA BANKEN SERIES
                  A                                        19,751
     921        SLOUGH ESTATES PLC                          5,654
   1,102        SOCIETE GENERALE S.A.                      68,491
     808        STOCKLAND TRUST GROUP (UNITS)               1,751
     582        STOREBRAND ASA SERIES A                     4,124
  17,000        SUMITOMO BANK LTD                         174,615
   1,000        SUMITOMO MARINE & FIRE INSURANCE CO         6,453
   7,000        SUN HUNG KAI PROPERTIES LTD                69,776
     959        SUNCORP-METWAY LTD                          5,742
   1,983        SVENSKA HANDELSBANKEN SERIES A             33,941
      38        SWISS REINSURANCE CO                       91,101
     400        TAKEFUJI CORP                              25,219
   7,000        TOKAI BANK LTD                             30,341
   4,000        TOKIO MARINE & FIRE INSURANCE CO LTD       45,849
   1,110        UBS AG. (REGD)                            181,175
      14        UNIBAIL S.A.                                2,230
  13,965        UNICREDITO ITALIANO S.P.A.                 73,028
   3,000        UNITED OVERSEAS BANK LTD                   22,490
     629        VALLEHERMOSO S.A.                           3,826
     374        WCM BETEILIGUNGS & GRUNDBESITZ AG.          5,618
   4,565        WESTFIELD TRUST (UNITS)                     8,614
   5,046     *  WESTPAC BANKING CORP                       36,993
   6,000        WHARF HOLDINGS LTD                         14,577

--------------------------------------------------------------------------------
SHARES                                                   VALUE
--------------------------------------------------------------------------------
   2,000        WING TAI HOLDINGS LTD                 $     1,453
     221     *  ZURICH FINANCIAL SERVICES AG.             133,241
                                                      -----------
                TOTAL FINANCIAL SERVICES                8,385,189
                                                      -----------
HEALTH CARE -- 6.52%
   4,826        ASTRAZENECA PLC (UNITED KINGDOM)          243,306
   2,164        AVENTIS S.A.                              189,960
     491     *  CELLTECH GROUP PLC                          8,676
   1,000        CHUGAI PHARMACEUTICAL CO LTD               16,637
      93        COCHLEAR LTD                                1,885
     362        CSL LTD                                     7,856
   1,000        DAIICHI PHARMACEUTICAL CO LTD              29,772
   1,000        EISAI CO LTD                               35,026
     758     *  ELAN CORP PLC                              36,863
     650        F.H. FAULDING & CO LTD                      4,265
     220        FRESENIUS MEDICAL CARE AG.                 17,969
     609        GAMBRO AB (CLASS A)                         4,421
     232        GAMBRO AB (CLASS B)                         1,659
     133        GEHE AG.                                    5,088
  35,760     *  GLAXOSMITHKLINE PLC                     1,009,605
      61        INSTRUMENTARIUM OYJ SERIES B FREE           1,202
   1,000        KYOWA HAKKO KOGYO                           6,917
     458        MERCK & CO KGAA                            20,209
     191        NOVARTIS AG. (REGD)                       337,683
     200        NOVO NORDISK AS (CLASS B)                  35,849
   1,594        NYCOMED AMERSHAM PLC                       13,274
     359     *  QIAGEN NV                                  13,043
      25        ROCHE HOLDINGS AG. (GENUSSCHEINE)         254,705
   1,000        SANKYO CO LTD                              23,993
   1,972        SANOFI-SYNTHELABO S.A.                    131,449
     536        SCHERING AG.                               30,444
   1,000        SHIONOGI & CO LTD                          20,402
   1,711        SMITH & NEPHEW PLC                          7,923
     601     *  SSL INTERNATIONAL PLC                       4,488
   1,000        TAISHO PHARMACEUTICAL CO LTD               27,057
   2,000        TAKEDA CHEMICAL INDUSTRIES LTD            118,389
     400        TERUMO CORP                                 8,756
     392        UCB S.A.                                   14,529
     155        WILLIAM DEMANT AS                           7,116
   1,000        YAMANOUCHI PHARMACEUTICAL CO LTD           43,257
     219        ZELTIA S.A.                                 2,559
      54     *  ZELTIA S.A. (NEW)                             631
                                                      -----------
                TOTAL HEALTH CARE                       2,736,863
                                                      -----------
OTHER -- 3.80%
      47        ADECCO S.A. (REGD)                         29,583
     816        ASSA ABLOY AB SERIES B                     15,955
     700        AUCKLAND INTERNATIONAL AIRPORT LTD            972
     200        BENESSE CORP                                7,425
   6,300        BRIERLEY INVESTMENTS LTD                      780
   2,661     *  BAA PLC                                    24,565
   1,467        CAPITA GROUP PLC                           10,957
   1,369     *  CHUBB PLC                                   3,231
     181        DCC PLC                                     1,937
     809     *  ELECTROCOMPONENTS PLC                       8,000
      36        FLUGHAFEN WIEN AG.                          1,362
   6,900        FUGRO NV                                  445,365

 56  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
SHARES                                                   VALUE
--------------------------------------------------------------------------------
OTHER -- (CONTINUED)
      57        GROUP 4 FALCK A/S                     $     7,600
      66        GROUPE BRUXELLES LAMBERT S.A.              15,676
     229        HAGEMEYER NV                                5,106
  20,591        HAYS PLC                                  118,729
  13,000        HUTCHINSON WHAMPOA LTD                    162,085
     100     *  ISS - INTERNATIONAL SERVICE SYSTEM
                  A/S                                       6,805
   4,000     *  ITOCHU CORP                                18,634
   2,000        KEPPEL CORP LTD                             3,898
   1,369     *  KIDDE PLC                                   1,472
   3,000     *  MARUBENI CORP                               7,092
   4,000        MITSUBISHI CORP                            29,492
   4,000        MITSUI & CO LTD                            25,183
     184        OCE NV                                      2,936
     187        OM GRUPPEN AB                               4,617
   2,415        PACIFIC DUNLOP LTD                          2,012
     449        PREUSSAG AKTIEGESELLSCHAFT AG.             16,271
   5,376        RENTOKIL INITIAL PLC                       18,550
   1,000        SECOM CO LTD                               65,236
     903        SECURITAS AB SERIES B FREE                 16,747
   1,200        SOFTBANK CORP                              41,716
   1,570        SOUTHCORP LTD                               4,269
   3,000        SUMITOMO CORP                              21,593
      14        SURVEILLANCE S.A. SOCIETE DE                4,319
   4,000        SWIRE PACIFIC LTD (CLASS A)                28,846
   1,210        TNT POST GROUP NV                          29,263
   2,000        UNITED INDUSTRIAL CORP                        980
  31,694        VEDIOR NV                                 382,362
     685        WESFARMERS LTD                              6,159
                                                      -----------
                TOTAL OTHER                             1,597,780
                                                      -----------
PRODUCER DURABLES -- 4.11%
     779        ABB LTD (SWITZERLAND)                      83,043
     300        ADVANTEST CORP                             28,108
   1,000        AMADA CO LTD                                7,443
     480        ATLAS COPCO AB SERIES B FREE               10,047
      28     *  BARCO (NEW) NV                              2,100
      56     *  BARCONET NV                                   456
   3,000     *  CHARTERED SEMICONDUCTOR MANUFACTUR-
                  ING LTD (SINGAPORE)                       8,200
   1,000        DAIKIN INDUSTRIES LTD                      19,264
   1,000        EBARA CORP                                 10,866
     700        FANUC LTD                                  47,627
      20        FISCHER (GEORGE) LTD (REGD)                 5,677
   1,086        FKI PLC                                     3,568
     190        FLS INDUSTRIES AS (CLASS B)                 2,724
     100        FUJI MACHINE MANUFACTURING CO               2,679
   5,000        FUJITSU LTD                                73,730
  10,000        HITACHI LTD                                89,142
   2,000     *  HITACHI ZOSEN CORP                          1,523
   1,036        IMI PLC                                     3,667
   8,131     *  INVENSYS PLC                               19,008
   2,000     *  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES
                  CO LTD                                    4,273
   2,000     *  KAWASAKI HEAVY INDUSTRIES LTD               2,136
   2,000        KOMATSU LTD                                 8,844
      45        KONE CORP SERIES B                          3,147

--------------------------------------------------------------------------------
SHARES                                                   VALUE
--------------------------------------------------------------------------------
  14,144        KONINKLIJKE PHILIPS ELECTRONICS NV    $   518,148
   3,000        KUBOTA CORP                                 9,141
      13     *  KUDELSKI S.A. (BR)                         14,440
     230     *  KVAERNER INDUSTRIER AS SERIES A             1,630
     366        METSO OYJ                                   4,089
   6,000        MITSUBISHI ELECTRIC CORP                   36,935
  10,000        MITSUBISHI HEAVY INDUSTRIES LTD            43,607
   1,000     *  MITSUI ENGINEERING & SHIP BUILDING
                  CO LTD                                      919
   4,000        NIPPON ELECTRIC CORP                       73,205
      23        NKT HOLDINGS AS                             5,358
   1,000        NSK LTD                                     6,120
   1,000        NTN TOYO BEARING CO LTD                     3,108
     620     *  SANDVIK AB                                 14,915
       3        SCHINDLER HOLDINGS LTD (REGD)               4,718
     429        SCHNEIDER ELECTRIC S.A.                    31,294
   3,000        SEMBCORP INDUSTRIES LTD                     2,941
      41     *  SGL CARBON AG.                              2,186
      63        SIDEL S.A.                                  2,862
   1,650        SIEMENS AG. (REGD)                        215,711
   7,000        SINGAPORE TECHNOLOGIES ENGINEERING
                  LTD                                      11,262
     200        SMC CORP                                   25,744
     367        SMITH (HOWARD) LTD                          1,712
       7        SULZER WINTERTHUR AG. (REGD)                5,049
   1,000        SUMITOMO HEAVY INDUSTRIES LTD               1,558
   3,000        SURUGA SEIKI CO LTD                       118,214
     248        SVENKA KULLAGERFABRIKEN AB SERIES B         3,745
     500        TOKYO ELECTRON CO LTD                      27,495
     348        TOMRA SYSTEMS AS                            6,748
   9,000        TOSHIBA CORP                               60,210
      35        VA TECHNOLOGIE AG. (BR)                     1,051
     420        VESTAS WIND SYSTEMS A/S                    22,717
     122        WARTSILA OYJ SERIES B                       2,256
   1,000        YOKOGAWA ELECTRIC CORP                      8,450
     332        ZARDOYA OTIS S.A.                           2,914
                                                      -----------
                TOTAL PRODUCER DURABLES                 1,727,724
                                                      -----------
TECHNOLOGY -- 19.06%
  14,761        ALCATEL                                   838,429
  20,000        ALPS ELECTRIC CO LTD                      305,079
  59,535     *  ARM HOLDINGS PLC                          450,001
      39     *  ASCOM HOLDING AG.                           2,551
   1,035     *  ASM LITHOGRAPHY HOLDINGS NV                23,505
   1,000        ASM PACIFIC TECHNOLOGY LTD                  1,423
   2,000     *  CANON, INC                                 70,052
     300        CAP GEMINI S.A.                            48,388
   2,125     *  CHECK POINT SOFTWARE TECHNOLOGIES
                  LTD                                     283,820
   1,000        CITIZEN WATCH CO LTD                        7,294
   1,415        CMG PLC                                    18,917
   1,309        COMPUTERSHARE LTD                           6,275
     200        CREATIVE TECHNOLOGY LTD                     2,272
     100        CSK CORP                                    1,455
   2,000        DAI NIPPON PRINTING CO LTD                 29,789
     278        DASSAULT SYSTEMS S.A.                      19,052
     167     *  EPCOS AG.                                  14,581
   1,161        ERG LTD                                     1,766

See notes to financial statements                        2000 ANNUAL REPORT   57

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
SHARES                                                   VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
  21,742        ERICSSON TELEFON (LM) AB SERIES B     $   247,708
  13,048     *  FLEXTRONICS INTERNATIONAL LTD             371,868
  25,000        FUJIKURA LTD                              187,391
   2,000        FURUKAWA ELECTRIC CO LTD                   34,938
     717        GETRONICS NV                                4,213
     100        HIROSE ELECTRIC CO LTD                      9,632
  12,000        HITACHI CABLE LTD                         109,072
     300        HOYA CORP                                  22,066
  92,800     *  JOHNSON ELECTRIC HOLDINGS LTD             142,770
     600        KEYENCE CORP                              147,110
   1,000        KONICA CORP                                 8,187
     500        KYOCERA CORP                               54,597
  18,537        LOGICA PLC                                484,583
     290        LONDON BRIDGE SOFTWARE HOLDINGS PLC         1,429
  67,259     *  MARCONI PLC                               722,390
     357     *  MERKANTILDATA ASA                           1,388
   1,000        MINEBEA CO LTD                              9,264
   1,390        MISYS PLC                                  13,704
   1,900        MURATA MANUFACTURING CO LTD               222,943
   1,000        NATSTEEL ELECTRONICS LTD                    4,527
     114     *  NAVISIONDAMGAARD A/S                        2,036
   1,000        NGK SPARK PLUG CO LTD                      14,623
     200        NIDEC CORP                                  9,457
   1,000        NIKON CORP                                 10,700
     300        NITTO DENKO CORP                            8,143
  29,029        NOKIA OYJ                               1,294,555
   1,000        OLYMPUS OPTICAL CO LTD                     17,294
   1,000        OMNI INDUSTRIES LTD                         1,470
   1,000        OMRON CORP                                 20,796
   1,152        PSION PLC                                   4,930
   1,000     *  QPL INTERNATIONAL HOLDINGS LTD                573
   2,000        RICOH CO LTD                               36,952
   1,800        ROHM CO                                   349,755
   3,246        SAGE GROUP PLC                             14,873
      90        SAGEM S.A.(NEW)                            12,032
     967        SAP AG.                                   112,393
     300     *  SEIKOH GIKEN CO LTD                        69,352
   1,395        SEMA PLC                                    6,142
   1,000        SINGAPORE COMPUTER SYSTEMS LTD              1,297
  81,159        SPIRENT PLC                               739,535
   2,484        ST MICROELECTRONICS NV                    108,442
  12,000        SUMITOMO ELECTRIC INDUSTRIES CO           196,918
     139        TIETOENATOR CORP                            3,954
   2,000        TOPPAN PRINTING CO LTD                     17,425
      33     *  UNAXIS HOLDING AG.                          7,432
   1,000        VARITRONIX INTERNATIONAL LTD                  910
   1,000        VENTURE MANUFACTURING LTD
                  (SINGAPORE)                               6,689
     825        WM-DATA AB SERIES B                         3,960
   1,000        YAMAHA CORP                                 9,807
                                                      -----------
                TOTAL TECHNOLOGY                        8,006,874
                                                      -----------
                TRANSPORTATION -- 1.47%
   3,461     *  ALITALIA S.P.A.                             6,222
     100        AUSTRIAN AIRLINES/OEST LUFTV AG.            1,153
     168        BERGESEN D.Y. AS (CLASS B)                  2,419
     584        BRAMBLES INDUSTRIES LTD                    13,628

--------------------------------------------------------------------------------
SHARES                                                   VALUE
--------------------------------------------------------------------------------
   2,523        BRITISH AIRWAYS PLC                   $    14,717
   8,000        CATHAY PACIFIC AIRWAYS LTD                 14,769
       6        CENTRAL JAPAN RAILWAY CO                   36,935
      68        CMB CIE MARITIME BELGE S.A.                 5,107
       2        DAMPSKIBSSELSKABET AF 1912 (CLASS B)       17,358
       2        DAMPSKIBSSELSKABET SVENDBORG (CLASS
                  B)                                       23,396
   1,151        DEUTSCHE LUFTHANSA AG. (REGD)              29,165
      11        EAST JAPAN RAILWAY CO                      64,536
     651        EXEL PLC                                    9,238
   5,000        JAPAN AIRLINES CO LTD                      22,898
   1,000        KAWASAKI KISEN KAISHA LTD                   1,506
   1,000        KEIHIN ELECTRIC EXPRESS RAILWAY CO
                  LTD                                       3,975
   4,000        KINKI NIPPON RAILWAY CO LTD                16,672
     121     *  KLM (ROYAL DUTCH AIRLINES) NV               2,783
     647        MAYNE NICKLESS LTD                          2,099
   2,000     *  NEPTUNE ORIENT LINES LTD                    1,568
   3,000        NIPPON EXPRESS CO LTD                      18,126
   3,000        NIPPON YUSEN KABUSHIKI KAISHA              12,399
   1,585        PENINSULAR & ORIENTAL STEAM NAVIGA-
                  TION CO                                   7,505
   1,315     *  RAILTRACK GROUP PLC                        18,170
     809     *  RYANAIR HOLDINGS PLC                        8,734
      17        SAIRGROUP                                   2,711
   1,000        SEINO TRANSPORTATION CO LTD                 4,211
   3,000        SINGAPORE AIRLINES LTD (LR)                29,757
   5,851        STAGECOACH HOLDINGS PLC                     5,768
   2,000        TOBU RAILWAY CO LTD                         5,884
  36,000        TOKYU CORP                                194,186
   1,000        YAMATO TRANSPORT CO LTD                    18,388
                                                      -----------
                TOTAL TRANSPORTATION                      615,983
                                                      -----------
                UTILITIES -- 11.05%
     483        AQUAS DE BARCELONA S.A.                     5,899
       4     *  AQUAS DE BARCELONA S.A. (NEW)                  50
     914        AUSTRALIA GAS LIGHT CO                      6,462
     621        AUTOPISTAS CONCESIONARIA ESPANOLA
                  S.A.                                      5,427
   2,518        AUTROSTRADE S.P.A.                         16,666
     615        AWG PLC                                     5,282
 190,650     *  AWG PLC (REDMBLE SHS)                         242
     792        BOUYGUES S.A.                              35,877
     622        BRISA-AUTO ESTRADAS DE PORTUGAL S.A.        5,547
  18,055     *  BRITISH TELECOMMUNICATIONS PLC            154,271
  16,597        CABLE & WIRELESS PLC                      223,877
   5,000        CLP HOLDINGS LTD                           24,936
  20,305     *  COLT TELECOM GROUP PLC                    436,774
   1,000        CONTACT ENERGY LTD                          1,172
   8,107        DEUTSCHE TELEKOM AG.                      244,320
   1,887        E.ON AG.                                  114,799
   6,000     *  EIRCOM PLC                                 15,209
     153        ELECTRABEL NV                              34,589
   7,905        ELECTRICIDADE DE PORTUGAL S.A.             26,123
   2,654        ENDESA S.A.                                45,224
  20,312        ENEL S.P.A.                                78,949
   3,564        FRANCE TELECOM S.A.                       307,346
   2,506        IBERDROLA S.A.                             31,409
   2,727     *  INTERNATIONAL POWER PLC                    10,224

 58  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
SHARES                                                   VALUE
--------------------------------------------------------------------------------
UTILITIES -- (CONTINUED)
   2,900        KANSAI ELECTRIC POWER CO, INC         $    49,239
   2,465        KPN NV                                     28,372
   3,688     *  NATIONAL GRID GROUP PLC                    33,523
     287     *  NETCOM AB SERIES B                         11,923
      40        NIPPON TELEGRAPH & TELEPHONE CORP         288,267
       9        NTT DOCOMO, INC                           155,254
      71        OESTERREICHISCHE ELEKTRIZITAETSWIR-
                  SCHAFTS AG.                               7,199
  37,419     *  PACIFIC CENTURY CYBERWORKS LTD             24,226
   2,745        PORTUGAL TELECOM S.A.                      25,101
   1,488     *  RHEIN-WESTFALEN ELECTRIC AG. (STAMM)       66,008
   5,066     *  SCOTTISH POWER PLC                         40,032
  18,000     *  SINGAPORE TELECOMMUNICATIONS LTD           27,923
   2,074        SONERA GROUP OYJ                           37,580
     576        LYONNAISE DES EAUX S.A.                   105,180
     184        SWISSCOM AG. (REGD)                        47,859
  21,049        TELECOM ITALIA MOBILE S.P.A.              167,975
     600        TELE DANMARK AS                            24,453
   5,559        TELECOM CORP OF NEW ZEALAND LTD            11,831
  11,527        TELECOM ITALIA S.P.A.                     127,484
  12,055     *  TELEFONICA DE ESPANA S.A.                 199,193
   4,160     *  TELIA AB                                   21,382
  21,647        TELSTRA CORP                               77,256
     890        THAMES WATER PLC                           16,020
   1,600        TOHOKU ELECTRIC POWER CO, INC              21,394
   3,800        TOKYO ELECTRIC POWER CO, INC               94,334
     961        UNION ELECTRICA FENOSA S.A.                17,638
   1,032     *  UNITED UTILITIES PLC                       10,251
 239,720     *  VODAFONE GROUP PLC                        879,120
   5,433        VODAFONE GROUP PLC (SPON ADR)             194,569
                                                      -----------
                TOTAL UTILITIES                         4,641,260
                                                      -----------
TOTAL COMMON STOCK
(Cost $46,564,535)                                     41,668,368
                                                      -----------
SHORT TERM INVESTMENT -- 1.16%
U.S. GOVERNMENT AND AGENCY -- 1.16%
                FEDERAL HOME LOAN BANK (FHLB)
$491,000          5.150%, 01/02/01                        490,930
                                                      -----------
TOTAL SHORT TERM INVESTMENT
(Cost $490,930)                                           490,930
                                                      -----------
TOTAL PORTFOLIO -- 100.67%
(Cost $47,174,978)                                     42,287,681
OTHER ASSETS & LIABILITIES, NET -- (0.67)%               (281,514)
                                                      -----------
NET ASSETS -- 100.00%                                 $42,006,167
                                                      ===========

---------------
* Non-income producing

At December 31, 2000, the aggregate cost of portfolio investments for federal income tax purposes was $48,605,425. Net unrealized depreciation of portfolio investments aggregated $6,317,744 of which $3,200,495 related to appreciated portfolio investments and $9,518,239 related to depreciated portfolio investments.

See notes to financial statements                        2000 ANNUAL REPORT   59

TIAA-CREF LIFE FUNDS                                   SOCIAL CHOICE EQUITY FUND
                            STATEMENT OF INVESTMENTS

                               December 31, 2000


--------------------------------------------------------------------------------
SHARES                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 99.06%
BASIC INDUSTRIES -- 1.98%
 1,813         AIR PRODUCTS & CHEMICALS, INC         $    74,333
 1,062      *  BIRMINGHAM STEEL CORP                       1,062
   625         CABOT CORP                                 16,484
   175      *  CABOT MICROELECTRONICS CORP                 9,089
 3,964         CROWN CORK & SEAL CO, INC                  29,482
   800         ECOLAB, INC                                34,550
   105         FLEETWOOD ENTERPRISES, INC                  1,102
   234         FULLER (H.B.) CO                            9,232
 2,328         MASCO CORP                                 59,800
   214         NCH CORP                                    8,132
 1,298         NUCOR CORP                                 51,514
 1,055         POLYONE CORP                                6,198
 2,004         PPG INDUSTRIES, INC                        92,810
   800         SCHULMAN (A.), INC                          9,200
   700         SIGMA ALDRICH CORP                         27,518
 1,671         SONOCO PRODUCTS CO                         36,135
 1,948      *  STORA ENSO OYJ (SPONS ADR)                 22,889
   214         WD-40 CO                                    4,159
 2,700         WORTHINGTON INDUSTRIES, INC                21,768
                                                     -----------
               TOTAL BASIC INDUSTRIES                    515,457
                                                     -----------
CONSUMER CYCLICAL -- 8.42%
 1,030      *  AT & T - LIBERTY MEDIA GROUP (CLASS
                 A)                                       13,969
    67         BANDAG, INC                                 2,717
 1,376      *  CLEAR CHANNEL COMMUNICATIONS, INC          66,650
   662         DARDEN RESTAURANTS, INC                    15,143
 3,400         DELPHI AUTOMOTIVE SYSTEMS CORP             38,250
 6,029         DISNEY (WALT) CO                          174,464
   519         DOW JONES & CO, INC                        29,388
   328         FEDERAL-MOGUL CORP                            758
   204      *  FEDERATED DEPARTMENT STORES, INC            7,140
 1,396         GANNETT CO, INC                            88,035
 1,891         GAP, INC                                   48,220
 2,130         GENUINE PARTS CO                           55,779
   329         GRACO, INC                                 13,612
 1,064      *  K MART CORP                                 5,652
   299         KNIGHT-RIDDER, INC                         17,005
   300      *  KOHL'S CORP                                18,300
   162         LIZ CLAIBORNE, INC                          6,743
   619         MAY DEPARTMENT STORES CO                   20,272
 4,751         MCDONALD'S CORP                           161,534
 1,399         MCGRAW HILL COS, INC                       82,016
   292         MODINE MANUFACTURING CO                     6,059
   625         NEW YORK TIMES CO (CLASS A)                25,039
   920         NIKE, INC (CLASS B)                        51,347
   605         OMNICOM GROUP, INC                         50,139
   575         PENNEY, (J.C.) CO, INC                      6,253
    97         ROUSE CO                                    2,473
 1,059         SEARS ROEBUCK & CO                         36,800
 2,694         SYSCO CORP                                 80,820
 1,854         TARGET CORP                                59,791
 3,472         TIME WARNER, INC                          181,377
   627         TRIBUNE CO                                 26,490
   358         V.F. CORP                                  12,973
 3,861      *  VIACOM, INC (CLASS B)                     180,501

--------------------------------------------------------------------------------
SHARES                                                  VALUE
--------------------------------------------------------------------------------
10,936         WAL-MART STORES, INC                  $   580,975
   460         WHIRLPOOL CORP                             21,936
                                                     -----------
               TOTAL CONSUMER CYCLICAL                 2,188,620
                                                     -----------
CONSUMER NON-CYCLICAL -- 10.39%
 1,394         ALBERTSON'S, INC                           36,941
 1,025         AVON PRODUCTS, INC                         49,071
   400      *  BEST BUY CO, INC                           11,825
 1,703         CAMPBELL SOUP CO                           58,966
 1,123         CLOROX CO                                  39,866
 6,739         COCA COLA CO                              410,657
 1,062         COCA COLA ENTERPRISES, INC                 20,178
 2,203         COLGATE PALMOLIVE CO                      142,203
   600      *  COSTCO WHOLESALE CORP                      23,962
   957         CVS CORP                                   57,360
 1,634         GENERAL MILLS, INC                         72,815
 2,914         GILLETTE CO                               105,268
   787         HASBRO, INC                                 8,361
 1,908         HEINZ (H.J.) CO                            90,510
   682         HERSHEY FOODS CORP                         43,903
 5,784         HOME DEPOT, INC                           264,256
   723         INTERNATIONAL FLAVORS & FRAGRANCES,
                 INC                                      14,685
 1,564         KELLOGG CO                                 41,055
 1,839      *  KROGER CO                                  49,767
   821         LOWE'S COS, INC                            36,534
 2,142         MATTEL, INC                                30,930
   112         MCCORMICK & CO, INC (NON-VOTE)              4,039
 1,467         NEWELL RUBBERMAID, INC                     33,374
   350         PEPSI BOTTLING GROUP, INC                  13,978
 4,410         PEPSICO, INC                              218,570
 4,685         PROCTER & GAMBLE CO                       367,479
   815         QUAKER OATS CO                             79,360
   467         RADIOSHACK CORP                            19,993
   100         RALSTON PURINA CO                           2,612
 1,108      *  SAFEWAY, INC                               69,250
   422      *  TOYS 'R' US, INC                            7,042
 1,584         UNILEVER NV (NEW YORK SHS)                 99,693
 2,815         WALGREEN CO                               117,702
   313         WHITMAN CORP                                5,125
   540         WRIGLEY (WM) JR CO                         51,738
                                                     -----------
               TOTAL CONSUMER NON-CYCLICAL             2,699,068
                                                     -----------
ENERGY -- 3.84%
 2,006         ANADARKO PETROLEUM CORP                   142,586
 1,245         APACHE CORP                                87,227
 1,800         BAKER HUGHES, INC                          74,812
   381      *  BJ SERVICES CO                             26,241
 2,092         BURLINGTON RESOURCES, INC                 105,646
   747         DEVON ENERGY CORP (NEW)                    45,544
   490      *  GRANT PRIDECO, INC                         10,749
 1,900         HALLIBURTON CO                             68,875
 1,004         HELMERICH & PAYNE, INC                     44,050
 1,101         MITCHELL ENERGY & DEVELOPMENT CORP
                 (CLASS A)                                67,436
 1,453         MURPHY OIL CORP                            87,815
   741      *  NABORS INDUSTRIES, INC                     43,830
   985         NOBLE AFFILIATES, INC                      45,310
   612      *  NOBLE DRILLING CORP                        26,583
   664      *  PARKER DRILLING CO                          3,361

 60  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                   SOCIAL CHOICE EQUITY FUND


--------------------------------------------------------------------------------
SHARES                                                  VALUE
--------------------------------------------------------------------------------
ENERGY -- (CONTINUED)
   859      *  ROWAN COS, INC                        $    23,193
   272      *  SMITH INTERNATIONAL, INC                   20,281
 1,107         TRANSOCEAN SEDCO FOREX, INC                50,922
   490      *  WEATHERFORD INTERNATIONAL, INC             23,152
                                                     -----------
               TOTAL ENERGY                              997,613
                                                     -----------
FINANCIAL SERVICES -- 21.46%
   800         AEGON NV ARS                               33,150
   400         AFLAC, INC                                 28,875
 2,551         ALLSTATE CORP                             111,127
 5,253         AMERICAN EXPRESS CO                       288,586
 1,330         AMERICAN GENERAL CORP                     108,395
 6,688         AMERICAN INTERNATIONAL GROUP, INC         659,186
 5,381         BANK OF AMERICA CORP                      246,853
 2,260         BANK OF NEW YORK CO, INC                  124,723
 3,484         BANK ONE CORP                             127,601
   103         BEAR STEARNS COS, INC                       5,220
   400         CAPITAL ONE FINANCIAL CORP                 26,325
   180         CARRAMERICA REALTY CORP                     5,636
   659         CHUBB CORP                                 57,003
14,094         CITIGROUP, INC                            719,675
   120      *  CNA FINANCIAL CORP                          4,650
   689         CONSECO, INC                                9,086
   517         CRESCENT REAL ESTATE EQUITIES CO           11,503
   284         DUKE-WEEKS REALTY CORP                      6,993
   100         EQUITY OFFICE PROPERTIES TRUST              3,262
 2,475         FGLMC                                     170,465
 1,050         FIFTH THIRD BANCORP                        62,737
 3,410         FIRST UNION CORP                           94,840
 2,100         FIRSTAR CORP                               48,825
 2,385         FLEETBOSTON FINANCIAL CORP                 89,586
 3,726         FNMA                                      323,230
   350      *  GARTNER GROUP, INC (CLASS A)                2,415
 2,188         HOUSEHOLD INTERNATIONAL, INC              120,340
   210         JEFFERSON-PILOT CORP                       15,697
 4,574         JP MORGAN CHASE & CO                      291,754
   836         KEYCORP                                    23,408
   350         LEUCADIA NATIONAL CORP                     12,403
 1,649         MARSH & MCLENNAN COS, INC                 192,933
 2,881         MBNA CORP                                 106,416
 1,077         MELLON FINANCIAL CORP                      52,974
 2,364         MERRILL LYNCH & CO, INC                   161,195
 3,177         MORGAN STANLEY DEAN WITTER & CO           251,776
 1,760         NATIONAL CITY CORP                         50,600
   300         NORTHERN TRUST CORP                        24,468
 1,349         PNC FINANCIAL SERVICES GROUP, INC          98,561
   948         PROVIDIAN FINANCIAL CORP                   54,510
   176         SAFECO CORP                                 5,786
 3,155         SCHWAB (CHARLES) CORP                      89,523
   592         SIMON PROPERTY GROUP, INC                  14,208
    88         SPIEKER PROPERTIES, INC                     4,411
   352         ST. PAUL COS, INC                          19,118
   200         STATE STREET CORP                          24,842
 1,058         SUNTRUST BANKS, INC                        66,654
   142         THE GOLDMAN SACHS GROUP, INC               15,185
 2,040         U.S. BANCORP                               59,542

--------------------------------------------------------------------------------
SHARES                                                  VALUE
--------------------------------------------------------------------------------
   773         USA EDUCATION, INC                    $    52,564
   645         WACHOVIA CORP                              37,490
 1,360         WASHINGTON MUTUAL, INC                     72,165
   551         WEINGARTEN REALTY INVESTORS, INC           24,106
 4,701         WELLS FARGO CO                            261,786
                                                     -----------
               TOTAL FINANCIAL SERVICES                5,574,362
                                                     -----------
HEALTH CARE -- 14.54%
   200         AETNA, INC (NEW)                            8,212
   495         ALLERGAN, INC                              47,922
   940      *  ALZA CORP                                  39,950
 2,700      *  AMGEN, INC                                172,631
   500         APPLERA CORP (APPLIED BIOSYSTEMS
                 GROUP)                                   47,031
   283         BAUSCH & LOMB, INC                         11,443
 1,027      *  BAXTER INTERNATIONAL, INC                  90,696
 1,239         BECTON DICKINSON & CO                      42,900
   250         BERGEN BRUNSWIG CORP (CLASS A)              3,957
   550         BIOMET, INC                                21,828
 1,249      *  BOSTON SCIENTIFIC CORP                     17,095
 5,555         BRISTOL MYERS SQUIBB CO                   410,723
   829         CARDINAL HEALTH, INC                       82,589
   691         CIGNA CORP                                 91,419
   145      *  EDWARDS LIFESCIENCES CORP                   2,573
   244      *  FOREST LABORATORIES, INC                   32,421
    38      *  GENZYME CORP (BIOSURGERY DIVISION)            330
   120      *  GENZYME CORP (GENERAL DIVISION)            10,792
   154      *  GENZYME-MOLECULAR ONCOLOGY                  1,414
 1,060      *  GUIDANT CORP                               57,173
 2,550         HCA-THE HEALTHCARE CO                     112,225
   251         HILLENBRAND INDUSTRIES, INC                12,926
   200      *  HUMANA, INC                                 3,050
 1,175         IMS HEALTH, INC                            31,725
   192      *  IVAX CORP                                   7,353
 4,646         JOHNSON & JOHNSON CO                      488,120
    62      *  LIFEPOINT HOSPITALS, INC                    3,107
 3,000         LILLY (ELI) & CO                          279,187
   605         MCKESSON HBOC, INC                         21,713
 3,640         MEDTRONIC, INC                            219,765
 6,387         MERCK & CO, INC                           597,983
   205         MYLAN LABORATORIES, INC                     5,163
 8,752         PFIZER, INC                               402,591
 1,237         PHARMACIA CORP                             75,457
 4,062         SCHERING-PLOUGH CORP                      230,517
   183      *  ST. JUDE MEDICAL, INC                      11,243
    58      *  SYNAVANT, INC                                 271
 1,214         TENET HEALTHCARE CORP                      53,947
   118      *  TRIAD HOSPITALS, INC                        3,842
   400         UNITEDHEALTH GROUP, INC                    24,550
                                                     -----------
               TOTAL HEALTH CARE                       3,777,834
                                                     -----------
OTHER -- 0.15%
   358      *  DUN & BRADSTREET CORP (NEW)                 9,263
   250         FIRST INDUSTRIAL REALTY TRUST, INC          8,500
    77         LIBERTY PROPERTY TRUST CO                   2,199
   717         MOODY'S CORP                               18,417
                                                     -----------
               TOTAL OTHER                                38,379
                                                     -----------

See notes to financial statements                        2000 ANNUAL REPORT   61

TIAA-CREF LIFE FUNDS                                   SOCIAL CHOICE EQUITY FUND

--------------------------------------------------------------------------------
SHARES                                                  VALUE
--------------------------------------------------------------------------------
 PRODUCER DURABLES -- 3.49%
   461         BALDOR ELECTRIC CO                    $     9,738
 1,100         COOPER INDUSTRIES, INC                     50,531
   334         CUMMINS ENGINE CO, INC                     12,671
 1,367         DEERE & CO                                 62,625
 2,678         EMERSON ELECTRIC CO                       211,059
   524         GRAINGER (W.W.), INC                       19,126
   900         HARLEY DAVIDSON, INC                       35,775
 1,401         ILLINOIS TOOL WORKS, INC                   83,447
   944         INGERSOLL-RAND CO                          39,530
 2,583         MINNESOTA MINING & MANUFACTURING CO       311,251
   476         NORDSON CORP                               12,138
 1,247         PITNEY BOWES, INC                          41,306
   438         THOMAS & BETTS CORP                         7,090
 2,273         XEROX CORP                                 10,512
                                                     -----------
               TOTAL PRODUCER DURABLES                   906,799
                                                     -----------
TECHNOLOGY -- 22.49%
   800      *  3COM CORP                                   6,800
 1,900      *  ADC TELECOMMUNICATIONS, INC                34,437
 1,106      *  ADVANCED MICRO DEVICES, INC                15,276
   985      *  AGILENT TECHNOLOGIES, INC                  53,928
 1,400      *  ALTERA CORP                                36,837
 5,319      *  AMERICA ONLINE, INC                       185,101
   600      *  AMERICAN POWER CONVERSION CORP              7,425
 1,100      *  ANALOG DEVICES, INC                        56,306
 1,000      *  APPLE COMPUTER, INC                        14,875
 2,500      *  APPLIED MATERIALS, INC                     95,468
 2,883         AUTOMATIC DATA PROCESSING, INC            182,529
   678      *  AVAYA, INC                                  6,991
 1,323         AVERY DENNISON CORP                        72,599
   396         AVNET, INC                                  8,514
   600      *  BROADCOM CORP (CLASS A)                    50,400
16,500      *  CISCO SYSTEMS, INC                        631,125
 4,466         COMPAQ COMPUTER CORP                       67,213
 1,299         COMPUTER ASSOCIATES INTERNATIONAL,
                 INC                                      25,330
 2,427         CORNING, INC                              128,175
 6,200      *  DELL COMPUTER CORP                        108,112
   442         DELUXE CORP                                11,169
   152         DIEBOLD, INC                                5,073
 1,468         ELECTRONIC DATA SYSTEMS CORP               84,777
 5,142      *  EMC CORP                                  341,943
   959         FIRST DATA CORP                            50,527
   755      *  GATEWAY, INC                               13,582
 5,166         HEWLETT-PACKARD CO                        163,051
   569         IKON OFFICE SOLUTIONS, INC                  1,422
   103      *  IMATION CORP                                1,596
16,800         INTEL CORP                                505,050
 4,621         INTERNATIONAL BUSINESS MACHINES CORP      392,785
 1,100      *  LSI LOGIC CORP                             18,799
 8,540         LUCENT TECHNOLOGIES, INC                  115,290
   100      *  MERCURY INTERACTIVE CORP                    9,025
 1,632      *  MICRON TECHNOLOGY, INC                     57,936
12,200      *  MICROSOFT CORP                            529,175
   825         MOLEX, INC                                 29,287
   754      *  NATIONAL SEMICONDUCTOR CORP                15,174
   700      *  NETWORK APPLIANCE, INC                     44,931
 7,500         NORTEL NETWORKS CORP (U.S.)               240,468

--------------------------------------------------------------------------------
SHARES                                                  VALUE
--------------------------------------------------------------------------------
   700      *  NOVELL, INC                           $     3,653
12,800      *  ORACLE CORP                               372,000
 1,386      *  PALM, INC                                  39,241
 1,200         PAYCHEX, INC                               58,350
 1,800      *  QUALCOMM, INC                             147,937
   370      *  SENSORMATIC ELECTRONICS CORP                7,423
   900      *  SIEBEL SYSTEMS, INC                        60,862
 1,788      *  SOLECTRON CORP                             60,613
 7,700      *  SUN MICROSYSTEMS, INC                     214,637
 1,200      *  TELLABS, INC                               67,800
 4,674         TEXAS INSTRUMENTS, INC                    221,430
   900      *  VERITAS SOFTWARE CORP                      78,750
   439      *  VISHAY INTERTECHNOLOGY, INC                 6,639
 1,000      *  XILINX, INC                                46,125
 1,300      *  YAHOO, INC                                 39,081
                                                     -----------
               TOTAL TECHNOLOGY                        5,843,042
                                                     -----------
TRANSPORTATION -- 0.81%
   659      *  AMR CORP                                   25,824
   284         ARNOLD INDUSTRIES, INC                      5,112
   404         DELTA AIRLINES, INC                        20,275
   846      *  FEDEX CORP                                 33,806
 3,685         NORFOLK SOUTHERN CORP                      49,056
    68         RYDER SYSTEM, INC                           1,130
   476         SABRE HOLDINGS CORP                        20,527
 1,593         SOUTHWEST AIRLINES CO                      53,413
                                                     -----------
               TOTAL TRANSPORTATION                      209,143
                                                     -----------
UTILITIES -- 11.49%
   696         AGL RESOURCES, INC                         15,355
   651         ALLTEL CORP                                40,646
 9,575         AT & T CORP                               165,767
 5,432         BELLSOUTH CORP                            222,372
 2,100      *  COMCAST CORP (CLASS A) SPECIAL             87,675
   651      *  COX COMMUNICATIONS, INC (CLASS A)          30,312
 1,942         EL PASO ENERGY CORP                       139,095
 3,203         ENRON CORP                                266,391
   844         EQUITABLE RESOURCES, INC                   56,337
   200      *  GLENAYRE TECHNOLOGIES, INC                    706
 1,700      *  GLOBAL CROSSING LTD                        24,331
   957         IDACORP, INC                               46,952
 2,145         KEYSPAN CORP                               90,894
   866         MCN ENERGY GROUP, INC                      23,977
   500         NATIONAL FUEL GAS CO                       31,468
 1,500      *  NEXTEL COMMUNICATIONS, INC (CLASS A)       37,125
 1,066         NICOR, INC                                 46,037
 3,501         NISOURCE, INC                             107,655
   841      *  NISOURCE, INC (SAILS)                       2,312
 2,887         OGE ENERGY CORP                            70,551
   879         PEOPLES ENERGY CORP                        39,335
 3,273         POTOMAC ELECTRIC POWER CO                  80,875
 3,059         PUGENT ENERGY, INC                         85,078
 3,149      *  QWEST COMMUNICATIONS INTERNATIONAL,
                 INC                                     129,109
 9,348         SBC COMMUNICATIONS, INC                   446,367
   210         SOUTHERN UNION CO                           5,565
 2,115         SPRINT CORP (FON GROUP)                    42,960

 62  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                                   SOCIAL CHOICE EQUITY FUND

--------------------------------------------------------------------------------
SHARES/PRINCIPAL                                        VALUE
--------------------------------------------------------------------------------
UTILITIES -- (CONTINUED)
 1,779      *  SPRINT CORP (PCS GROUP)               $    36,358
 2,568         TECO ENERGY, INC                           83,139
 6,376         VERIZON COMMUNICATIONS                    319,597
 3,025         WILLIAMS COS, INC                         120,810
 6,300      *  WORLDCOM, INC                              88,593
                                                     -----------
               TOTAL UTILITIES                         2,983,744
                                                     -----------
TOTAL COMMON STOCK
(Cost $27,018,167)                                    25,734,061
                                                     -----------
SHORT TERM INVESTMENT -- 0.86%
U.S. GOVERNMENT AND AGENCY -- 0.86%
               FEDERAL HOME LOAN BANK (FHLB)
$223,000         5.15%, 01/02/01                         222,968
                                                     -----------
TOTAL SHORT TERM INVESTMENT
(Cost $222,968)                                          222,968
                                                     -----------
TOTAL PORTFOLIO -- 99.92%
(Cost $27,241,135)                                    25,957,029
OTHER ASSETS & LIABILITIES, NET -- 0.08 %                 20,040
                                                     -----------
NET ASSETS -- 100.00%                                $25,977,069
                                                     ===========

---------------
* Non-income producing

The cost of portfolio investments for federal income tax purposes is substantially the same as the amount disclosed above.

See notes to financial statements                        2000 ANNUAL REPORT   63

[TIAA CREF Logo]

--------------------------------------------------------------------------------

                      REPORT OF MANAGEMENT RESPONSIBILITY

To the Shareholders of
  TIAA-CREF Life Funds:

The accompanying financial statements of the Stock Index, Growth Equity, Growth & Income, International Equity, and Social Choice Equity Funds of TIAA-CREF Life Funds (the "Funds") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

The Funds have established and maintain a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, the Funds' internal audit personnel provide a continuing review of the internal controls and operations of the Funds.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. For the periods covered by these financial statements, all services provided by Ernst & Young LLP for the Funds were limited exclusively to auditing. It is the Funds' policy that any non-audit services be obtained from a firm other than the external financial audit firm. The independent auditor's report, which appears on the second following page, expresses an independent opinion on the fairness of presentation of these financial statements.

                                             /s/  MARTIN E. GALT, III
                                        ----------------------------------------
                                                       President

                                                        [SIG]
                                        ----------------------------------------
                                              Executive Vice President and
                                              Principal Accounting Officer

 64  2000 ANNUAL REPORT

[TIAA CREF Logo]

--------------------------------------------------------------------------------

                         REPORT OF THE AUDIT COMMITTEE

To the Shareholders of
  TIAA-CREF Life Funds:

The Audit Committee oversees the financial reporting process of the TIAA-CREF Life Funds (the "Funds") on behalf of the Funds' Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee's responsibilities. All members of the Audit Committee ("Committee") are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for the Funds' financial statements, development and maintenance of a strong system of internal controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee Members, as Trustees of the Fund, reviewed and approved the audit plan of the independent auditing firm in connection with their audit. The Committee will also be meeting regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with generally accepted accounting principles.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by the Funds, the clarity of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors' independence from management and the Funds, and has received a written disclosure regarding such independence, as required by the Independence Standards Board.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Laurence Franz, Audit Committee Chair
Jeanmarie Grisi, Audit Committee Member
Richard M. Norman, Audit Committee Member

February 26, 2001

                                                         2000 ANNUAL REPORT   65

                        [ERNEST & YOUNG LLP LETTERHEAD]

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of TIAA-CREF Life Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of TIAA-CREF Life Funds (comprising, respectively, the Stock Index, Growth Equity, Growth & Income, International Equity, and Social Choice Equity Funds) as of December 31, 2000, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the TIAA-CREF Life Funds at December 31, 2000, and the results of their operations, the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                     /s/ ERNST & YOUNG LLP

February 5, 2001

 66  2000 ANNUAL REPORT

TIAA-CREF LIFE FUNDS                        STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
December 31, 2000

                                                       STOCK        GROWTH       GROWTH &     INTERNATIONAL   SOCIAL CHOICE
                                                       INDEX        EQUITY        INCOME         EQUITY          EQUITY
                                                       FUND          FUND          FUND           FUND            FUND
---------------------------------------------------------------------------------------------------------------------------

ASSETS
  Portfolio investments, at cost                    $90,822,398   $73,070,025   $64,240,285    $47,174,978     $27,241,135
  Net unrealized depreciation of portfolio
    investments                                      (1,259,605)  (15,633,422)   (3,760,929)    (4,887,297)     (1,284,106)
---------------------------------------------------------------------------------------------------------------------------
  Portfolio investments, at value                    89,562,793    57,436,603    60,479,356     42,287,681      25,957,029
  Cash                                                    1,840           832         1,537         42,664             665
  Receivable from securities transactions                29,250         9,422            --        520,420              --
  Receivable for Fund shares sold                        54,530         5,645            --         10,121           6,020
  Dividends and interest receivable                      77,426        27,115        53,405         33,261          17,784
---------------------------------------------------------------------------------------------------------------------------
    Total assets                                     89,725,839    57,479,617    60,534,298     42,894,147      25,981,498
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES
  Accrued expenses                                        7,754        13,703        12,657         10,955           4,429
  Payable for securities transactions                   397,206        96,984       445,288        877,025              --
  Payable for Fund shares redeemed                           --            --        10,778             --              --
---------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                   404,960       110,687       468,723        887,980           4,429
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $89,320,879   $57,368,930   $60,065,575    $42,006,167     $25,977,069
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
  Paid in capital                                   $91,097,582   $74,669,198   $64,068,653    $58,600,786     $27,218,800
  Accumulated undistributed (overdistributed)
    net investment income                                 1,075           (43)           --           (850)             --
  Accumulated undistributed net realized gain
    (loss)
    on total investments                               (518,173)   (1,666,803)     (242,136)   (11,704,876)         42,375
  Accumulated net unrealized depreciation
    on total investments                             (1,259,605)  (15,633,422)   (3,760,942)    (4,888,893)     (1,284,106)
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                          $89,320,879   $57,368,930   $60,065,575    $42,006,167     $25,977,069
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Outstanding shares of beneficial interest,
  unlimited shares authorized
  ($.0001 par value)                                  3,197,028     3,023,424     2,548,837      2,450,480       1,086,907

NET ASSET VALUE PER SHARE                                $27.94        $18.97        $23.57         $17.14          $23.90
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

See notes to financial statements                        2000 ANNUAL REPORT   67

TIAA-CREF LIFE FUNDS                                    STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------


                                             STOCK               GROWTH          GROWTH &        INTERNATIONAL      SOCIAL CHOICE
                                             INDEX               EQUITY           INCOME            EQUITY             EQUITY
                                              FUND                FUND             FUND              FUND               FUND
                                        ----------------      -------------------------------------------------------------------
                                          FOR THE YEAR
                                             ENDED
                                          DECEMBER 31,             FOR THE PERIOD MARCH 1, 2000 (COMMENCEMENT OF OPERATIONS)
                                              2000                                   TO DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                $    47,345         $     86,605      $    90,978      $    108,705        $    39,558
  Dividends                                   902,203              188,242          500,182           422,585            243,193
  Foreign taxes withheld                         (104)              (1,109)          (4,166)          (51,591)              (403)
---------------------------------------------------------------------------------------------------------------------------------
    Total income                              949,444              273,738          586,994           479,699            282,348
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
  Management fees                             234,542              229,251          209,097           190,109             86,500
  Trustee fees and expenses                     1,718                1,096            1,045               789                488
---------------------------------------------------------------------------------------------------------------------------------
  Total expenses before waiver                236,260              230,347          210,142           190,898             86,988
    Less expenses waived
      by the advisor                         (179,816)            (104,658)         (99,796)          (86,087)           (46,577)
---------------------------------------------------------------------------------------------------------------------------------
    Net expenses                               56,444              125,689          110,346           104,811             40,411
---------------------------------------------------------------------------------------------------------------------------------

Net investment income                         893,000              148,049          476,648           374,888            241,937
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON TOTAL INVESTMENTS
  Net realized gain (loss) on:
    Portfolio investments                   1,352,080           (1,666,804)          14,734       (11,704,876)           230,995
    Foreign currency transactions                  --                   56            2,563           (85,271)                --
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
    on total investments                    1,352,080           (1,666,748)          17,297       (11,790,147)           230,995
---------------------------------------------------------------------------------------------------------------------------------
  Change in unrealized
    depreciation on:
    Portfolio investments                  (9,088,906)         (15,633,422)      (3,760,929)       (4,887,297)        (1,284,106)
    Translation of assets (other
      than portfolio investments)
      and liabilities denominated
      in foreign currencies                        --                   --              (13)           (1,596)                --
---------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized
    depreciation
    on total investments                   (9,088,906)         (15,633,422)      (3,760,942)       (4,888,893)        (1,284,106)
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss
    on total investments                   (7,736,826)         (17,300,170)      (3,743,645)      (16,679,040)        (1,053,111)
---------------------------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS             $(6,843,826)        $(17,152,121)     $(3,266,997)     $(16,304,152)       $  (811,174)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

 68  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS                         STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                             STOCK                     GROWTH        GROWTH &      INTERNATIONAL     SOCIAL CHOICE
                                             INDEX                     EQUITY         INCOME          EQUITY           EQUITY
                                              FUND                      FUND           FUND            FUND             FUND
                                --------------------------------    -------------------------------------------------------------
                                FOR THE YEARS ENDED DECEMBER 31,      FOR THE PERIOD MARCH 1, 2000 (COMMENCEMENT OF OPERATIONS)
                                     2000              1999                             TO DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income          $   893,000       $   436,573      $    148,049    $   476,648    $    374,888      $   241,937
  Net realized gain (loss)
    on total investments           1,352,080           293,727        (1,666,748)        17,297     (11,790,147)         230,995
  Net change in unrealized
    appreciation
    (depreciation) on total
    investments                   (9,088,906)        6,771,381       (15,633,422)    (3,760,942)     (4,888,893)      (1,284,106)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      from operations             (6,843,826)        7,501,681       (17,152,121)    (3,266,997)    (16,304,152)        (811,174)
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment income        (893,000)         (437,803)         (148,049)      (476,648)       (302,244)        (241,937)
  In excess of net
    investment income                 (7,330)               --              (591)       (13,160)             --           (3,928)
  From net realized gain on
    total investments             (1,816,255)         (339,627)               --       (246,760)             --         (184,692)
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions           (2,716,585)         (777,430)         (148,640)      (736,568)       (302,244)        (430,557)
---------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS:
  Seed money subscriptions                --                --        50,100,000     50,100,000      50,100,000       25,100,000
  Subscriptions                   45,947,283        20,733,305        25,324,095     13,433,258       8,327,508        2,084,218
  Reinvestment of
    distributions                  2,716,587           777,430           148,640        736,568         302,244          430,557
  Redemptions                     (4,123,241)         (106,622)         (903,044)      (200,686)       (117,189)        (395,975)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase from
      shareholder
      transactions                44,540,629        21,404,113        74,669,691     64,069,140      58,612,563       27,218,800
---------------------------------------------------------------------------------------------------------------------------------
  Total increase in net
    assets                        34,980,218        28,128,364        57,368,930     60,065,575      42,006,167       25,977,069

NET ASSETS
  Beginning of period             54,340,661        26,212,297                --             --              --               --
---------------------------------------------------------------------------------------------------------------------------------
  End of period                  $89,320,879       $54,340,661      $ 57,368,930    $60,065,575    $ 42,006,167      $25,977,069
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

CHANGE IN FUND SHARES:
  Shares outstanding,
    beginning of period            1,746,701         1,006,046                --             --              --               --
---------------------------------------------------------------------------------------------------------------------------------
  Seed money shares sold                  --                --         2,004,000      2,004,000       2,004,000        1,004,000
  Shares sold                      1,487,311           718,792         1,049,542        521,711         435,510           80,315
  Shares issued in
    reinvestment of
    distributions                     96,779            25,249             7,702         31,052          17,800           17,940
  Shares redeemed                   (133,763)           (3,386)          (37,820)        (7,926)         (6,830)         (15,348)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase in shares
      outstanding                  1,450,327           740,655         3,023,424      2,548,837       2,450,480        1,086,907
---------------------------------------------------------------------------------------------------------------------------------
  Shares outstanding, end of
    period                         3,197,028         1,746,701         3,023,424      2,548,837       2,450,480        1,086,907
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements                        2000 ANNUAL REPORT   69

TIAA-CREF LIFE FUNDS                                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  STOCK
                                                  INDEX
                                                   FUND
                             ------------------------------------------------
                                                                 FOR THE
                                                                  PERIOD
                                                             DECEMBER 1, 1998
                               FOR THE         FOR THE       (COMMENCEMENT OF
                              YEAR ENDED      YEAR ENDED      OPERATIONS TO
                             DECEMBER 31,    DECEMBER 31,      DECEMBER 31,
                                 2000            1999            1998(A)
-----------------------------------------------------------------------------

SELECTED PER SHARE DATA:
  Net asset value,
    beginning of period        $ 31.11         $ 26.05           $ 25.00
-----------------------------------------------------------------------------
  Gain (loss) from
    investment
    operations:
    Net investment income         0.29            0.26              0.05
    Net realized and
      unrealized gain
      (loss) on
      investments                (2.58)           5.26              1.05
-----------------------------------------------------------------------------
    Total gain (loss)
      from investment
      operations                 (2.29)           5.52              1.10
-----------------------------------------------------------------------------
  Less distributions
    from:
    Net investment income        (0.29)          (0.26)            (0.05)
    In excess of net
      investment income             --              --                --
    Net realized gains           (0.59)          (0.20)               --
-----------------------------------------------------------------------------
    Total distributions          (0.88)          (0.46)            (0.05)
-----------------------------------------------------------------------------
  Net asset value, end of
    period                     $ 27.94         $ 31.11           $ 26.05
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

TOTAL RETURN                     (7.38)%         21.20%             4.41%

RATIOS AND SUPPLEMENTAL
  DATA
  Net assets at end of
    period (in thousands)      $89,321         $54,341           $26,212
  Ratio of expenses to
    average net assets
    before expense waiver         0.30%           0.30%             0.03%
  Ratio of expenses to
    average net assets
    after expense waiver          0.07%           0.07%             0.01%
  Ratio of net investment
    income to average net
    assets                        1.14%           1.28%             0.22%
  Portfolio turnover rate        16.48%          14.22%             0.00%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

                            GROWTH     GROWTH &     INTERNATIONAL     SOCIAL CHOICE
                            EQUITY      INCOME          EQUITY            EQUITY
                             FUND        FUND            FUND              FUND

                           ---------------------------------------------------------

                           FOR THE PERIOD MARCH 1, 2000 (COMMENCEMENT OF OPERATIONS)
                                            TO DECEMBER 31, 2000(A)
-------------------------  ---------------------------------------------------------
SELECTED PER SHARE DATA:
  Net asset value,
    beginning of period    $ 25.00      $ 25.00        $ 25.00           $ 25.00
-----------------------------------------------------------------------------
  Gain (loss) from
    investment
    operations:
    Net investment income     0.05         0.19           0.15              0.23
    Net realized and
      unrealized gain
      (loss) on
      investments            (6.03)       (1.33)         (7.89)            (0.93)
-----------------------------------------------------------------------------
    Total gain (loss)
      from investment
      operations             (5.98)       (1.14)         (7.74)            (0.70)
-----------------------------------------------------------------------------
  Less distributions
    from:
    Net investment income    (0.05)       (0.18)         (0.12)            (0.23)
    In excess of net
      investment income         --        (0.01)            --                --
    Net realized gains          --        (0.10)            --             (0.17)
-----------------------------------------------------------------------------
    Total distributions      (0.05)       (0.29)         (0.12)            (0.40)
-----------------------------------------------------------------------------
  Net asset value, end of
    period                 $ 18.97      $ 23.57        $ 17.14           $ 23.90
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
TOTAL RETURN                (23.89)%      (4.55)%       (30.94)%           (2.80)%
RATIOS AND SUPPLEMENTAL
  DATA
  Net assets at end of
    period (in thousands)  $57,369      $60,066        $42,006           $25,977
  Ratio of expenses to
    average net assets
    before expense waiver     0.39%        0.37%          0.44%             0.33%
  Ratio of expenses to
    average net assets
    after expense waiver      0.21%        0.19%          0.25%             0.15%
  Ratio of net investment
    income to average net
    assets                    0.25%        0.84%          0.88%             0.92%
  Portfolio turnover rate    35.54%       20.43%         79.47%             4.94%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  (a) The percentages shown for this period are not annualized.

 70  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1. ORGANIZATION

TIAA-CREF Life Funds (the "Funds") is a Delaware business trust that was organized on August 13, 1998 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 ("1940 Act") as an open-end management investment company. The Funds consist of five series (each referred to as a "Fund").

TIAA-CREF Life Separate Account VA-1 (the "Account"), which is registered with the Commission as a unit investment trust under the 1940 Act, has sub-accounts which correspond to and invest in each of the Funds. The Account is a separate account of TIAA-CREF Life Insurance Company ("TIAA-CREF Life"), which commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, and is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"), also a legal reserve life insurance company, which was established under the insurance laws of the State of New York in 1918.

The Stock Index Fund commenced operations on December 1,1998 when the Account purchased 4,000 shares at $25 per share for a total of $100,000 and TIAA purchased 1,000,000 shares at $25 per share for a total of $25,000,000. The Growth Equity, Growth & Income, International Equity and Social Choice Equity Funds commenced operations on March 1, 2000 when the Account purchased 4,000 shares at $25 per share for a total of $100,000 in each Fund and TIAA purchased 2,000,000 shares at $25 per share for a total of $50,000,000 each in the Growth Equity, Growth & Income and International Equity Funds and 1,000,000 shares at $25 per share for a total of $25,000,000 in the Social Choice Equity Fund. At December 31, 2000, the Account and TIAA held the following amounts in the Funds:

                             ACCOUNT         TIAA
                           -----------    -----------
Stock Index Fund           $60,021,830    $29,299,049
Growth Equity Fund          19,327,211     38,041,719
Growth & Income Fund        12,353,262     47,712,313
International Equity Fund    7,470,131     34,536,036
Social Choice Equity Fund    1,676,047     24,301,022

Teachers Advisors, Inc. ("Advisors"), an indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment advisory services for the Funds pursuant to an Investment Management Agreement between Advisors and the Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds, which are in conformity with accounting principles generally accepted in the United States.

VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Money market instruments are valued at fair market value, except for such instruments within 60 days to maturity, which are valued at amortized cost, which approximates market value. The amortized cost method initially values securities at original cost and assumes a constant rate of amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

                                                         2000 ANNUAL REPORT   71

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Continued)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)
ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recognized on the accrual basis, and discounts and premiums on short-term money market instruments are amortized using the effective yield method. Dividend income is recorded on the ex-dividend date, except for certain foreign dividends, which are recorded as the Funds are informed of the ex-dividend date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: The records of the Funds are maintained in U.S. dollars. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon maturity or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to normal market risks, this exposes the Funds to the risk that the transaction may not be consummated. The price and interest rate of such securities are fixed at trade date. For when-issued purchases, a Fund does not earn interest on such security until the settlement date.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income and realized gains, if any, are declared and paid annually. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

FEDERAL INCOME TAXES: The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code, and will not be subject to federal income taxes to the extent that they distribute substantially all taxable income each year. At December 31, 2000, the Growth Equity and International Equity Funds have capital loss carryovers of $212,469 and $9,371,612, respectively which will begin to expire in 2008.

 72  2000 ANNUAL REPORT

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Continued)

NOTE 3. MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays a fee for investment management services, based on the average daily net assets of each Fund. Advisors has currently waived its right to receive a portion of its fee from each Fund until April 1, 2003. As a result, Advisors will receive the following annual percentages of each Fund's average daily net assets:

                                                       MANAGEMENT FEE
                           MANAGEMENT FEE    WAIVER     AFTER WAIVER
                           --------------    ------    --------------
Stock Index Fund                0.30%         0.23%         0.07%
Growth Equity Fund              0.46%         0.21%         0.25%
Growth & Income Fund            0.44%         0.21%         0.23%
International Equity Fund       0.53%         0.24%         0.29%
Social Choice Equity Fund       0.39%         0.21%         0.18%

NOTE 4. INVESTMENTS

At December 31, 2000, the net unrealized depreciation of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, for the Funds was as follows:

                           GROSS UNREALIZED    GROSS UNREALIZED    NET UNREALIZED
                             APPRECIATION        DEPRECIATION       DEPRECIATION
                           ----------------    ----------------    --------------
Stock Index Fund             $12,318,679         $13,578,284        $ (1,259,605)
Growth Equity Fund             4,432,722          20,066,144         (15,633,422)
Growth & Income Fund           8,824,619          12,585,548          (3,760,929)
International Equity Fund      3,200,496           8,087,793          (4,887,297)
Social Choice Equity Fund      4,532,662           5,816,768          (1,284,106)

Purchases and sales of securities, other than short-term money market instruments, for the Stock Index Fund for year ended December 31, 2000 and for the Growth Equity, Growth & Income, International Equity and Social Choice Equity Funds for the period March 1, 2000 (commencement of operations) to December 31, 2000 were as follows:

                           NON-GOVERNMENT    GOVERNMENT    NON-GOVERNMENT    GOVERNMENT
                             PURCHASES       PURCHASES         SALES           SALES
                           --------------    ----------    --------------    ----------
Stock Index Fund            $56,327,112       $414,323      $13,492,964       $109,255
Growth Equity Fund           95,697,406         75,622       21,394,177         79,044
Growth & Income Fund         74,989,210        270,026       11,941,844         16,484
International Equity Fund    94,285,097             --       35,856,503             --
Social Choice Equity Fund    27,909,104        314,630        1,467,395         16,253

NOTE 5. TRUSTEE FEES

The Funds pay their Trustees who are not also officers or affiliated persons of the Funds certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees.

                                                         2000 ANNUAL REPORT   73

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Concluded)

NOTE 6. SUBSEQUENT EVENT -- LINE OF CREDIT

In January 2001, the Funds began to share in a $2.5 billion unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, the funding of shareholder redemptions that otherwise might require the untimely disposition of securities. Certain College Retirement Equities Fund Accounts, TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds and, commencing in January 2001, TIAA Separate Account VA-1, all of which are managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating Accounts and Funds. Interest associated with any borrowing under the facility will be charged to the borrowing Accounts or Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing.

 74  2000 ANNUAL REPORT

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1   SUMMARY FINANCIAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                                                      STOCK        GROWTH       GROWTH &     INTERNATIONAL    SOCIAL CHOICE
                                                      INDEX        EQUITY        INCOME         EQUITY           EQUITY
                                                   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
AS OF DECEMBER 31, 2000:
ASSETS
  Investments, at cost                             $63,860,340   $24,530,870   $13,429,238    $8,318,052       $1,810,967
---------------------------------------------------------------------------------------------------------------------------
    Shares held in corresponding TIAA-CREF Life
      Funds                                          2,148,275     1,018,830       524,118       435,837           70,129
    Net asset value per share ("NAV")                    27.94         18.97         23.57         17.14            23.90
---------------------------------------------------------------------------------------------------------------------------
  Investments, at value (shares x NAV)              60,021,830    19,327,211    12,353,262     7,470,131        1,676,047
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- ACCUMULATION FUND                    $60,021,830   $19,327,211   $12,353,262    $7,470,131       $1,676,047
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding             2,061,515     1,018,449       521,424       436,057           69,000
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, PER ACCUMULATION UNIT                  $29.12        $18.98        $23.69        $17.13           $24.29
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------


                                                    STOCK             GROWTH        GROWTH &     INTERNATIONAL     SOCIAL CHOICE
                                                    INDEX             EQUITY         INCOME          EQUITY            EQUITY
                                                 SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                              ------------------   --------------------------------------------------------------
                                              FOR THE YEAR ENDED
                                                 DECEMBER 31,       FOR THE PERIOD MARCH 1, 2000 (COMMENCEMENT OF OPERATIONS) TO
                                                     2000                               DECEMBER 31, 2000(a)
---------------------------------------------------------------------------------------------------------------------------------
CHANGES IN NET ASSETS:
FROM OPERATIONS
  Net investment income                          $   462,765       $    20,583    $    86,531      $   44,545        $   14,027
  Realized gain (loss) on investments                372,872           (39,817)        (3,030)        (45,756)            6,831
  Net change in unrealized depreciation on
    investments                                   (5,482,211)       (5,203,659)    (1,075,976)       (847,921)         (134,920)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                       (4,646,574)       (5,222,893)      (992,475)       (849,132)         (114,062)
---------------------------------------------------------------------------------------------------------------------------------
FROM CONTRACTOWNER TRANSACTIONS
  Seed money premiums from TIAA-CREF Life                 --           100,000        100,000         100,000           100,000
  Premiums                                        45,481,341        19,359,240     10,916,106       6,277,249         1,507,630
  Net Contractowner transfers (to) from
    fixed account                                 (1,908,299)        6,131,826      2,342,264       2,100,936           204,323
  Withdrawals and death benefits                  (1,731,674)       (1,040,962)       (12,633)       (158,922)          (21,844)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  CONTRACTOWNER TRANSACTIONS                      41,841,368        24,550,104     13,345,737       8,319,263         1,790,109
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                        37,194,794        19,327,211     12,353,262       7,470,131         1,676,047
NET ASSETS
  Beginning of period                             22,827,036                --             --              --                --
---------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                  $60,021,830       $19,327,211    $12,353,262      $7,470,131        $1,676,047
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                           (7.72)%          (24.09)%        (5.23)%        (31.48)%           (2.84)%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

RATIO OF EXPENSES TO
  AVERAGE NET ASSETS                                    0.30%             0.25%          0.25%           0.25%             0.25%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  (a) The percentages shown for this period are not annualized.

                                                         2000 ANNUAL REPORT   75

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